UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-CSR
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CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-6618

FIRST INVESTORS EQUITY FUNDS
(Exact name of registrant as specified in charter)

40 Wall Street
New York, NY 10005
(Address of principal executive offices) (Zip code)

Joseph I. Benedek
Foresters Investment Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END: SEPTEMBER 30

DATE OF REPORTING PERIOD: MARCH 31, 2016

Item 1. Reports to Stockholders

The semi-annual report to stockholders follows

Foresters Financial | First Investors Funds

Income Funds

- Cash Management
- Balanced Income
- Floating Rate
- Fund For Income
- Government
- International Opportunities Bond
- Investment Grade
- Limited Duration High Quality Bond
- Strategic Income

Equity Funds

- Equity Income
- Global
- Growth & Income
- International
- Opportunity
- Real Estate
- Select Growth
- Special Situations
- Total Return

Semi-Annual Report **March 31, 2016**

FOREWORD

This report is for the information of the shareholders of the Funds. It is the policy of each Fund described in this report to mail only one copy of a Fund’s prospectus, annual report, semi-annual report and proxy statements to all shareholders who share the same mailing address and share the same last name and have invested in a Fund covered by the same document. You are deemed to consent to this policy unless you specifically revoke this policy and request that separate copies of such documents be mailed to you. In such case, you will begin to receive your own copies within 30 days after our receipt of the revocation. You may request that separate copies of these disclosure documents be mailed to you by writing to us at: Foresters Investor Services, Inc., Raritan Plaza I, Edison, NJ 08837-3620 or calling us at 1-800-423-4026.

You may obtain a free prospectus for any of the Funds by contacting your representative, calling 1-800-423-4026, writing to us at the following address: Foresters Financial Services, Inc., 40 Wall Street, New York, NY 10005, or by visiting our website at www.foresters.com. You should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus contains this and other information about the Fund, and should be read carefully before investing.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Cash Management Fund seeks to preserve a net asset value at $1.00 per share, it is possible to lose money by investing in it, just as it is possible to lose money by investing in any of the other Funds. Past performance is no guarantee of future results.

A Statement of Additional Information (“SAI”) for any of the Funds may also be obtained, without charge, upon request by calling 1-800-423-4026, writing to us at our address or by visiting our website listed above. The SAI contains more detailed information about the Funds, including information about its Trustees.

Foresters Financial™ and Foresters™ are the trade names and trademarks of The Independent Order of Foresters (Foresters), a fraternal benefit society, 789 Don Mills Road, Toronto, Canada M3C 1T9 and its subsidiaries.

Market Overview
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS

Dear Investor:

We are pleased to provide you with our report for the six-month period ended March 31, 2016.

Bond Markets

The U.S. economy grew at an annualized pace of 1% during the review period. Nonetheless, the multi-year decline in the unemployment rate to a post-recession low of 5% and a tentative increase in inflation led the Federal Reserve (“the Fed”) to end seven years of zero interest rate policy in December, raising the federal funds rate 25 basis points (0.25%). Reflecting the Fed’s rate hike, benchmark 10-year U.S. Treasury yields rose from 2.04% to 2.34%, the high for the review period, in the fourth quarter.

The rise in interest rates was short-lived. Global financial markets were too fragile to handle even a small rate hike. Pressure from an appreciating dollar in expectation of higher U.S. interest rates, related slowing of China’s economy and substantially lower oil prices triggered a sharp decline in the stock market and a widening in credit spreads to levels associated with recession. In response, the Fed indicated that the pace of any further rate hikes would be very gradual, and other central banks aggressively eased monetary policy, including in some instances the adoption of negative interest rates. As a result, benchmark 10-year Treasury yields declined significantly, ending the review period at 1.77%. Of note, interest rates remained low despite the fact that both oil and riskier markets rebounded in response to central bank actions.

The broad U.S. bond market returned 2.5% during the review period, according to Bank of America Merrill Lynch. Against a background of substantial volatility, fixed income returns were driven primarily by the decline in longer-term interest rates (when interest rates fall, bond prices increase). Investment grade corporate bonds returned 3.3% as their higher yield, plus price appreciation, led them to outperform other high quality bonds. The Treasury sector gained 2.4%. Mortgage-backed bonds lagged the broad market, returning 1.9%.

The high yield bond market returned 1.0%. With Energy as its largest sector, high yield followed the price of oil, which fell close to 15%. The Energy component of the high yield market was itself down 10.6%. Quantitative easing (purchases of bonds) by the Bank of Japan and the European Central Bank and a weaker dollar, after the Fed backed off from further rate increases, propelled non-dollar government bonds to a 7.7% return. Lastly, although the Fed ended its zero interest rate policy, money market yields remained near historically low levels, providing investors with negligible returns.

Equity Markets

Equities posted solid results during the period under review, despite increased periods of volatility. Stocks rallied sharply during the final months of 2015 reaching highs in November, then treading water into the year end. A sharp selloff to begin 2016 put the

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Market Overview (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS

markets into a dismal mood, but a similarly sharp rally in February and March wound up putting the markets back into positive territory. The S&P 500 Index ended the period up 8.5%, while the Dow Jones Industrial Average ended similarly higher by 8.6% and the NASDAQ Composite was up 5.4%.

Much of the market’s behavior during the period was attributable to the actions and statements of the Fed. Despite headline GDP growth of only 1%, and similar anemic results worldwide, the Fed stuck to its pledge of raising short-term interest rates in December by 25 basis points, after choosing not to do so in September. Strength in employment data and robust housing and automotive sales helped fuel the belief that growth was preparing to accelerate as we headed into 2016. The rally during the final quarter of 2015 came about as the “uncertainty” seemed to lift over what the Fed would do. Solid corporate-earnings reports, and robust merger and acquisition activity, helped fuel the market’s appetite for higher stock prices.

However, as 2016 began, pressures from a strengthening U.S. dollar, collapsing energy commodity prices and a weakening Chinese economy triggered a precipitous market selloff not seen since the last economic crisis during 2008. U.S. markets plunged nearly 10% during early January, only to recover somewhat, then take another leg downwards in February. Worries of a global meltdown in the equities markets started to enter the discussion. Many foreign markets, notably China, dropped more than twice that amount (–24%). After bottoming on February 11, the S&P 500 rallied 13% to the end of the period, as economic data came in better than expected, oil prices recovered after tumbling nearly 50%, and the Fed stepped back from its rate-hike timetable.

Additionally, central bank stimulus from the European Union (“EU”) and Japan, plus a market recovery in China, helped settle things down. Overall, in the end, it was an unusual period — typically this kind of volatility and market correction is not common outside of periods when the markets are recovering from recessions or financial crises (like 1982, 1987, 1991 and 2009). This appears to have been a “mid-cycle” recession scare that may repeat itself as long as we remain in this stop-start economic environment, with an indecisive U.S. central bank.

Large-cap stocks outperformed small-caps for the period under review. Market uncertainty and volatility hurt smaller, secondary stocks and strategies. Market action tended to focus on benchmark-related index names with no liquidity concerns. The proliferation of market and sector ETFs (“Exchange-Traded Funds”) and similar instruments has helped drive large-cap performance. Small-cap stocks were down 1.2% for the period under review, according to the Russell 2000 Index. Among styles, value stocks outperformed growth stocks within both large-cap and small-cap categories.

Sector performance bounced around a bit during the six months. Financials, Healthcare and Energy were the weakest areas, impacted by rising interest rates, falling oil prices and the heightened political rhetoric around medical costs and regulations. Telecom, Utilities,

2

Materials, Industrials and Consumer Staples were the strongest sectors, posting double digit percent gains — helped by mergers and acquisitions, higher-yield dividend-paying characteristics, and inaction from the Fed.

Thank you for placing your trust in Foresters Financial. As always, we appreciate the opportunity to serve your investment needs.

This Market Overview is not part of the Funds’ financial report and is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus. The Market Overview reflects conditions through the end of the period as stated on the cover. Market conditions are subject to change. This Market Overview may not be relied upon as investment advice or as an indication of current or future trading intent on behalf of any Fund.

There are a variety of risks associated with investing in mutual funds. For stock funds, the risks include market risk (the risk that the entire stock market will decline because of an event such as deterioration in the economy or a rise in interest rates), as well as special risks associated with investing in certain types of stock funds, such as small-cap, global and international funds. For bond funds, the risks include interest rate risk and credit risk. Interest rate risk is the risk that bonds will decrease in value as interest rates rise. As a general matter, longer-term bonds fluctuate more than shorter-term bonds in reaction to changes in interest rates. Credit risk is the risk that bonds will decline in value as the result of a decline in the credit rating of the bonds or the economy as a whole, or that the issuer will be unable to pay interest and/or principal when due. Certain types of bond funds also have particular risks, such as high yield (junk) bond funds. Funds may also be subject to, among other risks, liquidity risks. You should consult your prospectus for a precise explanation of the risks associated with your Fund. There can be no assurance that the Funds’ objectives will be met.

3

Understanding Your Fund’s Expenses (unaudited)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, including a sales charge (load) on purchase payments (on Class A shares and, in certain circumstances, on Class A shares where a sales charge on the purchase payment was waived) and a contingent deferred sales charge on redemptions (on Class B shares only); and (2) ongoing costs, including advisory fees; distribution and service fees (12b-1) (on Class A and Class B shares only); and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, October 1, 2015, and held for the entire six-month period ended March 31, 2016. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses Example:

These amounts help you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To estimate the expenses you paid on your account during this period, simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period”.

Hypothetical Expenses Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares of a Fund, and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transaction costs, such as front-end or contingent deferred sales charges (loads) or account fees that are charged to certain types of accounts, such as an annual custodial fee of $15 for certain IRA accounts and certain other retirement accounts or an annual custodial fee of $30 for 403(b) custodial accounts (subject to exceptions and certain waivers as described in the Funds’ Statement of Additional Information). Therefore, the hypothetical expenses example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

4

Fund Expenses (unaudited)
CASH MANAGEMENT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/15)	(3/31/16)	(10/1/15–3/31/16)*
Class A Shares	0.25%
Actual		$1,000.00	$1,000.00	$1.25
Hypothetical**		$1,000.00	$1,023.75	$1.26
Class B Shares	0.25%
Actual		$1,000.00	$1,000.00	$1.25
Hypothetical**		$1,000.00	$1,023.75	$1.26
Institutional Class Shares	0.26%
Actual		$1,000.00	$1,000.00	$1.30
Hypothetical**		$1,000.00	$1,023.70	$1.32

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2016, and are based on the total market value of investments.

5

Portfolio of Investments
CASH MANAGEMENT FUND
March 31, 2016

Principal		Interest
Amount	Security	Rate	*	Value
	U.S. GOVERNMENT AGENCY
	OBLIGATIONS—36.1%
	Fannie Mae:
$5,000M	4/7/2016	0.28%		$ 4,999,767
3,000M	4/20/2016	0.19		2,999,707
1,500M	5/31/2016	0.33		1,499,175
	Federal Home Loan Bank:
4,500M	4/8/2016	0.33		4,499,711
3,000M	4/18/2016	0.27		2,999,617
3,000M	4/20/2016	0.36		2,999,430
5,000M	4/27/2016	0.34		4,998,772
5,000M	5/18/2016	0.30		4,998,028
5,000M	6/20/2016	0.40		4,995,610
	Freddie Mac:
3,000M	6/9/2016	0.36		2,997,958
5,000M	6/27/2016	0.39		4,995,286
Total Value of U.S. Government Agency Obligations (cost $42,983,061)				42,983,061
	VARIABLE AND FLOATING RATE NOTES—25.3%
	Federal Farm Credit Bank:
3,000M	4/20/2016	0.50		3,000,191
3,000M	8/10/2016	0.41		2,998,954
4,700M	8/26/2016	0.45		4,699,378
1,595M	9/12/2016	0.47		1,595,008
5,000M	11/15/2016	0.49		5,000,961
1,030M	12/19/2016	0.42		1,029,440
	Federal Home Loan Bank:
3,000M	4/20/2016	0.39		3,000,008
3,800M	6/22/2016	0.41		3,800,002
5,000M	7/25/2016	0.42		5,000,000
Total Value of Variable and Floating Rate Notes (cost $30,123,942)				30,123,942
	CORPORATE NOTES—9.3%
4,000M	Coca-Cola Co., 4/25/2016 (a)	0.50		3,998,665
5,000M	Exxon Mobil Corp., 4/27/2016	0.46		4,998,337
2,000M	PepsiCo, Inc., 4/1/2016 (a)	0.38		2,000,000
Total Value of Corporate Notes (cost $10,997,002)				10,997,002

6

Principal			Interest
Amount	Security		Rate	*	Value
	SHORT-TERM U.S. GOVERNMENT
	OBLIGATIONS—27.7%
	U.S. Treasury Bills:
$4,000M	4/28/2016		0.25%		$ 3,999,264
4,000M	4/28/2016		0.25		3,999,238
4,000M	5/5/2016		0.25		3,999,041
8,000M	5/26/2016		0.37		7,995,535
5,000M	6/23/2016		0.28		4,996,757
2,000M	8/18/2016		0.44		1,996,620
6,000M	U.S. Treasury Notes, 6/30/2016		0.41		6,016,172
Total Value of Short-Term U.S. Government Obligations (cost $33,002,627)					33,002,627
Total Value of Investments (cost $117,106,632)**		98.4%			117,106,632
Other Assets, Less Liabilities		1.6			1,846,935
Net Assets		100.0%			$118,953,567

*	The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on floating rate notes are adjusted periodically; the rates shown are the rates in effect at March 31, 2016.

**	Aggregate cost for federal income tax purposes is the same.

(a)	Security exempt from registration under Section 4(2) of the Securities Act of 1933 (see Note 4).

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Portfolio of Investments (continued)
CASH MANAGEMENT FUND
March 31, 2016

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
U.S. Government Agency
Obligations	$—	$42,983,061	$—	$42,983,061
Variable and Floating Rate Notes:
U.S. Government Agency
Obligations	—	30,123,942	—	30,123,942
Corporate Notes	—	10,997,002	—	10,997,002
Short-Term U.S. Government
Obligations	—	33,002,627	—	33,002,627
Total Investments in Securities	$—	$117,106,632	$—	$117,106,632

There were no transfers into or from Level 1 or Level 2 by the Fund for the period ended March 31,
2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

8	See notes to financial statements

Fund Expenses (unaudited)
BALANCED INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/15)	(3/31/16)	(10/1/15–3/31/16)*
Class A Shares	1.15%
Actual		$1,000.00	$1,046.77	$5.88
Hypothetical**		$1,000.00	$1,019.25	$5.81
Advisor Class Shares	0.82%
Actual		$1,000.00	$1,048.34	$4.20
Hypothetical**		$1,000.00	$1,020.90	$4.14
Institutional Class Shares	0.69%
Actual		$1,000.00	$1,048.86	$3.53
Hypothetical**		$1,000.00	$1,021.55	$3.49

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2016, and are based on the total market value of investments.

9

Portfolio of Investments
BALANCED INCOME FUND
March 31, 2016

Shares	Security	Value
	COMMON STOCKS—38.6%
	Consumer Discretionary—4.6%
2,800	American Eagle Outfitters, Inc.	$ 46,676
3,800	Ford Motor Company	51,300
1,400	Johnson Controls, Inc.	54,558
1,400	L Brands, Inc.	122,934
2,250	Newell Rubbermaid, Inc.	99,652
2,000	Regal Entertainment Group – Class “A”	42,280
4,600	Stein Mart, Inc.	33,718
3,900	Travelport Worldwide, Ltd.	53,274
1,750	Tupperware Brands Corporation	101,465
350	Whirlpool Corporation	63,119
900	Wyndham Worldwide Corporation	68,787
		737,763
	Consumer Staples—5.7%
3,000	Altria Group, Inc.	187,980
1,800	Coca-Cola Company	83,502
2,750	Koninklijke Ahold NV (ADR)	61,710
950	Nu Skin Enterprises, Inc. – Class “A”	36,337
1,400	PepsiCo, Inc.	143,472
2,100	Philip Morris International, Inc.	206,031
750	Procter & Gamble Company	61,733
1,200	Sysco Corporation	56,076
1,300	Wal-Mart Stores, Inc.	89,037
		925,878
	Energy—1.8%
200	Chevron Corporation	19,080
700	ExxonMobil Corporation	58,513
750	Marathon Petroleum Corporation	27,885
250	Occidental Petroleum Corporation	17,107
1,700	PBF Energy, Inc. – Class “A”	56,440
300	Phillips 66	25,977
900	Royal Dutch Shell, PLC – Class “A” (ADR)	43,605
300	Schlumberger, Ltd.	22,125
850	Suncor Energy, Inc.	23,639
		294,371

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Shares		Security	Value
		Financials—6.3%
750		Ameriprise Financial, Inc.	$ 70,507
1,800		Banc of California, Inc.	31,500
1,400		Berkshire Hills Bancorp, Inc.	37,646
3,300		Brixmor Property Group, Inc. (REIT)	84,546
1,900		Chesapeake Lodging Trust (REIT)	50,274
600		Chubb, Ltd.	71,490
1,600		Discover Financial Services	81,472
5,700		FelCor Lodging Trust, Inc. (REIT)	46,284
1,400		JPMorgan Chase & Company	82,908
1,150		MetLife, Inc.	50,531
750		PNC Financial Services Group, Inc.	63,428
4,200		Sunstone Hotel Investors, Inc. (REIT)	58,800
1,900		Tanger Factory Outlet Centers, Inc. (REIT)	69,141
1,900		U.S. Bancorp	77,121
2,050		Urstadt Biddle Properties, Inc. – Class “A” (REIT)	42,947
1,750		Waddell & Reed Financial, Inc. – Class “A”	41,195
1,100		Wells Fargo & Company	53,196
			1,012,986
		Health Care—4.6%
2,200		Abbott Laboratories	92,026
2,400		AbbVie, Inc.	137,088
2,800		GlaxoSmithKline, PLC (ADR)	113,540
1,400		Johnson & Johnson	151,480
1,800		Merck & Company, Inc.	95,238
5,200		Pfizer, Inc.	154,128
			743,500
		Industrials—3.9%
900		3M Company	149,967
2,400		General Electric Company	76,296
900		Honeywell International, Inc.	100,845
700		Lockheed Martin Corporation	155,050
4,000	*	TAL International Group, Inc.	61,760
1,600		Textainer Group Holdings, Ltd.	23,744
600		Tyco International, PLC	22,026
500		United Technologies Corporation	50,050
			639,738

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Portfolio of Investments (continued)
BALANCED INCOME FUND
March 31, 2016

Shares or
Principal
Amount	Security	Value
	Information Technology—5.8%
1,700	Apple, Inc.	$ 185,283
1,400	Applied Materials, Inc.	29,652
4,200	Cisco Systems, Inc.	119,574
4,750	HP, Inc.	58,520
1,800	Intel Corporation	58,230
400	International Business Machines Corporation	60,580
2,700	Maxim Integrated Products, Inc.	99,306
2,850	Microsoft Corporation	157,405
2,100	QUALCOMM, Inc.	107,394
3,050	Symantec Corporation	56,059
		932,003
	Materials—.5%
400	Praxair, Inc.	45,780
900	RPM International, Inc.	42,597
		88,377
	Telecommunication Services—1.7%
3,800	AT&T, Inc.	148,846
2,450	Verizon Communications, Inc.	132,496
		281,342
	Utilities—3.7%
2,100	AGL Resources, Inc.	136,794
1,200	Black Hills Corporation	72,156
1,400	Duke Energy Corporation	112,952
1,900	Exelon Corporation	68,134
2,500	NiSource, Inc.	58,900
1,200	SCANA Corporation	84,180
1,100	WEC Energy Group, Inc.	66,077
		599,193
Total Value of Common Stocks (cost $5,898,997)		6,255,151
	CORPORATE BONDS—27.7%
	Automotive—1.3%
$ 100M	Johnson Controls, Inc., 5%, 3/30/2020	109,080
100M	O’Reilly Automotive, Inc., 3.55%, 3/15/2026	103,094
		212,174

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Principal
Amount	Security	Value
	Chemicals—1.3%
$ 100M	Agrium, Inc., 3.375%, 3/15/2025	$ 96,428
100M	Dow Chemical Co., 4.25%, 11/15/2020	109,015
		205,443
	Energy—1.2%
100M	Anadarko Petroleum Corp., 5.95%, 9/15/2016	101,747
100M	Plains All American Pipeline, LP, 5.875%, 8/15/2016	100,460
		202,207
	Financial Services—2.6%
100M	American International Group, Inc., 3.75%, 7/10/2025	100,075
100M	Ameriprise Financial, Inc., 5.3%, 3/15/2020	111,986
100M	Berkshire Hathaway, Inc., 3.4%, 1/31/2022	107,064
100M	General Electric Capital Corp., 3.1%, 1/9/2023	105,989
		425,114
	Financials—8.0%
100M	Bank of America Corp., 5.875%, 2/7/2042	121,627
100M	Capital One Financial Corp., 3.75%, 4/24/2024	103,074
100M	Citigroup, Inc., 4.5%, 1/14/2022	109,616
100M	Deutsche Bank AG, 3.7%, 5/30/2024	98,887
200M	Goldman Sachs Group, Inc., 3.625%, 1/22/2023	206,595
100M	JPMorgan Chase & Co., 4.5%, 1/24/2022	110,440
100M	Morgan Stanley, 5.5%, 7/28/2021	114,258
100M	U.S. Bancorp, 3.6%, 9/11/2024	105,494
100M	Visa, Inc., 3.15%, 12/14/2025	104,516
	Wells Fargo & Co.:
100M	5.606%, 1/15/2044	116,145
100M	3.9%, 5/1/2045	100,272
		1,290,924
	Food/Beverage/Tobacco—1.3%
200M	Anheuser-Busch InBev Finance, Inc., 4.7%, 2/1/2036	216,560
	Food/Drug—.7%
100M	CVS Health Corp., 3.875%, 7/20/2025	108,119
	Health Care—.7%
100M	Gilead Sciences, Inc., 3.65%, 3/1/2026	106,394

13

Portfolio of Investments (continued)
BALANCED INCOME FUND
March 31, 2016

Principal
Amount	Security	Value
	Information Technology—1.2%
$ 100M	Apple, Inc., 2.5%, 2/9/2025	$ 99,516
100M	Oracle Corp., 2.95%, 5/15/2025	102,557
		202,073
	Media-Broadcasting—.7%
100M	Comcast Corp., 4.25%, 1/15/2033	106,693
	Real Estate Investment Trusts—2.6%
100M	AvalonBay Communities, Inc., 3.5%, 11/15/2025	103,807
100M	ERP Operating, LP, 3.375%, 6/1/2025	103,222
100M	ProLogis, LP, 3.75%, 11/1/2025	104,550
100M	Simon Property Group, LP, 3.375%, 10/1/2024	104,734
		416,313
	Retail-General Merchandise—.7%
100M	Amazon.com, Inc., 4.8%, 12/5/2034	112,677
	Telecommunications Services—1.4%
100M	AT&T, Inc., 3.8%, 3/15/2022	105,519
100M	Verizon Communications, Inc., 5.15%, 9/15/2023	115,603
		221,122
	Transportation—.7%
100M	Burlington North Santa Fe, LLC, 5.15%, 9/1/2043	117,206
	Utilities—3.3%
100M	Dominion Resources, Inc., 3.9%, 10/1/2025	103,048
100M	Duke Energy Progress, Inc., 4.15%, 12/1/2044	105,282
200M	Ohio Power Co., 5.375%, 10/1/2021	227,821
100M	Oklahoma Gas & Electric Co., 4%, 12/15/2044	101,116
		537,267
Total Value of Corporate Bonds (cost $4,358,526)		4,480,286

14

Principal
Amount
or Shares	Security	Value
	RESIDENTIAL MORTGAGE-BACKED
	SECURITIES—13.9%
	Fannie Mae
$ 583M	3%, 5/1/2029 – 4/13/2046 (a)	$ 601,688
973M	3.5%, 9/1/2045	1,021,436
500M	4%, 10/1/2035 – 4/13/2046 (a)	534,431
89M	5%, 8/1/2039	98,978
Total Value of Residential Mortgage-Backed Securities (cost $2,250,025)		2,256,533
	U.S. GOVERNMENT OBLIGATIONS—11.0%
	U.S. Treasury Notes:
1,075M	0.3772%, 7/31/2017 †	1,074,520
700M	0.5722%, 1/31/2018 †	700,985
Total Value of U.S. Government Obligations (cost $1,774,604)		1,775,505
	EXCHANGE TRADED FUNDS—1.6%
3,150	iShares IBoxx USD High Yield Corporate Bond ETF (ETF)
	(cost $255,900)	257,323
	SHORT-TERM U.S. GOVERNMENT AGENCY
	OBLIGATIONS—6.2%
$ 500M	Federal Home Loan Bank, 0.35%, 4/6/2016	499,986
500M	Freddie Mac, 0.33%, 4/15/2016	499,961
Total Value of Short-Term U.S. Government Agency Obligations (cost $999,911)		999,947
	SHORT-TERM U.S. GOVERNMENT
	OBLIGATIONS—1.5%
250M	U.S. Treasury Bills, 0.232%, 4/14/2016 (cost $249,979)	249,991
Total Value of Investments (cost $15,787,942)	100.5%	16,274,736
Excess of Liabilities Over Other Assets	(.5)	(78,484)
Net Assets	100.0%	$16,196,252

*	Non-income producing

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis
(see Note 1G).

†	Interest rates on adjustable rate bonds are determined and reset periodically. The interest rates shown are the rates in effect of March 31, 2016.

15

Portfolio of Investments (continued)
BALANCED INCOME FUND
March 31, 2016

Summary of Abbreviations:
ADR	American Depositary Receipts
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
USD	United States Dollar

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$6,255,151	$—	$—	$6,255,151
Corporate Bonds	—	4,480,286	—	4,480,286
Residential Mortgage-Backed
Securities	—	2,256,533	—	2,256,533
U.S. Government Obligations	—	1,775,505	—	1,775,505
Exchange Traded Funds	257,323	—	—	257,323
Short-Term U.S. Government
Agency Obligations	—	999,947	—	999,947
Short-Term U.S. Government
Obligations	—	249,991	—	249,991
Total Investments in Securities*	$6,512,474	$9,762,262	$—	$16,274,736

*	The Portfolio of Investments provides information on the industry categorization for common stocks and corporate bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31,
2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

16	See notes to financial statements

Fund Expenses (unaudited)
FLOATING RATE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/15)	(3/31/16)	(10/1/15–3/31/16)*
Class A Shares	1.10%
Actual		$1,000.00	$1,006.31	$5.52
Hypothetical**		$1,000.00	$1,019.50	$5.55
Advisor Class Shares	0.90%
Actual		$1,000.00	$1,006.22	$4.51
Hypothetical**		$1,000.00	$1,020.50	$4.55
Institutional Class Shares	0.70%
Actual		$1,000.00	$1,007.35	$3.51
Hypothetical**		$1,000.00	$1,021.50	$3.54

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2016, and are based on the total market value of investments.

17

Portfolio of Investments
FLOATING RATE FUND
March 31, 2016

Principal
Amount	Security	Value
	LOAN PARTICIPATIONS†—85.2%
	Aerospace/Defense—1.5%
$ 539M	B/E Aerospace, Inc., 4%, 12/16/2021	$ 541,815
1,370M	TransDigm, Inc., 3.75%, 2/28/2020	1,350,619
		1,892,434
	Automotive—3.3%
1,032M	CS Intermediate Holdco 2, LLC, 4%, 4/4/2021	1,027,434
751M	FCA US, LLC, 3.5%, 5/24/2017	752,616
993M	KAR Auction Services, Inc., 3.9375%, 3/11/2021 (a)	992,805
887M	Key Safety Systems, Inc., 4.75%, 8/29/2021	882,899
672M	TI Group Automotive Systems, LLC, 4.5%, 6/30/2022	660,712
		4,316,466
	Building Materials—1.9%
1,196M	Builders FirstSource, Inc., 6%, 7/29/2022	1,190,981
496M	Headwaters Inc., 4.5%, 3/24/2022	498,731
781M	USIC Holdings, Inc., 4%, 7/10/2020	770,926
		2,460,638
	Chemicals—4.1%
993M	A. Schulman, Inc., 4%, 6/1/2022	988,777
304M	Allnex Luxembourg & Cy SCA, Inc., 4.5%, 10/3/2019	302,689
158M	Allnex USA, Inc., 4.5%, 10/3/2019	157,050
713M	Axalta Coating Systems Dutch Holdings BBV, 3.75%, 2/1/2020	710,144
967M	Emerald Performance Materials LLC, 4.5%, 7/30/2021	953,123
668M	Methanol Holdings Trinidad, Inc., 4.25%, 6/30/2022	594,743
995M	Trinseo Materials Operating SCA, 4.25%, 11/5/2021	991,678
672M	Univar USA, Inc., 4.25%, 7/1/2022	663,791
		5,361,995
	Consumer Non-Durables—2.1%
547M	Jarden Corp., 3.1829%, 7/30/2022	547,592
1,229M	Reynolds Group Holdings, Inc., 4.5%, 12/1/2018	1,231,467
903M	Spectrum Brands, Inc., 3.5%, 6/23/2022	907,735
		2,686,794
	Energy—1.0%
889M	Granite Acquisition, Inc., 5%, 12/17/2021	830,684
925M	Jonah Energy, LLC, 7.5%, 5/12/2021	476,375
		1,307,059

18

Principal
Amount	Security	Value
	Financial Services—4.0%
$1,728M	Delos Finance Sarl, 3.5%, 3/6/2021	$ 1,733,760
977M	HUB International, Ltd., 4%, 10/2/2020	955,076
500M	Ineos U.S. Finance LLC, 3.75%, 12/15/2020 (a)	491,458
1,485M	RPI Finance, 3.5%, 11/9/2020	1,490,160
494M	Sedgwick Claims Management Services, Inc., 3.75%, 3/1/2021	481,360
		5,151,814
	Food/Beverage/Tobacco—4.2%
950M	Aramark Corp., 3.25%, 9/7/2019	949,745
533M	B&G Foods, Inc., 3.75%, 11/2/2022	535,870
941M	JBS USA, LLC, 3.75%, 5/25/2018	930,036
947M	Keurig Green Mountain Inc., 5.25%, 3/3/2023	950,611
	Pinnacle Foods Finance, LLC:
734M	3%, 4/29/2020	734,794
748M	3.75%, 1/13/2023	751,632
583M	Post Holdings, Inc., 3.75%, 6/2/2021	585,053
		5,437,741
	Food/Drug—2.3%
623M	Albertson’s LLC, 5.5%, 12/1/2022	625,288
1,750M	Rite Aid Corp., 4.875%, 6/21/2021 (a)	1,755,106
662M	Supervalu, Inc., 4.5%, 3/21/2019	649,961
		3,030,355
	Forest Products/Container—3.7%
1,036M	Ardagh Holdings USA, Inc., 4%, 12/17/2019	1,036,150
	Berry Plastics Group, Inc.:
740M	3.5%, 2/8/2020	738,154
923M	4%, 10/3/2022	925,015
746M	BWAY Holding Co., 5.5%, 8/14/2020 (a)	726,158
712M	Exopack Holdings SA, 4.5%, 5/8/2019	696,483
740M	Owens-Brockway Glass Container, Inc., 3.5%, 9/1/2022	742,297
		4,864,257

19

Portfolio of Investments (continued)
FLOATING RATE FUND
March 31, 2016

Principal
Amount	Security	Value
	Gaming/Leisure—5.5%
$ 885M	AMC Entertainment, Inc., 4%, 12/15/2022	$ 888,825
925M	ClubCorp Club Operations, Inc., 4.25%, 12/15/2022	923,844
1,271M	Hilton Worldwide Finance, LLC, 3.75%, 10/26/2020	1,273,112
1,075M	La Quinta Intermediate Holdings, LLC, 3.75%, 4/14/2021	1,063,057
1,480M	Live Nation Entertainment, Inc., 3.5%, 8/17/2020	1,473,109
108M	Pinnacle Entertainment, Inc., 3.75%, 8/13/2020	107,757
476M	SeaWorld Parks & Entertainment, Inc., 3%, 5/14/2020	463,734
878M	Seminole Hard Rock Entertainment, Inc., 3.5%, 5/14/2020	871,592
		7,065,030
	Health Care—10.1%
272M	Acadia Healthcare Co., Inc., 4.25%, 2/11/2022	272,043
	Community Health Systems, Inc.:
228M	3.75%, 12/31/2019	224,365
768M	4%, 1/27/2021	756,273
1,141M	ConvaTec, Inc., 4.25%, 6/15/2020	1,135,668
571M	DaVita Health Care Partners, Inc., 3.5%, 6/24/2021	572,071
1,172M	Envision Healthcare Corp., 4.5%, 10/28/2022	1,174,262
538M	Grifols Worldwide Operations USA, Inc., 3.4329%, 2/27/2021	538,116
999M	IMS Health, Inc., 3.5%, 3/17/2021 (a)	997,012
571M	Kindred Healthcare, Inc., 4.25%, 4/9/2021	559,231
571M	Mallinckrodt International Finance SA, 3.5%, 3/19/2021	556,032
246M	Medpace Holdings, Inc., 4.75%, 4/1/2021	243,930
496M	MPH Acquisition Holdings, LLC, 3.75%, 3/31/2021	491,985
1,115M	NBTY, Inc., 3.5%, 10/1/2017	1,111,374
412M	Onex Carestream Health, Inc., 5%, 6/7/2019	382,782
546M	Select Medical Corp., 6%, 6/1/2018	546,266
1,347M	Team Health Holdings, Inc., 4.5%, 11/23/2022	1,349,992
2,274M	Valeant Pharmaceuticals International, Inc., 5.5%, 12/11/2019 (a)	2,132,047
		13,043,449

20

Principal
Amount	Security	Value
	Information Technology—8.1%
$1,314M	Activision Blizzard, Inc., 3.25%, 10/13/2020	$ 1,321,281
570M	Applied Systems, Inc., 4.308%, 1/25/2021	564,868
331M	ARRIS Enterprises, Inc., 3.25%, 4/17/2020	324,891
1,750M	Avago Technologies Cayman, Ltd., 4.25%, 2/1/2023	1,742,709
	Dell International, LLC:
707M	3.75%, 10/29/2018	707,975
235M	4%, 4/29/2020	234,886
1,275M	Global Payments, Inc., 3.5%, 3/24/2023 (a)	1,284,165
489M	Kronos, Inc., 4.5%, 10/30/2019	485,211
1,531M	Match Group, Inc., 5.5%, 11/16/2022	1,535,408
500M	Microsemi Corp., 5.25%, 1/15/2023 (a)	502,500
925M	Western Digital Corp., 6.25%, 3/30/2023 (a)	914,594
822M	Zebra Technologies Corp., 4.75%, 10/27/2021	827,383
		10,445,871
	Manufacturing—6.1%
880M	Brand Energy & Infrastructure Services, Inc., 4.75%, 11/26/2020	851,159
734M	Filtration Group Corp., 4.25%, 11/23/2020	730,468
685M	Gardner Denver, Inc., 4.25%, 7/30/2020 (a)	613,774
995M	HD Supply, Inc., 3.75%, 8/13/2021	991,477
980M	Husky Injection Molding System, 4.25%, 6/30/2021	954,917
1,024M	Mirror BidCo Corp., 4.25%, 12/28/2019	1,016,727
942M	Onex Wizard Acquisition Co. I Sarl, 4.25%, 3/11/2022	940,172
990M	Rexnord, LLC, 4%, 8/21/2020	976,730
750M	U.S. Farathane, LLC, 6.75%, 12/23/2021	750,115
		7,825,539
	Media-Cable TV—5.3%
1,375M	CCO Safari III, LLC, 3.5%, 1/24/2023	1,378,953
1,401M	Cequel Communications, LLC, 3.8125%, 2/14/2022	1,394,594
1,025M	CSC Holdings, LLC, 5%, 10/9/2022	1,028,364
888M	Gray Television, Inc., 3.9375%, 6/13/2021	886,930
1,511M	Numericable US, LLC, 4.5%, 5/21/2020	1,503,371
621M	Raycom TV Broadcasting, LLC, 3.75%, 8/4/2021	614,345
		6,806,557

21

Portfolio of Investments (continued)
FLOATING RATE FUND
March 31, 2016

Principal
Amount	Security	Value
	Media-Diversified—2.0%
$1,197M	Media General, Inc., 4%, 7/31/2020	$ 1,197,055
610M	Tribune Media Co., 3.75%, 12/27/2020	609,643
825M	Virgin Media Investment Holdings, Ltd., 3.5%, 6/30/2023	818,298
		2,624,996
	Metals/Mining—2.0%
959M	McJunkin Red Man Corp., 4.75%, 11/8/2019 (a)	925,578
947M	Novelis, Inc., 4%, 6/2/2022 (a)	926,510
888M	TMS International Corp., 4.5%, 10/16/2020	781,771
		2,633,859
	Real Estate Investment Trusts—.8%
985M	Realogy Group, LLC, 3.75%, 3/5/2020	987,349
	Retail-General Merchandise—7.3%
925M	1-800 CONTACTS, 5.25%, 1/22/2023	927,890
817M	Dollar Tree, Inc., 3.5%, 7/6/2022	820,141
522M	General Nutrition Centers, Inc., 3.25%, 3/4/2019	519,163
990M	Hanesbrands, Inc., 3.25%, 4/29/2022	996,187
983M	Hertz Corp., 3.75%, 3/11/2018	983,991
677M	Landry’s, Inc., 4%, 4/24/2018	675,913
809M	Michaels Stores, Inc., 4%, 1/28/2020	809,919
880M	Neiman Marcus Group, Inc., 4.25%, 10/25/2020	805,746
1,144M	Party City Holdings, Inc., 4.25%, 8/19/2022	1,134,889
993M	PetSmart, Inc., 4.25%, 3/11/2022	989,841
838M	Restaurant Brands, Inc., 3.75%, 12/10/2021	838,435
		9,502,115
	Services—2.9%
808M	AECOM, 3.75%, 10/15/2021 (a)	811,316
826M	Allied Security Holdings, LLC, 4.25%, 2/12/2021	811,829
970M	Brickman Group, Ltd., LLC, 4%, 12/18/2020	955,671
702M	Doosan Infrascore International, Inc., 4.5%, 5/28/2021	698,313
472M	Monitronics International, Inc., 4.25%, 3/23/2018	447,339
		3,724,468

22

Principal
Amount	Security	Value
	Telecommunications—1.9%
$1,144M	CommScope, Inc., 3.8275%, 12/29/2022	$ 1,144,250
	Level 3 Financing, Inc.:
285M	3.5%, 5/31/2022	284,644
1,000M	4%, 8/1/2019	1,002,969
		2,431,863
	Utilities—1.7%
968M	Calpine Corp., 3.5%, 5/27/2022	959,080
1,235M	Dynegy, Inc., 4%, 4/23/2020 (a)	1,218,347
		2,177,427
	Waste Management—.6%
782M	ADS Waste Holdings, Inc., 3.75%, 10/9/2019	776,063
	Wireless Communications—2.8%
1,090M	GCI Holdings, Inc., 4%, 2/2/2022	1,082,810
1,350M	Intelsat Jackson Holdings, Ltd., 3.75%, 6/30/2019	1,260,141
1,182M	Telesat Canada, 3.5%, 3/28/2019	1,170,529
150M	T-Mobile USA, Inc., 3.5%, 11/9/2022	150,373
		3,663,853
Total Value of Loan Participations (cost $111,153,426)		110,217,992
	CORPORATE BONDS—8.2%
	Automotive—.5%
610M	American Axle & Manufacturing, Inc., 7.75%, 11/15/2019	671,000
	Consumer Non-Durables—.7%
500M	Hanesbrands, Inc., 6.375%, 12/15/2020	518,125
400M	Reynolds Group Issuer, Inc., 7.125%, 4/15/2019	407,250
		925,375
	Financials—.5%
626M	Consolidated Energy Finance SA, 6.75%, 10/15/2019 (b)	599,395
	Gaming/Leisure—.3%
325M	Live Nation Entertainment, Inc., 7%, 9/1/2020 (b)	342,063

23

Portfolio of Investments (continued)
FLOATING RATE FUND
March 31, 2016

Principal
Amount	Security	Value
	Health Care—1.1%
$ 675M	Centene Corp., 5.625%, 2/15/2021 (b)	$ 705,375
75M	Community Health Systems, Inc., 8%, 11/15/2019	73,406
150M	Endo Finance, LLC, 7.75%, 1/15/2022 (b)	153,752
450M	Molina Healthcare, Inc., 5.375%, 11/15/2022 (b)	464,625
		1,397,158
	Manufacturing—.4%
150M	HD Supply, Inc., 5.75%, 4/15/2024 (a)(b)	154,500
	Masco Corp.:
150M	3.5%, 4/1/2021	151,875
200M	4.375%, 4/1/2026	204,622
		510,997
	Media-Broadcasting—.5%
550M	Sinclair Television Group, Inc., 6.375%, 11/1/2021	583,000
	Media-Cable TV—.9%
550M	Cablevision Systems Corp., 8.625%, 9/15/2017	583,000
550M	CCO Holdings, LLC, 6.5%, 4/30/2021	570,905
		1,153,905
	Metals/Mining—1.6%
750M	Kaiser Aluminum Corp., 8.25%, 6/1/2020	783,750
750M	Novelis, Inc., 8.375%, 12/15/2017	766,500
550M	Steel Dynamics, Inc., 6.125%, 8/15/2019	570,625
		2,120,875
	Telecommunications—.4%
250M	Frontier Communications Corp., 8.875%, 9/15/2020 (b)	260,625
225M	Wind Acquisition Finance SA, 4.75%, 7/15/2020 (b)	213,750
25M	Windstream Services, LLC, 7.75%, 10/15/2020	21,625
		496,000
	Utilities—.2%
305M	Calpine Corp., 6%, 1/15/2022 (b)	321,012

24

Principal
Amount	Security	Value
	Wireless Communications—1.1%
$ 850M	MetroPCS Wireless, Inc., 6.625%, 11/15/2020	$ 881,875
518M	UPCB Finance V, Ltd., 7.25%, 11/15/2021 (b)	549,197
		1,431,072
Total Value of Corporate Bonds (cost $10,515,895)		10,551,852
	VARIABLE AND FLOATING RATE NOTES—.6%
	Utilities
855M	AES Corp., 3.6351%, 6/1/2019 (cost $854,635) †	827,212
	SHORT-TERM U.S. GOVERNMENT
	OBLIGATIONS—3.9%
5,000M	U.S. Treasury Bills, 0.2617%, 4/21/2016 (cost $4,999,273)	4,999,725
Total Value of Investments (cost $127,523,229)	97.9%	126,596,781
Other Assets, Less Liabilities	2.1	2,778,517
Net Assets	100.0%	$129,375,298

†	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at March 31, 2016.

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4).

25

Portfolio of Investments (continued)
FLOATING RATE FUND
March 31, 2016

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Loan Participations	$—	$110,217,992	$—	$110,217,992
Corporate Bonds	—	10,551,852	—	10,551,852
Variable and Floating Rate Notes	—	827,212	—	827,212
Short-Term U.S. Government
Obligations	—	4,999,725	—	4,999,725
Total Investments in Securities*	$—	$126,596,781	$—	$126,596,781

*	The Portfolio of Investments provides information on the industry categorization of loan participations, corporate bonds and variable and floating rate notes.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31,
2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

26	See notes to financial statements

Fund Expenses (unaudited)
FUND FOR INCOME

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/15)	(3/31/16)	(10/1/15–3/31/16)*
Class A Shares	1.23%
Actual		$1,000.00	$1,017.06	$ 6.20
Hypothetical**		$1,000.00	$1,018.85	$ 6.21
Class B Shares	2.05%
Actual		$1,000.00	$1,011.97	$10.31
Hypothetical**		$1,000.00	$1,014.75	$10.33
Advisor Class Shares	0.96%
Actual		$1,000.00	$1,018.36	$ 4.84
Hypothetical**		$1,000.00	$1,020.20	$ 4.85
Institutional Class Shares	0.79%
Actual		$1,000.00	$1,019.57	$ 3.99
Hypothetical**		$1,000.00	$1,021.05	$ 3.99

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2016, and are based on the total market value of investments.

27

Portfolio of Investments
FUND FOR INCOME
March 31, 2016

Principal
Amount	Security	Value
	CORPORATE BONDS—88.4%
	Aerospace/Defense—.8%
	Meccanica Holdings USA, Inc.:
$3,725M	6.25%, 7/15/2019 (a)	$ 4,060,250
900M	7.375%, 7/15/2039 (a)	942,750
		5,003,000
	Automotive—5.5%
	American Axle & Manufacturing, Inc.:
3,400M	6.25%, 3/15/2021	3,523,250
1,175M	6.625%, 10/15/2022	1,224,937
	Asbury Automotive Group, Inc.:
450M	6%, 12/15/2024 (a)	456,750
1,275M	6%, 12/15/2024	1,294,125
	Dana Holding Corp.:
2,600M	6%, 9/15/2023	2,574,000
700M	5.5%, 12/15/2024	665,000
	Fiat Chrysler Automobiles NV:
925M	4.5%, 4/15/2020	941,187
875M	5.25%, 4/15/2023	873,469
1,000M	General Motors Co., 4.875%, 10/2/2023	1,049,533
3,300M	Gestamp Funding Luxembourg SA, 5.625%, 5/31/2020 (a)	3,379,200
1,475M	Goodyear Tire & Rubber Co., 7%, 5/15/2022	1,585,625
	Group 1 Automotive, Inc.:
2,375M	5%, 6/1/2022	2,363,125
1,425M	5.25%, 12/15/2023 (a)	1,414,312
1,600M	Hertz Corp., 6.75%, 4/15/2019	1,627,184
3,650M	LKQ Corp., 4.75%, 5/15/2023	3,567,875
2,275M	Meritor, Inc., 6.25%, 2/15/2024	2,016,219
3,050M	Omega U.S. Sub, LLC, 8.75%, 7/15/2023 (a)	2,943,250
1,000M	Oshkosh Corp., 5.375%, 3/1/2022	1,022,500
2,050M	Schaeffler Finance BV, 4.75%, 5/15/2021 (a)	2,111,500
	ZF North America Capital, Inc.:
550M	4%, 4/29/2020 (a)	558,250
1,225M	4.5%, 4/29/2022 (a)	1,254,094
		36,445,385

28

Principal
Amount	Security	Value
	Building Materials—1.8%
	Building Materials Corp.:
$2,750M	5.375%, 11/15/2024 (a)	$ 2,805,000
1,175M	6%, 10/15/2025 (a)	1,248,437
	Cemex SAB de CV:
1,350M	9.5%, 6/15/2018 (a)	1,432,687
1,825M	5.7%, 1/11/2025 (a)	1,696,337
575M	7.75%, 4/16/2026 (a)	590,755
2,575M	Griffon Corp., 5.25%, 3/1/2022	2,578,219
	Standard Industries, Inc.:
50M	5.125%, 2/15/2021 (a)	51,438
1,375M	5.5%, 2/15/2023 (a)	1,412,813
		11,815,686
	Chemicals—1.6%
	Blue Cube Spinco, Inc.:
850M	9.75%, 10/15/2023 (a)	975,375
975M	10%, 10/15/2025 (a)	1,118,812
1,600M	Huntsman International, LLC, 4.875%, 11/15/2020	1,592,000
1,675M	PolyOne Corp., 5.25%, 3/15/2023	1,675,000
1,350M	TPC Group, Inc., 8.75%, 12/15/2020 (a)	951,750
2,575M	Univar USA, Inc., 6.75%, 7/15/2023 (a)	2,526,719
	W.R. Grace & Co.:
1,250M	5.125%, 10/1/2021 (a)	1,303,125
525M	5.625%, 10/1/2024 (a)	549,281
		10,692,062
	Consumer Non-Durables—2.5%
2,925M	Levi Strauss & Co., 6.875%, 5/1/2022	3,173,625
	Reynolds Group Issuer, Inc.:
400M	7.125%, 4/15/2019	407,250
6,550M	5.75%, 10/15/2020	6,738,313
	Spectrum Brands Escrow Corp.:
1,375M	6.375%, 11/15/2020	1,454,750
1,480M	6.625%, 11/15/2022	1,607,635
3,200M	Wolverine World Wide, Inc., 6.125%, 10/15/2020	3,344,000
		16,725,573

29

Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2016

Principal
Amount	Security	Value
	Energy—6.4%
	AmeriGas Finance, LLC:
$ 750M	6.75%, 5/20/2020	$ 772,500
1,250M	7%, 5/20/2022	1,287,500
225M	Anadarko Petroleum Corp., 3.45%, 7/15/2024	200,720
925M	Antero Midstream Partners, LP, 5.125%, 12/1/2022	844,062
	Antero Resources Corp.:
550M	6%, 12/1/2020	525,250
950M	5.375%, 11/1/2021	883,500
1,375M	Blue Racer Midstream, LLC, 6.125%, 11/15/2022 (a)	1,151,562
	Calumet Specialty Products Partners, LP:
1,625M	6.5%, 4/15/2021	1,161,875
525M	7.625%, 1/15/2022	374,062
2,275M	7.75%, 4/15/2023	1,558,375
600M	Concho Resources, Inc., 5.5%, 10/1/2022	592,500
	Continental Resources, Inc.:
1,075M	4.5%, 4/15/2023	904,344
1,550M	3.8%, 6/1/2024	1,232,250
425M	Crestwood Midstream Partners, LP, 6.25%, 4/1/2023 (a)	316,625
1,350M	Exterran Partners, LP, 6%, 10/1/2022	978,750
1,275M	Ferrellgas, LP, 6.75%, 6/15/2023 (a)	1,125,187
1,675M	Forum Energy Technologies, Inc., 6.25%, 10/1/2021	1,448,875
	Genesis Energy, LP:
1,400M	6.75%, 8/1/2022	1,302,000
1,050M	6%, 5/15/2023	929,250
1,375M	Gibson Energy, Inc., 6.75%, 7/15/2021 (a)	1,271,875
1,625M	Hilcorp Energy I, 5.75%, 10/1/2025 (a)	1,405,625
425M	Kinder Morgan Finance Co., LLC, 6%, 1/15/2018 (a)	444,561
600M	Laredo Petroleum, Inc., 5.625%, 1/15/2022	504,000
	Marathon Oil Corp.:
125M	2.7%, 6/1/2020	106,176
2,150M	2.8%, 11/1/2022	1,753,364
1,400M	Matador Resources Co., 6.875%, 4/15/2023	1,347,500
	MPLX, LP:
800M	4.5%, 7/15/2023 (a)	738,859
1,500M	4.875%, 12/1/2024 (a)	1,387,242
313M	4.875%, 6/1/2025 (a)	285,916
	NuStar Logistics, LP:
325M	4.8%, 9/1/2020	287,625
1,375M	6.75%, 2/1/2021	1,292,500
1,400M	QEP Resources, Inc., 6.875%, 3/1/2021	1,291,500

30

Principal
Amount	Security	Value
	Energy (continued)
	Sabine Pass Liquefaction, LLC:
$3,425M	6.25%, 3/15/2022	$ 3,369,344
1,375M	5.625%, 4/15/2023	1,313,125
3,900M	5.75%, 5/15/2024	3,744,000
1,725M	5.625%, 3/1/2025	1,651,688
433M	Suburban Propane Partners, LP, 7.375%, 8/1/2021	442,743
675M	Tesoro Logistics, LP, 6.25%, 10/15/2022 (a)	671,625
2,725M	Unit Corp., 6.625%, 5/15/2021	1,382,938
		42,281,393
	Financials—5.1%
	Ally Financial, Inc.:
1,600M	3.5%, 7/18/2016	1,604,800
3,650M	6.25%, 12/1/2017	3,814,250
4,900M	8%, 3/15/2020	5,500,250
1,375M	8%, 11/1/2031	1,574,375
1,200M	Argos Merger Sub, Inc., 7.125%, 3/15/2023 (a)	1,278,600
4,266M	Consolidated Energy Finance SA, 6.75%, 10/15/2019 (a)	4,084,695
	General Motors Financial Co., Inc.:
575M	3.25%, 5/15/2018	584,867
1,125M	4.375%, 9/25/2021	1,164,129
800M	4.25%, 5/15/2023	805,718
	International Lease Finance Corp.:
3,300M	8.75%, 3/15/2017	3,484,470
7,400M	8.25%, 12/15/2020	8,667,250
1,650M	Quicken Loans, Inc., 5.75%, 5/1/2025 (a)	1,608,750
		34,172,154
	Food/Beverage/Tobacco—1.3%
1,225M	Barry Callebaut Services SA, 5.5%, 6/15/2023 (a)	1,282,820
	Constellation Brands, Inc.:
525M	4.25%, 5/1/2023	539,437
900M	4.75%, 11/15/2024	942,750
200M	4.75%, 12/1/2025	208,000
800M	JBS USA, LLC, 7.25%, 6/1/2021 (a)	800,800
1,875M	Post Holdings, Inc., 7.75%, 3/15/2024 (a)	2,067,188
400M	Smithfield Foods, Inc., 6.625%, 8/15/2022	427,000
2,587M	Sun Merger Sub, Inc., 5.875%, 8/1/2021 (a)	2,690,480
		8,958,475

31

Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2016

Principal
Amount	Security	Value
	Food/Drug—.6%
$3,500M	Rite Aid Corp., 6.125%, 4/1/2023 (a)	$ 3,723,125
	Forest Products/Containers—4.4%
2,175M	Ardagh Packaging Finance, PLC, 6%, 6/30/2021 (a)	2,077,125
	Ball Corp.:
1,050M	4.375%, 12/15/2020	1,094,625
1,775M	5.25%, 7/1/2025	1,870,406
3,650M	Berry Plastics Group, 5.125%, 7/15/2023	3,686,500
1,400M	CROWN Americas, LLC, 4.5%, 1/15/2023	1,435,000
1,100M	Graphic Packaging International, Inc., 4.875%, 11/15/2022	1,119,250
2,675M	Greif, Inc., 7.75%, 8/1/2019	3,002,687
	Mercer International, Inc.:
300M	7%, 12/1/2019	303,000
1,400M	7.75%, 12/1/2022	1,401,750
	Owens-Brockway Glass Container, Inc.:
450M	5%, 1/15/2022 (a)	461,849
625M	5.875%, 8/15/2023 (a)	652,344
1,875M	5.375%, 1/15/2025 (a)	1,867,969
450M	6.375%, 8/15/2025 (a)	473,906
1,350M	Resolute Forest Products, Inc., 5.875%, 5/15/2023	918,000
	Sealed Air Corp.:
2,300M	6.5%, 12/1/2020 (a)	2,610,500
875M	4.875%, 12/1/2022 (a)	913,281
2,025M	5.25%, 4/1/2023 (a)	2,151,563
3,425M	Silgan Holdings, Inc., 5%, 4/1/2020	3,510,625
		29,550,380
	Gaming/Leisure—4.2%
1,625M	AMC Entertainment, Inc., 5.75%, 6/15/2025	1,669,687
1,900M	ClubCorp Club Operations, Inc., 8.25%, 12/15/2023 (a)	1,824,000
1,525M	Hilton Worldwide Finance, LLC, 5.625%, 10/15/2021	1,587,830
	International Game Technology, PLC:
900M	5.625%, 2/15/2020 (a)	938,250
900M	6.25%, 2/15/2022 (a)	920,070
1,350M	6.5%, 2/15/2025 (a)	1,343,250
4,650M	Live Nation Entertainment, Inc., 7%, 9/1/2020 (a)	4,894,125
1,475M	National CineMedia, LLC, 7.875%, 7/15/2021	1,541,375
	NCL Corp., Ltd.:
1,900M	5.25%, 11/15/2019 (a)	1,947,500
1,800M	4.625%, 11/15/2020 (a)	1,818,000

32

Principal
Amount	Security	Value
	Gaming/Leisure (continued)
$1,775M	Regal Entertainment Group, 5.75%, 3/15/2022	$ 1,846,000
1,650M	Royal Caribbean Cruises, Ltd., 5.25%, 11/15/2022	1,749,000
975M	Scientific Games International, Inc., 6.625%, 5/15/2021	597,188
4,125M	Six Flags Entertainment Corp., 5.25%, 1/15/2021 (a)	4,259,063
1,000M	Viking Cruises, Ltd., 6.25%, 5/15/2025 (a)	842,500
		27,777,838
	Health Care—10.3%
	Centene Corp.:
1,625M	5.625%, 2/15/2021 (a)	1,698,125
1,775M	6.125%, 2/15/2024 (a)	1,872,625
	Community Health Systems, Inc.:
1,275M	5.125%, 8/15/2018	1,290,937
800M	8%, 11/15/2019	783,000
4,325M	7.125%, 7/15/2020	4,108,750
	DaVita HealthCare Partners, Inc.:
1,250M	5.75%, 8/15/2022	1,309,375
1,775M	5.125%, 7/15/2024	1,796,077
775M	5%, 5/1/2025	769,187
	Endo Finance, LLC:
1,350M	7.75%, 1/15/2022 (a)	1,383,763
1,575M	6%, 7/15/2023 (a)	1,490,344
375M	6%, 2/1/2025 (a)	353,437
	Fresenius Medical Care U.S. Finance II, Inc.:
1,150M	5.625%, 7/31/2019 (a)	1,258,891
575M	4.125%, 10/15/2020 (a)	589,375
675M	4.75%, 10/15/2024 (a)	689,344
	HCA, Inc.:
2,075M	8%, 10/1/2018	2,331,781
4,350M	6.5%, 2/15/2020	4,785,000
1,225M	6.25%, 2/15/2021	1,323,000
400M	7.5%, 2/15/2022	455,000
375M	5.375%, 2/1/2025	379,571
2,100M	5.875%, 2/15/2026	2,168,250
	HealthSouth Corp.:
435M	7.75%, 9/15/2022	455,536
1,150M	5.125%, 3/15/2023	1,151,437
1,325M	5.75%, 11/1/2024	1,348,850
1,075M	5.75%, 9/15/2025	1,091,662
2,900M	IMS Health, Inc., 6%, 11/1/2020 (a)	2,987,000
2,200M	Kindred Healthcare, Inc., 8.75%, 1/15/2023	2,114,750

33

Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2016

Principal
Amount	Security	Value
	Health Care (continued)
	LifePoint Health, Inc.:
$2,300M	5.5%, 12/1/2021	$ 2,409,250
725M	5.875%, 12/1/2023	759,438
	Mallinckrodt Finance SB:
775M	4.875%, 4/15/2020 (a)	730,050
1,525M	5.75%, 8/1/2022 (a)	1,412,531
1,725M	5.5%, 4/15/2025 (a)	1,530,938
2,300M	Molina Healthcare, Inc., 5.375%, 11/15/2022 (a)	2,374,750
800M	NBTY, Inc., 9%, 10/1/2018	821,000
725M	Team Health, Inc., 7.25%, 12/15/2023 (a)	777,563
	Tenet Healthcare Corp.:
1,800M	6.75%, 2/1/2020	1,809,000
2,275M	6%, 10/1/2020	2,434,250
675M	Universal Hospital Services, Inc., 7.625%, 8/15/2020	627,750
	Valeant Pharmaceuticals International, Inc.:
5,200M	6.375%, 10/15/2020 (a)	4,342,000
1,100M	5.625%, 12/1/2021 (a)	871,750
4,600M	6.125%, 4/15/2025 (a)	3,553,500
4,225M	WellCare Health Plans, Inc., 5.75%, 11/15/2020	4,388,719
		68,827,556
	Information Technology—3.9%
1,075M	Activision Blizzard, Inc., 5.625%, 9/15/2021 (a)	1,135,469
1,000M	Anixter, Inc., 5.125%, 10/1/2021	1,010,000
2,492M	Belden, Inc., 5.5%, 9/1/2022 (a)	2,516,920
1,725M	CEB, Inc., 5.625%, 6/15/2023 (a)	1,759,500
2,200M	CommScope Technologies Finance, LLC, 6%, 6/15/2025 (a)	2,231,625
2,425M	CoreLogic, Inc., 7.25%, 6/1/2021	2,531,700
2,000M	Equinix, Inc., 5.875%, 1/15/2026	2,114,000
3,100M	IAC/InterActiveCorp, 4.875%, 11/30/2018	3,193,000
1,850M	Match Group, Inc., 6.75%, 12/15/2022 (a)	1,884,688
2,150M	Microsemi Corp., 9.125%, 4/15/2023 (a)	2,370,375
1,250M	MSCI, Inc., 5.75%, 8/15/2025 (a)	1,321,875
1,300M	Open Text Corp., 5.625%, 1/15/2023 (a)	1,332,500
	Western Digital Corp.:
425M	7.375%, 4/1/2023 (a)(b)	434,563
2,125M	10.5%, 4/1/2024 (a)(b)	2,135,625
		25,971,840

34

Principal
Amount	Security	Value
	Manufacturing—3.2%
$2,300M	Amkor Technology, Inc., 6.375%, 10/1/2022	$ 2,205,125
800M	ATS Automation Tooling Systems, Inc., 6.5%, 6/15/2023 (a)	825,000
2,775M	Brand Energy & Infrastructure Services, Inc., 8.5%, 12/1/2021 (a)	2,622,375
1,650M	Case New Holland, Inc., 7.875%, 12/1/2017	1,782,000
2,450M	Dematic SA, 7.75%, 12/15/2020 (a)	2,431,625
	EDP Finance BV:
1,650M	6%, 2/2/2018 (a)	1,751,805
200M	5.25%, 1/14/2021 (a)	209,134
2,725M	H&E Equipment Services, Inc., 7%, 9/1/2022	2,779,500
850M	HD Supply, Inc., 5.75%, 4/15/2024 (a)(b)	875,500
	Masco Corp.:
1,075M	3.5%, 4/1/2021	1,088,438
925M	4.375%, 4/1/2026	946,377
550M	Rexel SA, 5.25%, 6/15/2020 (a)	565,125
2,700M	Sensata Technologies U.K. Financing Co., 6.25%, 2/15/2026 (a)	2,889,000
		20,971,004
	Media-Broadcasting—2.7%
	Belo Corp.:
725M	7.75%, 6/1/2027	772,125
150M	7.25%, 9/15/2027	150,750
2,225M	LIN Television Corp., 5.875%, 11/15/2022	2,263,938
3,175M	Nexstar Broadcasting, Inc., 6.875%, 11/15/2020	3,309,938
	Sinclair Television Group, Inc.:
4,075M	5.375%, 4/1/2021	4,217,625
925M	6.375%, 11/1/2021	980,500
575M	5.875%, 3/15/2026 (a)	590,094
	Sirius XM Radio, Inc.:
4,050M	5.75%, 8/1/2021 (a)	4,252,500
625M	6%, 7/15/2024 (a)	659,375
675M	5.375%, 4/15/2025 (a)	688,500
		17,885,345
	Media-Cable TV—9.0%
	Altice Financing SA:
275M	7.875%, 12/15/2019 (a)	288,750
2,525M	6.625%, 2/15/2023 (a)	2,543,937
275M	7.625%, 2/15/2025 (a)	264,687
970M	Altice Finco SA, 8.125%, 1/15/2024 (a)	965,150
	Altice SA:
275M	7.625%, 2/15/2025 (a)	264,000
1,700M	7.75%, 7/15/2025 (a)	1,670,250

35

Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2016

Principal
Amount	Security	Value
	Media-Cable TV (continued)
$1,250M	Cable One, Inc., 5.75%, 6/15/2022 (a)	$ 1,271,875
3,100M	Cablevision Systems Corp., 7.75%, 4/15/2018	3,233,672
	CCO Holdings, LLC:
402M	7%, 1/15/2019	410,112
650M	5.25%, 3/15/2021	674,375
550M	6.5%, 4/30/2021	570,905
2,575M	5.125%, 2/15/2023	2,632,937
3,675M	5.875%, 4/1/2024 (a)	3,858,750
2,900M	5.875%, 5/1/2027 (a)	2,965,250
4,400M	Cequel Communications Holdings I, LLC, 6.375%, 9/15/2020 (a)	4,378,000
	Clear Channel Worldwide Holdings, Inc.:
200M	7.625%, 3/15/2020 – Series “A”	172,000
4,300M	7.625%, 3/15/2020 – Series “B”	3,966,750
1,025M	6.5%, 11/15/2022 – Series “A”	981,437
1,775M	6.5%, 11/15/2022 – Series “B”	1,775,000
	DISH DBS Corp.:
5,050M	7.875%, 9/1/2019	5,573,937
950M	5%, 3/15/2023	840,750
1,750M	5.875%, 11/15/2024	1,612,187
3,025M	Gray Television, Inc., 7.5%, 10/1/2020	3,206,500
5,650M	Harron Communications, LP, 9.125%, 4/1/2020 (a)	5,907,809
1,825M	Lynx II Corp., 6.375%, 4/15/2023 (a)	1,907,125
	Midcontinent Communications & Finance Corp.:
2,250M	6.25%, 8/1/2021 (a)	2,328,750
600M	6.875%, 8/15/2023 (a)	624,000
	Numericable Group SA:
2,975M	6%, 5/15/2022 (a)	2,915,500
1,225M	6.25%, 5/15/2024 (a)	1,193,763
1,000M	VTR Finance BV, 6.875%, 1/15/2024 (a)	977,500
		59,975,658
	Media-Diversified—1.3%
1,700M	Gannett Co., Inc., 5.125%, 7/15/2020	1,776,500
	Lamar Media Corp.:
1,275M	5.875%, 2/1/2022	1,348,313
625M	5.75%, 2/1/2026 (a)	657,813
850M	MDC Partners, Inc., 6.5%, 5/1/2024 (a)	870,188
2,775M	Tribune Media Co., 5.875%, 7/15/2022 (a)	2,718,057
1,290M	Trinseo SA, 6.75%, 5/1/2022 (a)	1,293,225
		8,664,096

36

Principal
Amount	Security	Value
	Metals/Mining—4.8%
	Alcoa, Inc.:
$4,225M	6.15%, 8/15/2020	$ 4,409,844
800M	5.125%, 10/1/2024	762,752
	Aleris International, Inc.:
2,415M	7.875%, 11/1/2020	2,052,750
1,325M	9.5%, 4/1/2021 (a)(b)	1,353,984
	ArcelorMittal:
1,700M	6.125%, 6/1/2018	1,725,500
1,681M	10.85%, 6/1/2019	1,886,922
2,000M	6.25%, 8/5/2020	1,965,000
525M	6.5%, 3/1/2021	519,750
975M	Commercial Metals Co., 4.875%, 5/15/2023	867,750
1,025M	Constellium NV, 7.875%, 4/1/2021 (a)	1,026,671
	Freeport-McMoRan, Inc.:
1,850M	2.375%, 3/15/2018	1,646,500
1,225M	3.1%, 3/15/2020	924,875
1,875M	Glencore Funding, LLC, 3.125%, 4/29/2019 (a)	1,710,937
3,650M	JMC Steel Group, 8.25%, 3/15/2018 (a)	3,266,750
1,625M	Kaiser Aluminum Corp., 8.25%, 6/1/2020	1,698,125
	Novelis, Inc.:
2,050M	8.375%, 12/15/2017	2,095,100
1,200M	8.75%, 12/15/2020	1,217,160
	Steel Dynamics, Inc.:
1,325M	5.125%, 10/1/2021	1,344,875
675M	6.375%, 8/15/2022	698,625
1,000M	5.5%, 10/1/2024	1,015,000
		32,188,870
	Real Estate—2.2%
1,950M	Dupont Fabros Technology, LP, 5.625%, 6/15/2023	2,003,625
	Geo Group, Inc.:
1,450M	5.875%, 1/15/2022	1,475,375
400M	5.125%, 4/1/2023	391,000
950M	5.875%, 10/15/2024	963,062
	Iron Mountain, Inc.:
2,925M	6%, 8/15/2023	3,085,875
2,600M	5.75%, 8/15/2024	2,678,000

37

Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2016

Principal
Amount	Security	Value
	Real Estate (continued)
	Lennar Corp.:
$1,350M	4.875%, 12/15/2023	$ 1,356,750
1,075M	4.75%, 4/1/2021	1,093,813
375M	MPT Operating Partnership, LP, 6.375%, 3/1/2024	396,563
1,100M	Realogy Group/Co-Issuer, 5.25%, 12/1/2021 (a)	1,141,250
		14,585,313
	Retail-General Merchandise—2.0%
3,575M	Jo-Ann Stores, Inc., 8.125%, 3/15/2019 (a)	3,306,875
1,700M	L Brands, Inc., 6.875%, 11/1/2035	1,853,340
	Limited Brands, Inc.:
950M	6.9%, 7/15/2017	1,008,188
2,425M	8.5%, 6/15/2019	2,849,618
2,675M	Netflix, Inc., 5.5%, 2/15/2022	2,813,940
1,450M	Party City Holdings, Inc., 6.125%, 8/15/2023 (a)	1,489,875
		13,321,836
	Services—2.3%
4,050M	ADT Corp., 3.5%, 7/15/2022	3,523,500
	AECOM:
1,025M	5.75%, 10/15/2022	1,068,562
1,650M	5.875%, 10/15/2024	1,707,750
825M	Aramark Services, Inc., 5.125%, 1/15/2024 (a)	871,406
2,125M	Ashtead Capital, Inc., 6.5%, 7/15/2022 (a)	2,268,437
1,725M	Monitronics International, Inc., 9.125%, 4/1/2020	1,405,875
2,300M	Reliance Intermediate Holdings, LP, 6.5%, 4/1/2023 (a)	2,377,625
1,900M	Safway Group Holding, LLC, 7%, 5/15/2018 (a)	1,914,250
		15,137,405
	Telecommunications—3.5%
	CenturyLink, Inc.:
400M	6.45%, 6/15/2021	407,247
4,475M	5.8%, 3/15/2022	4,322,179
1,250M	6.75%, 12/1/2023	1,220,313
1,400M	Citizens Communications Co., 9%, 8/15/2031	1,211,000
	Frontier Communications Corp.:
525M	7.125%, 1/15/2023	467,250
3,225M	11%, 9/15/2025 (a)	3,253,219
1,973M	GCI, Inc., 6.75%, 6/1/2021	2,022,325
775M	Inmarsat Finance, PLC, 4.875%, 5/15/2022 (a)	733,828
1,100M	SBA Communications, Inc., 5.75%, 7/15/2020	1,139,875

38

Principal
Amount	Security	Value
	Telecommunications (continued)
	Wind Acquisition Finance SA:
$2,000M	4.75%, 7/15/2020 (a)	$ 1,900,000
4,975M	7.375%, 4/23/2021 (a)	4,527,250
	Windstream Services, LLC:
400M	7.75%, 10/15/2020	346,000
1,925M	7.5%, 6/1/2022	1,487,063
		23,037,549
	Transportation—1.0%
	Aircastle, Ltd.:
550M	4.625%, 12/15/2018	569,250
2,162M	6.25%, 12/1/2019	2,353,877
700M	American Airlines Group, Inc., 5.5%, 10/1/2019 (a)	715,750
2,150M	Fly Leasing, Ltd., 6.75%, 12/15/2020	2,117,750
1,111M	Mobile Mini, Inc., 7.875%, 12/1/2020	1,152,663
		6,909,290
	Utilities—2.3%
	AES Corp.:
525M	8%, 6/1/2020	598,500
2,525M	7.375%, 7/1/2021	2,840,625
1,700M	5.5%, 3/15/2024	1,670,250
250M	5.5%, 4/15/2025	242,500
1,275M	ContourGlobal Power Holdings SA, 7.125%, 6/1/2019 (a)	1,244,719
2,100M	Dynegy, Inc., 7.375%, 11/1/2022	1,953,000
529M	Indiantown Cogeneration Utilities, LP, 9.77%, 12/15/2020	587,296
2,800M	InterGen NV, 7%, 6/30/2023 (a)	1,925,000
625M	NRG Energy, Inc., 6.25%, 5/1/2024	576,563
2,698M	NSG Holdings, LLC, 7.75%, 12/15/2025 (a)	2,906,781
950M	Talen Energy Supply, LLC, 6.5%, 6/1/2025	793,250
		15,338,484
	Waste Management—.8%
2,050M	ADS Waste Holdings, Inc., 8.25%, 10/1/2020	2,101,045
	Covanta Holding Corp.:
1,200M	7.25%, 12/1/2020	1,243,500
2,225M	6.375%, 10/1/2022	2,236,125
		5,580,670

39

Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2016

Principal
Amount	Security	Value
	Wireless Communications—4.9%
	Intelsat Jackson Holdings SA:
$1,075M	5.5%, 8/1/2023	$ 653,062
1,300M	8%, 2/15/2024 (a)	1,342,250
	Level 3 Financing, Inc.:
575M	7%, 6/1/2020	600,199
1,138M	6.125%, 1/15/2021	1,194,900
575M	5.125%, 5/1/2023	583,625
2,375M	MetroPCS Wireless, Inc., 6.625%, 11/15/2020	2,464,063
	Neptune Finco Corp.:
2,925M	10.125%, 1/15/2023 (a)	3,137,063
1,250M	6.625%, 10/15/2025 (a)	1,354,563
650M	10.875%, 10/15/2025 (a)	708,175
	Sprint Communications, Inc.:
1,450M	9%, 11/15/2018 (a)	1,526,125
1,225M	7%, 3/1/2020 (a)	1,231,125
6,825M	7%, 8/15/2020	5,460,000
4,350M	6%, 11/15/2022	3,202,688
	T-Mobile USA, Inc.:
4,125M	6.25%, 4/1/2021	4,351,050
2,725M	6.625%, 4/1/2023	2,881,688
1,940M	UPCB Finance V, Ltd., 7.25%, 11/15/2021 (a)	2,058,294
		32,748,870
Total Value of Corporate Bonds (cost $593,724,832)		588,288,857
	LOAN PARTICIPATIONS†—8.4%
	Aerospace/Defense—.4%
3,081M	TransDigm, Inc., 3.75%, 2/28/2020	3,031,333
	Automotive—.2%
1,498M	CS Intermediate Holdco 2, LLC, 4%, 4/4/2021	1,492,226
	Building Materials—.4%
2,787M	Builders FirstSource, Inc., 6%, 7/29/2022	2,774,973
	Chemicals—.4%
2,502M	Axalta Coating Systems Dutch Holdings BBV, 3.75%, 2/1/2020	2,492,802
	Energy—.2%
2,225M	Jonah Energy, LLC, 7.5%, 5/12/2021	1,145,875

40

Principal
Amount	Security	Value
	Food/Drug—1.6%
	Albertson’s LLC:
$1,970M	5.5%, 12/1/2022	$ 1,975,912
2,090M	5.5%, 3/21/2019	2,093,682
468M	B&G Foods, Inc., 3.75%, 11/2/2022	470,184
3,215M	Rite Aid Corp., 4.875%, 6/21/2021	3,224,378
2,802M	Supervalu, Inc., 4.5%, 3/21/2019	2,752,718
		10,516,874
	Gaming/Leisure—.2%
1,527M	Seminole Hard Rock Entertainment, Inc., 3.5%, 5/14/2020	1,515,374
	Health Care—.8%
	Community Health Systems, Inc.:
601M	3.75%, 12/31/2019	591,270
1,106M	4%, 1/27/2021	1,089,267
3,436M	ConvaTec, Inc., 4.25%, 6/15/2020	3,419,241
		5,099,778
	Information Technology—2.1%
1,440M	ARRIS Enterprises, Inc., 3.25%, 4/17/2020	1,412,675
4,950M	Avago Technologies Cayman, Ltd.,4.25%, 5/6/2021	4,929,378
2,202M	Dell International, LLC, 3.75%, 10/29/2018	2,204,139
3,250M	Global Payments, Inc., 3.5%, 3/24/2023 (b)	3,273,361
2,197M	Match Group, Inc., 5.5%, 11/16/2022	2,204,054
		14,023,607
	Media-Cable TV—.5%
3,500M	CSC Holdings, LLC, 5%, 10/9/2022	3,511,487
	Media-Diversified—.5%
3,129M	Tribune Media Co., 3.75%, 12/27/2020	3,125,285
	Retail-General Merchandise—.5%
3,085M	Restaurant Brands, Inc., 3.75%, 12/10/2021	3,087,890
	Services—.2%
796M	Allied Security Holdings, LLC, 4.25%, 2/12/2021	782,514
596M	Brickman Group, Ltd., LLC, 4%, 12/18/2020	587,357
		1,369,871

41

Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2016

Principal
Amount	Security	Value
	Utilities—.4%
$2,556M	Calpine Corp., 3.5%, 5/27/2022	$ 2,531,329
Total Value of Loan Participations (cost $56,745,636)		55,718,704
	PASS-THROUGH CERTIFICATES—.8%
	Transportation
5,093M	American Airlines 13-2 B PTT, 5.6%, 1/15/2022
	(cost $5,173,003) (a)	5,150,607
	SHORT-TERM U.S. GOVERNMENT
	OBLIGATIONS—1.2%
8,000M	U.S. Treasury Bills, 0.2617%, 4/21/2016 (cost $7,998,837)	7,999,560
Total Value of Investments (cost $663,642,308)	98.8%	657,157,728
Other Assets, Less Liabilities	1.2	7,844,569
Net Assets	100.0%	$665,002,297

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4).

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis
(see Note 1G).

†	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at March 31, 2016.

Summary of Abbreviations:
	PTT	Pass-Through Trust

42

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$588,288,857	$—	$588,288,857
Loan Participations	—	55,718,704	—	55,718,704
Pass-Through Certificates	—	5,150,607	—	5,150,607
Short-Term U.S. Government
Obligations	—	7,999,560	—	7,999,560
Total Investments in Securities*	$—	$657,157,728	$—	$657,157,728

*	The Portfolio of Investments provides information on the industry categorization of corporate bonds, loan participations and pass-through certificates.

There were no transfers into or from Level 1 or Level 2 by the Fund for the period ended March 31,
2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	43

Fund Expenses (unaudited)
GOVERNMENT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/15)	(3/31/16)	(10/1/15–3/31/16)*
Class A Shares	1.09%
Actual		$1,000.00	$1,010.05	$5.48
Hypothetical**		$1,000.00	$1,019.55	$5.50
Class B Shares	1.91%
Actual		$1,000.00	$1,006.54	$9.58
Hypothetical**		$1,000.00	$1,015.45	$9.62
Advisor Class Shares	0.79%
Actual		$1,000.00	$1,012.11	$3.97
Hypothetical**		$1,000.00	$1,021.05	$3.99
Institutional Class Shares	0.65%
Actual		$1,000.00	$1,012.26	$3.27
Hypothetical**		$1,000.00	$1,021.75	$3.29

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2016, and are based on the total market value of investments.

44

Portfolio of Investments
GOVERNMENT FUND
March 31, 2016

Principal
Amount	Security	Value
	RESIDENTIAL MORTGAGE-BACKED
	SECURITIES—59.2%
	Fannie Mae—36.8%
$31,734M	3%, 5/1/2023 – 4/13/2046 (a)	$ 32,828,858
35,460M	3.5%, 8/1/2026 – 11/1/2045	37,322,919
35,379M	4%, 2/1/2024 – 11/1/2045	38,007,396
7,953M	4.5%, 11/1/2040 – 1/1/2042	8,759,734
2,867M	5%, 8/1/2039 – 11/1/2039	3,204,161
2,467M	5.5%, 7/1/2033 – 10/1/2039	2,821,620
		122,944,688
	Freddie Mac—7.1%
464M	3%, 6/1/2021	485,874
11,374M	3.5%, 9/1/2032 – 10/1/2044	11,956,083
9,089M	4%, 11/1/2040 – 8/1/2044	9,720,372
1,558M	5%, 8/1/2039	1,762,043
		23,924,372
	Government National Mortgage Association I
	Program—15.3%
1,742M	4%, 11/15/2025 – 6/15/2042	1,883,963
9,934M	4.5%, 9/15/2033 – 6/15/2040	10,972,086
11,123M	5%, 6/15/2033 – 4/15/2040	12,516,159
10,070M	5.5%, 3/15/2033 – 10/15/2039	11,518,475
10,691M	6%, 2/15/2032 – 4/15/2040	12,441,394
1,566M	7%, 6/15/2023 – 4/15/2034	1,714,702
		51,046,779
Total Value of Residential Mortgage-Backed Securities (cost $192,448,452)		197,915,839
	U.S. GOVERNMENT OBLIGATIONS—14.9%
10,000M	U.S. Treasury Bonds, 2.5%, 2/15/2046	9,750,780
	U.S. Treasury Notes:
5,100M	1.25%, 12/15/2018	5,158,273
13,230M	1.375%, 10/31/2020	13,337,758
12,310M	1.875%, 8/31/2022	12,599,002
8,860M	2%, 2/15/2025	9,051,039
Total Value of U.S. Government Obligations (cost $49,146,499)		49,896,852

45

Portfolio of Investments (continued)
GOVERNMENT FUND
March 31, 2016

Principal
Amount	Security	Value
	U.S. GOVERNMENT AGENCY
	OBLIGATIONS—11.5%
	Fannie Mae:
$ 6,000M	0.875%, 5/21/2018	$ 6,009,276
17,600M	1.125%, 7/20/2018	17,730,504
1,700M	1.375%, 2/26/2021	1,701,068
4,300M	1.875%, 9/18/2018	4,406,330
3,025M	2.625%, 9/6/2024	3,192,034
5,000M	Freddie Mac, 3.75%, 3/27/2019	5,412,590
Total Value of U.S. Government Agency Obligations (cost $38,075,863)		38,451,802
	COMMERCIAL MORTGAGE-BACKED
	SECURITIES—8.0%
	Fannie Mae—6.5%
2,826M	2.27%, 1/1/2023	2,891,357
1,300M	2.96%, 11/1/2018	1,348,489
9,084M	2.996%, 11/1/2022	9,654,782
2,864M	3.76%, 4/1/2018	2,981,519
4,500M	3.84%, 5/1/2018	4,702,712
		21,578,859
	Federal Home Loan Mortgage Corporation—1.5%
5,000M	Multi-Family Structured Pass-Through, 2.13%, 1/25/2019	5,106,825
Total Value of Commercial Mortgage-Backed Securities (cost $26,852,589)		26,685,684
	COLLATERALIZED MORTGAGE
	OBLIGATIONS—4.8%
	Fannie Mae
5,701M	3%, 2/25/2024	5,944,319
6,486M	4%, 2/25/2025	7,086,252
2,736M	Freddie Mac, 3%, 8/15/2039	2,846,532
Total Value of Collateralized Mortgage Obligations (cost $15,927,165)		15,877,103

46

Principal
Amount	Security	Value
	TAXABLE MUNICIPAL BONDS—1.4%
$ 4,600M	Florida St. Brd. of Admin. Fin. Corp. Rev., 2.638%, 7/1/2021
	(cost $4,614,651)	$ 4,693,702
Total Value of Investments (cost $327,065,219)	99.8%	333,520,982
Other Assets, Less Liabilities	.2	548,937
Net Assets	100.0%	$334,069,919

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

47

Portfolio of Investments (continued)
GOVERNMENT FUND
March 31, 2016

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Residential Mortgage-Backed
Securities	$—	$197,915,839	$—	$197,915,839
U.S. Government Obligations	—	49,896,852	—	49,896,852
U.S. Government Agency
Obligations	—	38,451,802	—	38,451,802
Commercial Mortgage-Backed
Securities	—	26,685,684	—	26,685,684
Collateralized Mortgage
Obligations	—	15,877,103	—	15,877,103
Taxable Municipal Bonds	—	4,693,702	—	4,693,702
Total Investments in Securities	$—	$333,520,982	$—	$333,520,982

There were no transfers into or from Level 1 or Level 2 by the Fund for the period ended March 31,
2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

48	See notes to financial statements

Fund Expenses (unaudited)
INTERNATIONAL OPPORTUNITIES BOND FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/15)	(3/31/16)	(10/1/15–3/31/16)*
Class A Shares	1.35%
Actual		$1,000.00	$1,066.50	$6.97
Hypothetical**		$1,000.00	$1,018.25	$6.81
Advisor Class Shares	1.07%
Actual		$1,000.00	$1,068.19	$5.53
Hypothetical**		$1,000.00	$1,019.65	$5.40
Institutional Class Shares	0.92%
Actual		$1,000.00	$1,068.59	$4.76
Hypothetical**		$1,000.00	$1,020.40	$4.65

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2016, and are based on the total market value of investments.

49

Portfolio of Investments (continued)
INTERNATIONAL OPPORTUNITIES BOND FUND
March 31, 2016

Principal
Amount		Security	Value
		SOVEREIGN BONDS—71.8%
		Mexico—12.9%
		United Mexican States:
1,109M	MXN	7.75%, 11/13/2042	$ 7,245,115
812M	MXN	8.5%, 5/31/2029	5,633,614
736M	MXN	8.5%, 11/18/2038	5,173,629
			18,052,358
		United Kingdom—10.9%
8,800M	GBP	United Kingdom Gilt, 3.25%, 1/22/2044	15,138,791
		Australia—8.7%
4,380M	AUD	New South Wales Treasury Corp., 5%, 8/20/2024	3,973,063
		Queensland Treasury Corp.:
2,220M	AUD	6%, 7/21/2022	2,039,912
3,515M	AUD	4.75%, 7/21/2025	3,097,767
3,860M	AUD	3.25%, 7/21/2026	3,021,263
			12,132,005
		Italy—7.1%
5,715M	EUR	Buoni Poliennali Del Tesoro, 5%, 8/1/2039	9,855,486
		Malaysia—5.3%
		Federation of Malaysia:
14,190M	MYR	3.48%, 3/15/2023	3,575,338
7,020M	MYR	3.659%, 10/15/2020	1,817,607
7,625M	MYR	4.048%, 9/30/2021	1,994,799
			7,387,744
		Portugal—4.7%
		Obrigacoes Do Tesouro:
2,750M	EUR	4.1%, 4/15/2037	3,322,618
2,455M	EUR	4.95%, 10/25/2023	3,253,402
			6,576,020
		New Zealand—3.7%
		New Zealand Government Bonds:
2,075M	NZD	5%, 3/15/2019	1,555,209
4,375M	NZD	5.5%, 4/15/2023	3,601,222
			5,156,431

50

Principal
Amount		Security	Value
		Brazil—3.6%
		Nota Do Tesouro Nacional:
1M	BRL	9.71%, 1/1/2021	$ 125,473
13M	BRL	9.71%, 1/1/2023	3,119,416
8M	BRL	9.71%, 1/1/2025	1,746,443
			4,991,332
		Poland—3.5%
		Republic of Poland:
5,660M	PLN	3.25%, 7/25/2025	1,583,245
11,070M	PLN	4%, 10/25/2023	3,269,643
			4,852,888
		Indonesia—3.5%
		Republic of Indonesia:
52,000,000M	IDR	8.375%, 3/15/2034	3,980,306
10,900,000M	IDR	9%, 3/15/2029	872,288
			4,852,594
		Hungary—3.2%
		Hungary Government Bond:
940,000M	HUF	6%, 11/24/2023	4,210,041
69,000M	HUF	7.5%, 11/12/2020	311,524
			4,521,565
		South Africa—3.1%
		Republic of South Africa:
55,515M	ZAR	6.5%, 2/28/2041	2,607,489
14,655M	ZAR	6.75%, 3/31/2021	916,201
14,485M	ZAR	8.75%, 2/28/2048	872,529
			4,396,219
		Spain—1.6%
1,280M	EUR	Bonos Y Obligaciones Del Estado, 5.15%, 10/31/2044	2,212,796
Total Value of Sovereign Bonds (cost $111,627,304)			100,126,229

51

Portfolio of Investments (continued)
INTERNATIONAL OPPORTUNITIES BOND FUND
March 31, 2016

Principal
Amount		Security	Value
		CORPORATE BONDS—12.3%
		Luxembourg—4.1%
		European Investment Bank:
5,230M	USD	0.625%, 4/15/2016	$ 5,230,178
515M	USD	1.125%, 9/15/2017	517,005
			5,747,183
		United States—3.2%
		Apple, Inc.:
930M	USD	4.5%, 2/23/2036	999,943
2,405M	USD	4.65%, 2/23/2046	2,631,953
465M	USD	Berkshire Hathaway, Inc., 3.125%, 3/15/2026	477,382
330M	USD	Hewlett Packard Enterprise Co., 6.35%, 10/15/2045 (b)	325,385
			4,434,663
		Australia—1.6%
		Macquarie Group, Ltd.:
1,160M	USD	1.6156%, 1/31/2017 (a)(b)	1,159,943
1,030M	USD	1.2491%, 10/27/2017 (a)(b)	1,026,076
			2,186,019
		France—1.0%
1,400M	USD	Dexia Credit Local SA NY, 0.8356%, 6/5/2018 (a)(b)	1,386,153
		Germany—.9%
1,250M	USD	Deutsche Bank AG London, 1.2272%, 2/13/2017 (a)	1,246,634
		South Korea—.7%
1,010M	USD	Export-Import Bank of Korea, 1.2432%, 8/14/2017 (a)(b)	1,008,520
		New Zealand—.3%
470M	USD	ANZ New Zealand International, Ltd. of London, 1.1413%,
		4/27/2017 (a)(b)	470,795
		United Kingdom—.3%
380M	USD	BP Capital Markets, PLC, 3.506%, 3/17/2025	386,199
		Netherlands—.2%
255M	USD	Shell International Finance BV, 4.55%, 8/12/2043	265,362
Total Value of Corporate Bonds (cost $16,880,190)			17,131,528

52

Principal
Amount		Security		Value
		U.S. GOVERNMENT OBLIGATIONS—9.0%
		United States
		U.S. Treasury Notes:
1,495M	USD	0.3772%, 7/31/2017 (a)		$ 1,494,333
10,600M	USD	0.3842%, 1/31/2017 (a)		10,602,162
495M	USD	0.5722%, 1/31/2018 (a)		495,697
Total Value of U.S. Government Obligations (cost $12,591,047)				12,592,192
Total Value of Investments (cost $141,098,541)			93.1%	129,849,949
Other Assets, Less Liabilities			6.9	9,618,413
Net Assets			100.0%	$139,468,362

(a)	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at March 31, 2016.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4).

Summary of Abbreviations:
	AUD	Australian Dollar
	BRL	Brazillian Real
	CLP	Colombian Peso
	EUR	Euro
	GBP	British Pound
	HUF	Hungarian Forint
	IDR	Indonesian Rupiah
	INR	Indian Rupee
	JPY	Japanese Yen
	MXN	Mexican Peso
	MYR	Malaysian Ringgit
	NOK	Norwegian Krone
	NZD	New Zealand Dollar
	PLN	Polish Zloty
	SEK	Swedish Krona
	USD	United States Dollar
	ZAR	South African Rand

53

Portfolio of Investments (continued)
INTERNATIONAL OPPORTUNITIES BOND FUND
March 31, 2016

The Fund’s assets and liabilities are clfassified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Sovereign Bonds
Mexico	$—	$18,052,358	$—	$18,052,358
United Kingdom	—	15,138,791	—	15,138,791
Australia	—	12,132,005	—	12,132,005
Italy	—	9,855,486	—	9,855,486
Malaysia	—	7,387,744	—	7,387,744
Portugal	—	6,576,020	—	6,576,020
New Zealand	—	5,156,431	—	5,156,431
Brazil	—	4,991,332	—	4,991,332
Poland	—	4,852,888	—	4,852,888
Indonesia	—	4,852,594	—	4,852,594
Hungary	—	4,521,565	—	4,521,565
South Africa	—	4,396,219	—	4,396,219
Spain	—	2,212,796	—	2,212,796

54

	Level 1	Level 2	Level 3	Total
Corporate Bonds
Luxembourg	$—	$5,747,183	$—	$5,747,183
United States	—	4,434,663	—	4,434,663
Australia	—	2,186,019	—	2,186,019
France	—	1,386,153	—	1,386,153
Germany	—	1,246,634	—	1,246,634
South Korea	—	1,008,520	—	1,008,520
New Zealand	—	470,795	—	470,795
United Kingdom	—	386,199	—	386,199
Netherlands	—	265,362	—	265,362
U.S. Government Obligations	—	12,592,192	—	12,592,192
Total Investments in Securities	$—	$129,849,949	$—	$129,849,949
Other Financial Instruments*	$—	$1,552,200	$—	$1,552,200

*	Other financial instruments are foreign exchange contracts and are considered derivative instruments, which are valued at the net unrealized appreciation on the instrument.

During the period ended March 31, 2016, there were no transfers between Level 1 investments and
Level 2 investments that had a material impact to the Fund. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	55

Fund Expenses (unaudited)
INVESTMENT GRADE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/15)	(3/31/16)	(10/1/15–3/31/16)*
Class A Shares	1.06%
Actual		$1,000.00	$1,024.82	$5.37
Hypothetical**		$1,000.00	$1,019.70	$5.35
Class B Shares	1.95%
Actual		$1,000.00	$1,020.45	$9.85
Hypothetical**		$1,000.00	$1,015.25	$9.82
Advisor Class Shares	0.75%
Actual		$1,000.00	$1,026.22	$3.80
Hypothetical**		$1,000.00	$1,021.25	$3.79
Institutional Class Shares	0.64%
Actual		$1,000.00	$1,027.77	$3.24
Hypothetical**		$1,000.00	$1,021.80	$3.23

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2016, and are based on the total market value of investments.

56

Portfolio of Investments
INVESTMENT GRADE FUND
March 31, 2016

Principal
Amount	Security	Value
	CORPORATE BONDS—95.6%
	Aerospace/Defense—.7%
$4,000M	Rolls-Royce, PLC, 3.625%, 10/14/2025 (a)	$ 4,164,848
	Agriculture—.6%
3,310M	Cargill, Inc., 6%, 11/27/2017 (a)	3,554,569
	Automotive—1.5%
5,000M	Johnson Controls, Inc., 5%, 3/30/2020	5,454,010
2,700M	O’Reilly Automotive, Inc., 3.55%, 3/15/2026	2,783,525
		8,237,535
	Chemicals—3.0%
4,000M	Agrium, Inc., 3.375%, 3/15/2025	3,857,140
3,200M	CF Industries, Inc., 3.45%, 6/1/2023	3,100,083
4,000M	Dow Chemical Co., 4.25%, 11/15/2020	4,360,588
5,000M	LyondellBasell Industries NV, 6%, 11/15/2021	5,757,775
		17,075,586
	Consumer Durables—.8%
	Newell Rubbermaid, Inc.:
2,300M	4.7%, 8/15/2020	2,469,726
1,800M	4.2%, 4/1/2026	1,886,645
		4,356,371
	Energy—10.4%
4,000M	Anadarko Petroleum Corp., 5.95%, 9/15/2016	4,069,896
5,000M	Canadian Oil Sands, Ltd., 7.75%, 5/15/2019 (a)	5,277,155
5,000M	Continental Resources, Inc., 5%, 9/15/2022	4,334,375
3,000M	DCP Midstream Operating, LP, 2.5%, 12/1/2017	2,862,063
5,000M	Enbridge Energy Partners, LP, 4.2%, 9/15/2021	4,751,750
5,000M	Kinder Morgan Energy Partners, LP, 3.45%, 2/15/2023	4,645,930
2,700M	Magellan Midstream Partners, LP, 5%, 3/1/2026	2,925,493
	Marathon Oil Corp.:
2,700M	6%, 10/1/2017	2,737,857
1,800M	3.85%, 6/1/2025	1,465,385
5,000M	Nabors Industries, Inc., 6.15%, 2/15/2018	4,979,110
2,000M	ONEOK Partners, LP, 3.375%, 10/1/2022	1,797,430
4,000M	Plains All American Pipeline, LP, 5.875%, 8/15/2016	4,018,404

57

Portfolio of Investments (continued)
INVESTMENT GRADE FUND
March 31, 2016

Principal
Amount	Security	Value
	Energy (continued)
$5,800M	Spectra Energy Capital, LLC, 6.2%, 4/15/2018	$ 6,091,554
3,800M	Suncor Energy, Inc., 6.1%, 6/1/2018	4,064,332
4,000M	Valero Energy Corp., 9.375%, 3/15/2019	4,772,856
		58,793,590
	Financial Services—15.4%
4,000M	American Express Co., 7%, 3/19/2018	4,389,544
	American International Group, Inc.:
3,700M	3.75%, 7/10/2025	3,702,771
2,000M	4.7%, 7/10/2035	1,993,662
4,000M	Ameriprise Financial, Inc., 5.3%, 3/15/2020	4,479,436
5,400M	Assured Guaranty U.S. Holding, Inc., 5%, 7/1/2024	5,741,410
4,300M	Berkshire Hathaway, Inc., 3.4%, 1/31/2022	4,603,744
4,000M	CoBank ACB, 7.875%, 4/16/2018 (a)	4,006,348
2,400M	Compass Bank, 6.4%, 10/1/2017	2,524,841
	ERAC USA Finance, LLC:
3,750M	4.5%, 8/16/2021 (a)	4,083,233
3,000M	7%, 10/15/2037 (a)	3,838,215
6,200M	Ford Motor Credit Co., LLC, 8.125%, 1/15/2020	7,368,892
	General Electric Capital Corp.:
6,400M	4.65%, 10/17/2021	7,306,765
3,400M	6.75%, 3/15/2032	4,632,796
2,700M	Harley-Davidson Financial Services, Inc., 2.4%, 9/15/2019 (a)	2,751,462
1,800M	Harley-Davidson Funding Corp., 6.8%, 6/15/2018 (a)	1,988,761
4,000M	Liberty Mutual Group, Inc., 4.95%, 5/1/2022 (a)	4,360,868
3,000M	National City Corp., 6.875%, 5/15/2019	3,379,419
4,550M	Protective Life Corp., 7.375%, 10/15/2019	5,294,903
3,000M	Prudential Financial, Inc., 7.375%, 6/15/2019	3,483,945
4,000M	State Street Corp., 3.55%, 8/18/2025	4,261,160
2,350M	Wells Fargo Bank NA, 5.85%, 2/1/2037	2,866,944
		87,059,119
	Financials—22.0%
	Bank of America Corp.:
3,250M	5.65%, 5/1/2018	3,490,500
5,925M	5%, 5/13/2021	6,583,570
4,625M	5.875%, 2/7/2042	5,625,253
	Barclays Bank, PLC:
2,000M	5.125%, 1/8/2020	2,177,138
3,800M	3.75%, 5/15/2024	3,918,511
3,200M	Capital One Financial Corp., 3.75%, 4/24/2024	3,298,352

58

Principal
Amount	Security	Value
	Financials (continued)
	Citigroup, Inc.:
$4,200M	6.125%, 11/21/2017	$ 4,482,135
2,250M	8.5%, 5/22/2019	2,682,158
2,000M	4.5%, 1/14/2022	2,192,326
5,000M	3.7%, 1/12/2026	5,141,585
3,000M	Deutsche Bank AG, 3.7%, 5/30/2024	2,966,607
	Goldman Sachs Group, Inc.:
2,000M	5.375%, 3/15/2020	2,221,256
5,900M	5.75%, 1/24/2022	6,815,479
3,000M	3.625%, 1/22/2023	3,098,928
4,550M	6.125%, 2/15/2033	5,525,424
	JPMorgan Chase & Co.:
9,200M	6%, 1/15/2018	9,910,516
5,000M	4.5%, 1/24/2022	5,522,015
	Morgan Stanley:
4,050M	5.95%, 12/28/2017	4,334,893
5,500M	6.625%, 4/1/2018	6,011,770
6,000M	5.5%, 7/28/2021	6,855,462
800M	Standard Chartered, PLC, 3.2%, 4/17/2025 (a)	772,344
4,000M	SunTrust Banks, Inc., 6%, 9/11/2017	4,230,768
4,000M	U.S. Bancorp, 3.6%, 9/11/2024	4,219,760
4,000M	UBS AG, 4.875%, 8/4/2020	4,416,100
5,000M	Visa, Inc., 3.15%, 12/14/2025	5,225,775
	Wells Fargo & Co.:
2,900M	4.6%, 4/1/2021	3,219,783
8,600M	3.45%, 2/13/2023	8,827,530
		123,765,938
	Food/Beverage/Tobacco—5.3%
4,000M	Anheuser-Busch InBev Worldwide, Inc., 3.65%, 2/1/2026	4,211,556
5,225M	Bunge Ltd. Finance Corp., 8.5%, 6/15/2019	6,078,023
4,200M	Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/2018	4,644,809
6,000M	Ingredion, Inc., 4.625%, 11/1/2020	6,473,130
4,000M	Philip Morris International, Inc., 5.65%, 5/16/2018	4,374,524
4,000M	SABMiller Holdings, Inc., 3.75%, 1/15/2022 (a)	4,246,932
		30,028,974
	Food/Drug—.8%
4,000M	CVS Health Corp., 3.875%, 7/20/2025	4,324,780

59

Portfolio of Investments (continued)
INVESTMENT GRADE FUND
March 31, 2016

Principal
Amount	Security	Value
	Forest Products/Container—.5%
$2,500M	Rock-Tenn Co., 4.9%, 3/1/2022	$ 2,688,853
	Health Care—2.9%
3,100M	Biogen, Inc., 6.875%, 3/1/2018	3,396,447
4,050M	Express Scripts Holding Co., 4.75%, 11/15/2021	4,405,529
4,000M	Gilead Sciences, Inc., 3.65%, 3/1/2026	4,255,744
4,000M	Laboratory Corp. of America Holdings, 3.75%, 8/23/2022	4,135,364
		16,193,084
	Information Technology—1.5%
2,500M	Apple, Inc., 2.5%, 2/9/2025	2,487,907
4,000M	Hewlett Packard Enterprise Co., 2.85%, 10/5/2018 (a)	4,069,616
1,800M	Pitney Bowes, Inc., 5.75%, 9/15/2017	1,883,660
		8,441,183
	Manufacturing—2.6%
5,000M	CRH America, Inc., 8.125%, 7/15/2018	5,632,920
4,000M	Ingersoll-Rand Global Holdings Co., Ltd., 6.875%, 8/15/2018	4,431,692
4,550M	Tyco Electronics Group SA, 6.55%, 10/1/2017	4,863,154
		14,927,766
	Media-Broadcasting—2.0%
1,800M	ABC, Inc., 8.75%, 8/15/2021	2,362,871
3,950M	British Sky Broadcasting Group, PLC, 9.5%, 11/15/2018 (a)	4,660,609
4,000M	Comcast Corp., 4.25%, 1/15/2033	4,267,700
		11,291,180
	Media-Diversified—1.7%
5,000M	McGraw-Hill Financial, Inc., 5.9%, 11/15/2017	5,335,125
4,000M	Time Warner, Inc., 3.6%, 7/15/2025	4,113,688
		9,448,813

60

Principal
Amount	Security	Value
	Metals/Mining—4.7%
$5,000M	Alcoa, Inc., 6.15%, 8/15/2020	$ 5,218,750
4,000M	ArcelorMittal, 6.125%, 6/1/2018	4,060,000
4,000M	Glencore Finance Canada, Ltd., 4.95%, 11/15/2021 (a)	3,601,780
4,200M	Newmont Mining Corp., 5.125%, 10/1/2019	4,517,612
5,000M	Rio Tinto Finance USA, Ltd., 3.75%, 9/20/2021	5,195,920
4,000M	Vale Overseas, Ltd., 5.625%, 9/15/2019	3,900,000
		26,494,062
	Real Estate Investment Trusts—5.8%
900M	AvalonBay Communities, Inc., 3.5%, 11/15/2025	934,261
4,000M	Boston Properties, LP, 5.875%, 10/15/2019	4,477,336
	Digital Realty Trust, LP:
2,700M	5.25%, 3/15/2021	2,972,376
2,250M	3.95%, 7/1/2022	2,294,071
3,000M	ERP Operating, LP, 3.375%, 6/1/2025	3,096,651
4,000M	HCP, Inc., 5.375%, 2/1/2021	4,372,860
	ProLogis, LP:
2,000M	3.35%, 2/1/2021	2,085,676
1,125M	3.75%, 11/1/2025	1,176,183
3,000M	Simon Property Group, LP, 3.375%, 10/1/2024	3,142,023
4,000M	Ventas Realty, LP, 4.75%, 6/1/2021	4,404,064
4,000M	Welltower, Inc., 4%, 6/1/2025	4,009,804
		32,965,305
	Retail-General Merchandise—1.3%
4,000M	Amazon.com, Inc., 4.8%, 12/5/2034	4,507,092
2,000M	Home Depot, Inc., 5.875%, 12/16/2036	2,607,564
		7,114,656
	Telecommunications—1.8%
3,000M	AT&T, Inc., 3.8%, 3/15/2022	3,165,564
6,000M	Verizon Communications, Inc., 5.15%, 9/15/2023	6,936,168
		10,101,732

61

Portfolio of Investments (continued)
INVESTMENT GRADE FUND
March 31, 2016

Principal
Amount	Security	Value
	Transportation—2.9%
$4,000M	Burlington North Santa Fe, LLC, 5.15%, 9/1/2043	$ 4,688,256
4,125M	GATX Corp., 4.75%, 6/15/2022	4,394,317
3,000M	Penske Truck Leasing Co., LP, 4.875%, 7/11/2022 (a)	3,207,663
4,000M	Southwest Airlines Co., 2.65%, 11/5/2020	4,082,768
		16,373,004
	Utilities—7.4%
3,000M	Duke Energy Progress, Inc., 4.15%, 12/1/2044	3,158,457
3,000M	E.ON International Finance BV, 5.8%, 4/30/2018 (a)	3,218,940
3,000M	Electricite de France SA, 3.625%, 10/13/2025 (a)	3,064,092
3,000M	Entergy Arkansas, Inc., 4.95%, 12/15/2044	3,031,236
4,000M	Exelon Generation Co., LLC, 5.2%, 10/1/2019	4,359,624
	Great River Energy Co.:
349M	5.829%, 7/1/2017 (a)	355,837
3,354M	4.478%, 7/1/2030 (a)	3,658,761
3,850M	Ohio Power Co., 5.375%, 10/1/2021	4,385,558
4,550M	Oklahoma Gas & Electric Co., 4%, 12/15/2044	4,600,755
2,314M	San Diego Gas & Electric Co., 1.914%, 2/1/2022	2,303,021
4,000M	Sempra Energy, 9.8%, 2/15/2019	4,814,532
4,000M	South Carolina Electric & Gas Co., 5.45%, 2/1/2041	4,705,100
		41,655,913
Total Value of Corporate Bonds (cost $521,977,032)		539,056,861
	U.S. GOVERNMENT OBLIGATIONS—2.2%
	U.S. Treasury Bonds:
4,575M	2.5%, 2/15/2045	4,462,144
4,000M	3%, 11/15/.2044	4,317,500
3,200M	3%, 5/15/2045	3,452,000
Total Value of U.S. Government Obligations (cost $12,219,508)		12,231,644
Total Value of Investments (cost $534,196,540)	97.8%	551,288,505
Other Assets, Less Liabilities	2.2	12,426,014
Net Assets	100.0%	$563,714,519

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4).

62

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Corporate Bonds*	$—	$539,056,861	$—	$539,056,861
U.S. Government Obligations	—	12,231,644	—	12,231,644
Total Investments in Securities	$—	$551,288,505	$—	$551,288,505

*	The Portfolio of Investments provides information on the industry categorization for corporate bonds.

There were no transfers into or from Level 1 or Level 2 by the Fund for the period ended March 31,
2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	63

Fund Expenses (unaudited)
LIMITED DURATION HIGH QUALITY BOND FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/15)	(3/31/16)	(10/1/15–3/31/16)*
Class A Shares	1.05%
Actual		$1,000.00	$1,006.40	$5.27
Hypothetical**		$1,000.00	$1,019.75	$5.30
Advisor Class Shares	0.75%
Actual		$1,000.00	$1,007.44	$3.76
Hypothetical**		$1,000.00	$1,021.25	$3.79
Institutional Class Shares	0.60%
Actual		$1,000.00	$1,007.48	$3.01
Hypothetical**		$1,000.00	$1,022.00	$3.03

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2016, and are based on the total market value of investments.

64

Portfolio of Investments (continued)
LIMITED DURATION HIGH QUALITY BOND FUND
March 31, 2016

Principal
Amount	Security	Value
	CORPORATE BONDS—54.2%
	Agriculture—.5%
$ 500M	Cargill, Inc., 6%, 11/27/2017 (a)	$ 536,944
	Automotive—.5%
500M	Toyota Motor Credit Corp., 2.125%, 7/18/2019	511,536
	Chemicals—.5%
500M	Dow Chemical Co., 4.25%, 11/15/2020	545,073
	Consumer Durables—.5%
500M	Stanley Black & Decker, Inc., 2.451%, 11/17/2018	508,039
	Energy—1.9%
650M	ConocoPhillips Co., 1.05%, 12/15/2017	640,864
900M	ExxonMobil Corp., 1.708%, 3/1/2019	912,262
450M	Suncor Energy, Inc., 6.1%, 6/1/2018	481,302
		2,034,428
	Financial Services—11.9%
	American Express Co.:
500M	6.15%, 8/28/2017	531,862
500M	7%, 3/19/2018	548,693
500M	Ameriprise Financial, Inc., 5.3%, 3/15/2020	559,929
1,000M	Berkshire Hathaway Finance Corp., 1.7%, 3/15/2019	1,014,313
500M	BlackRock, Inc., 5%, 12/10/2019	559,686
750M	Branch Banking & Trust, 1.35%, 10/1/2017	751,264
500M	CoBank ACB, 7.875%, 4/16/2018 (a)	500,793
500M	ERAC USA Finance, LLC, 6.375%, 10/15/2017 (a)	534,346
750M	Fifth Third Bank, 1.15%, 11/18/2016	751,279
600M	Ford Motor Credit Co., LLC, 5%, 5/15/2018	633,873
1,200M	General Electric Capital Corp., 5.625%, 5/1/2018	1,315,488
750M	Harley-Davidson Funding Corp., 6.8%, 6/15/2018 (a)	828,650
500M	Key Bank NA, 1.7%, 6/1/2018	500,075
700M	National City Bank, 5.25%, 12/15/2016	720,157
500M	Protective Life Corp., 7.375%, 10/15/2019	581,858
700M	Prudential Financial, Inc., 7.375%, 6/15/2019	812,921
750M	Siemens Financieringsmaatschappij NV, 1.45%, 5/25/2018 (a)	752,649
500M	UnitedHealth Group, Inc., 2.7%, 7/15/2020	519,712
		12,417,548

65

Portfolio of Investments (continued)
LIMITED DURATION HIGH QUALITY BOND FUND
March 31, 2016

Principal
Amount	Security	Value
	Financials—13.6%
$1,400M	Bank of America Corp., 5.65%, 5/1/2018	$ 1,503,600
640M	Bank of New York Mellon Corp., 2.1%, 8/1/2018	649,830
700M	Barclays Bank, PLC, 6.75%, 5/22/2019	793,309
	Citigroup, Inc.:
500M	6.125%, 11/21/2017	533,587
250M	8.5%, 5/22/2019	298,017
500M	Deutsche Bank AG, 1.875%, 2/13/2018	497,043
	Goldman Sachs Group, Inc.:
1,000M	6.15%, 4/1/2018	1,082,305
500M	5.375%, 3/15/2020	555,314
750M	JPMorgan Chase & Co., 6%, 1/15/2018	807,923
	Morgan Stanley:
500M	5.95%, 12/28/2017	535,172
1,000M	6.625%, 4/1/2018	1,093,049
1,000M	Northern Trust Co., 6.5%, 8/15/2018	1,113,969
900M	Royal Bank of Canada, 1%, 4/27/2017	899,765
750M	SunTrust Banks, Inc., 6%, 9/11/2017	793,269
800M	U.S. Bank NA, 2.125%, 10/28/2019	815,048
600M	UBS AG, 5.875%, 12/20/2017	643,053
700M	Visa, Inc., 1.2%, 12/14/2017	704,288
900M	Wachovia Corp., 5.75%, 2/1/2018	969,194
		14,287,735
	Food/Beverage/Tobacco—3.5%
900M	Anheuser-Busch InBev Finance, Inc., 1.9%, 2/1/2019	913,227
500M	Bunge Ltd. Finance Corp., 8.5%, 6/15/2019	581,629
500M	Diageo Capital, PLC, 5.75%, 10/23/2017	533,357
500M	Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/2018	552,953
500M	PepsiCo, Inc., 5%, 6/1/2018	542,517
500M	Philip Morris International, Inc., 5.65%, 5/16/2018	546,816
		3,670,499
	Health Care—3.0%
500M	Biogen, Inc., 6.875%, 3/1/2018	547,814
1,000M	Gilead Sciences, Inc., 2.55%, 9/1/2020	1,030,458
500M	Laboratory Corp. of America Holdings, 2.2%, 8/23/2017	502,966
800M	Merck & Co., Inc., 1.3%, 5/18/2018	806,769
250M	Quest Diagnostics, Inc., 2.7%, 4/1/2019	254,854
		3,142,861

66

Principal
Amount	Security	Value
	Industrials—.5%
$ 500M	PACCAR Financial Corp., 1.45%, 3/9/2018	$ 501,296
	Information Technology—2.9%
700M	Apple, Inc., 2.1%, 5/6/2019	719,938
750M	Cisco Systems, Inc., 1.65%, 6/15/2018	760,814
500M	Hewlett Packard Enterprise Co., 2.85%, 10/5/2018 (a)	508,702
1,000M	Oracle Corp., 2.375%, 1/15/2019	1,037,053
		3,026,507
	Manufacturing—1.6%
250M	CRH America, Inc., 8.125%, 7/15/2018	281,646
500M	Ingersoll-Rand Global Holdings Co., Ltd., 6.875%, 8/15/2018	553,961
750M	Tyco Electronics Group SA, 6.55%, 10/1/2017	801,619
		1,637,226
	Media-Broadcasting—.5%
500M	Comcast Corp., 5.15%, 3/1/2020	562,906
	Media-Diversified—.6%
550M	McGraw-Hill Financial, Inc., 5.9%, 11/15/2017	586,864
	Metals/Mining—.8%
800M	Rio Tinto Finance USA, PLC, 1.625%, 8/21/2017	795,125
	Real Estate Investment Trusts—2.4%
700M	Boston Properties, LP, 5.875%, 10/15/2019	783,534
578M	ERP Operating, LP, 5.75%, 6/15/2017	608,828
500M	HCP, Inc., 6.7%, 1/30/2018	538,651
500M	Simon Property Group, LP, 10.35%, 4/1/2019	616,905
		2,547,918
	Retail-General Merchandise—1.8%
1,000M	Amazon.com, Inc., 2.6%, 12/5/2019	1,041,225
800M	McDonald’s Corp., 2.1%, 12/7/2018	816,754
		1,857,979

67

Portfolio of Investments (continued)
LIMITED DURATION HIGH QUALITY BOND FUND
March 31, 2016

Principal
Amount	Security	Value
	Telecommunications—1.8%
	AT&T, Inc.:
$ 500M	5.875%, 10/1/2019	$ 565,569
500M	2.45%, 6/30/2020	507,159
800M	Verizon Communications, Inc., 3.65%, 9/14/2018	842,146
		1,914,874
	Utilities—5.4%
500M	Arizona Public Service Co., 8.75%, 3/1/2019	593,142
500M	Consolidated Edison Co., Inc. of New York, 7.125%, 12/1/2018	570,788
500M	Entergy Gulf States Lousiana, LLC, 6%, 5/1/2018	545,253
175M	Great River Energy Co., 5.829%, 7/1/2017 (a)	177,919
500M	Ohio Power Co., 6.05%, 5/1/2018	541,202
500M	Public Service Electric & Gas Co., 1.8%, 6/1/2019	504,815
669M	San Diego Gas & Electric Co., 1.914%, 2/1/2022	665,317
500M	Sempra Energy, 9.8%, 2/15/2019	601,817
700M	Southern Power Co., 1.85%, 12/1/2017	705,421
700M	Wisconsin Public Service Corp., 1.65%, 12/4/2018	702,897
		5,608,571
Total Value of Corporate Bonds (cost $56,456,181)		56,693,929
	ASSET BACKED SECURITIES—14.9%
	Fixed Autos—8.6%
1,200M	Avis Budget Rental Car Funding AESOP, LLC, 2.97%, 2/20/2020 (a)	1,221,137
	Ford Credit Auto Owner Trust:
436M	0.79%, 5/15/2018	435,568
129M	1%, 9/15/2017	129,368
910M	1.39%, 7/15/2020	912,920
250M	Ford Credit Floorplan Master Owner Trust, 1.42%, 1/15/2020	250,336
285M	Harley-Davidson Motorcycle Trust, 1.3%, 3/16/2020	284,916
	Honda Auto Receivables Owner Trust:
960M	1.31%, 10/15/2020	962,101
480M	1.46%, 10/15/2020	481,949
950M	Hyundai Auto Receivables Trust, 1.48%, 6/15/2021	950,893
400M	Mercedes-Benz Auto Receivables Trust, 1.34%, 12/16/2019	401,120
1,425M	Nissan Master Owner Trust, 1.44%, 2/15/2020	1,427,049
700M	Toyota Auto Receivables Owner Trust, 1.52%, 6/15/2020	703,385
880M	Volkswagen Auto Lease Trust, 1.25%, 12/20/2017	875,016
		9,035,758

68

Principal
Amount	Security	Value
	Fixed Financials—5.4%
$ 950M	American Express Credit Account Master Trust, 1.26%, 1/15/2020	$ 952,659
1,675M	Capital One Multi-Asset Execution Trust, 1.6%, 5/17/2021	1,687,666
	Chase Issuance Trust:
770M	1.3%, 2/18/2020	773,022
300M	1.84%, 4/15/2022	303,172
	Discover Card Execution Note Trust:
570M	1.04%, 4/15/2019	570,694
1,320M	2.12%, 12/15/2021	1,348,762
		5,635,975
	Manufacturing—.9%
940M	John Deere Owner Trust, 1.36%, 4/15/2020	939,685
Total Value of Asset Backed Securities (cost $15,584,330)		15,611,418
	RESIDENTIAL MORTGAGE-BACKED
	SECURITIES—14.7%
	Fannie Mae—11.9%
3,409M	3%, 5/1/2021 – 6/1/2030	3,567,023
7,488M	3.5%, 10/1/2025 – 12/1/2029	7,945,881
874M	4%, 2/1/2024 – 9/1/2024	931,616
		12,444,520
	Freddie Mac—2.8%
1,830M	3%, 8/1/2027 – 8/1/2030	1,916,760
967M	3.5%, 12/1/2025 – 8/1/2026	1,028,312
		2,945,072
Total Value of Residential Mortgage-Backed Securities (cost $15,211,933)		15,389,592
	U.S. GOVERNMENT OBLIGATIONS—5.6%
	U.S. Treasury Notes:
645M	0.5%, 6/15/2016	645,310
600M	0.5%, 11/30/2016	600,035
1,000M	0.75%, 2/28/2018	1,000,273
1,680M	1%, 3/15/2019	1,686,628
1,920M	1.375%, 4/30/2020	1,940,175
Total Value of U.S. Government Obligations (cost $5,841,124)		5,872,421

69

Portfolio of Investments (continued)
LIMITED DURATION HIGH QUALITY BOND FUND
March 31, 2016

Principal
Amount	Security	Value
	U.S. GOVERNMENT AGENCY
	OBLIGATIONS—4.9%
	Fannie Mae:
$ 450M	1.125%, 7/20/2018	$ 453,337
570M	1.125%, 12/14/2018	573,801
265M	1.5%, 6/22/2020	268,091
	Freddie Mac:
560M	5.125%, 11/17/2017	599,494
1,035M	1.5%, 12/30/2019	1,035,566
	Federal Home Loan Bank:
500M	0.5%, 9/28/2016	500,010
1,730M	0.875%, 5/24/2017	1,734,235
Total Value of U.S. Government Agency Obligations (cost $5,147,112)		5,164,534
	TAXABLE MUNICIPAL BONDS—.9%
900M	Florida St. Brd. of Admin. Fin. Corp. Rev., 2.638%, 7/1/2021
	(cost $900,000)	918,333
	SHORT-TERM U.S. GOVERNMENT AGENCY
	OBLIGATIONS—4.8%
	Federal Home Loan Bank:
4,000M	0.305%, 5/13/2016	3,998,832
1,000M	0.32%, 4/13/2016	999,933
Total Value of Short-Term U.S. Government Agency Obligations (cost $4,998,470)		4,998,765
Total Value of Investments (cost $104,139,150)	100.0%	104,648,992
Other Assets, Less Liabilities	—	23,542
Net Assets	100.0%	$104,672,534

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4).

70

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$56,693,929	$—	$56,693,929
Asset Backed Securities	—	15,611,418	—	15,611,418
Residential Mortgage-Backed
Securities	—	15,389,592	—	15,389,592
U.S. Government Obligations	—	5,872,421	—	5,872,421
U.S. Government Agency
Obligations	—	5,164,534	—	5,164,534
Taxable Municipal Bonds	—	918,333	—	918,333
Short-Term U.S. Government
Agency Obligations	—	4,998,765	—	4,998,765
Total Investments in Securities*	$—	$104,648,992	$—	$104,648,992

*	The Portfolio of Investments provides information on the industry categorization for corporate bonds and asset backed securities.

There were no transfers into or from Level 1 or Level 2 by the Fund for the period ended March 31,
2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	71

Fund Expenses (unaudited)
STRATEGIC INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/15)	(3/31/16)	(10/1/15–3/31/16)*
Class A Shares	0.61%
Actual		$1,000.00	$1,019.66	$3.08
Hypothetical**		$1,000.00	$1,021.95	$3.08
Advisor Class Shares	0.23%
Actual		$1,000.00	$1,021.28	$1.16
Hypothetical**		$1,000.00	$1,023.85	$1.16

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY FIRST INVESTORS UNDERLYING FUNDS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2016, and are based on the total market value of investments.

72

Portfolio of Investments
STRATEGIC INCOME FUND
March 31, 2016

Shares or
Principal
Amount	Security	Value
	MUTUAL FUNDS—94.6%
	First Investors Income Funds—86.8%
1,463,886	Floating Rate Fund – Institutional Class Shares	$ 13,877,637
18,816,820	Fund For Income – Institutional Class Shares	44,784,032
1,251,645	Government Fund – Institutional Class Shares	13,617,899
797,047	International Opportunities Bond Fund – Institutional Class Shares	7,269,069
2,152,570	Investment Grade Fund – Institutional Class Shares	20,922,978
2,127,047	Limited Duration High Quality Bond Fund –
	Institutional Class Shares	20,717,439
		121,189,054
	First Investors Equity Funds—2.6%
382,751	Equity Income Fund – Institutional Class Shares	3,559,588
	First Investors Tax Exempt Funds—5.2%
728,368	Tax Exempt Income Fund – Institutional Class Shares	7,210,839
Total Value of Mutual Funds (cost $138,748,331)		131,959,481
	SHORT-TERM U.S. GOVERNMENT AGENCY
	OBLIGATIONS—3.6%
$5,000M	Federal Home Loan Bank, 0.34%, 4/20/2016 (cost $4,999,102)	4,999,470
Total Value of Investments (cost $143,747,433)	98.2%	136,958,951
Other Assets, Less Liabilities	1.8	2,576,352
Net Assets	100.0%	$139,535,303

73

Portfolio of Investments (continued)
STRATEGIC INCOME FUND
March 31, 2016

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Mutual Funds
First Investors Income Funds	$121,189,054	$—	$—	$121,189,054
First Investors Equity Funds	3,559,588	—	—	3,559,588
First Investors
Tax Exempt Funds	7,210,839	—	—	7,210,839
Short-Term U.S. Government
Agency Obligations	—	4,999,470	—	4,999,470
Total Investments in Securities	$131,959,481	$4,999,470	$—	$136,958,951

There were no transfers into or from Level 1 or Level 2 by the Fund for the period ended March 31,
2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

74	See notes to financial statements

Fund Expenses (unaudited)
EQUITY INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/15)	(3/31/16)	(10/1/15–3/31/16)*
Class A Shares	1.23%
Actual		$1,000.00	$1,078.36	$ 6.39
Hypothetical**		$1,000.00	$1,018.85	$ 6.21
Class B Shares	2.08%
Actual		$1,000.00	$1,073.20	$10.78
Hypothetical**		$1,000.00	$1,014.60	$10.48
Advisor Class Shares	0.86%
Actual		$1,000.00	$1,080.11	$ 4.47
Hypothetical**		$1,000.00	$1,020.70	$ 4.34
Institutional Class Shares	0.81%
Actual		$1,000.00	$1,080.22	$ 4.21
Hypothetical**		$1,000.00	$1,020.95	$ 4.09

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2016, and are based on the total market value of investments.

75

Portfolio of Investments
EQUITY INCOME FUND
March 31, 2016

Shares		Security	Value
		COMMON STOCKS—92.8%
		Consumer Discretionary—10.0%
155,000		American Eagle Outfitters, Inc.	$ 2,583,850
30,568		CBS Corporation – Class “B”	1,683,991
92,700		Comcast Corporation – Special Shares “A”	5,662,116
40,000		Delphi Automotive, PLC	3,000,800
235,000		Ford Motor Company	3,172,500
65,000		Hanesbrands, Inc.	1,842,100
10,800		Harman International Industries, Inc.	961,632
42,200		Home Depot, Inc.	5,630,746
25,000	*	Jarden Corporation	1,473,750
65,000		Johnson Controls, Inc.	2,533,050
15,000		L Brands, Inc.	1,317,150
19,000		Lear Corporation	2,112,230
36,100		McDonald’s Corporation	4,537,048
82,400		Newell Rubbermaid, Inc.	3,649,496
202,300		Regal Entertainment Group – Class “A”	4,276,622
57,933		Time Warner, Inc.	4,203,039
43,500		Tupperware Brands Corporation	2,522,130
21,900		Walt Disney Company	2,174,889
8,800		Whirlpool Corporation	1,586,992
34,000		Wyndham Worldwide Corporation	2,598,620
			57,522,751
		Consumer Staples—9.3%
155,000		Altria Group, Inc.	9,712,300
92,200		Coca-Cola Company	4,277,158
76,700		CVS Health Corporation	7,956,091
20,000		Dr. Pepper Snapple Group, Inc.	1,788,400
23,300		Kimberly-Clark Corporation	3,134,083
18,066		Kraft Heinz Company	1,419,265
63,500		PepsiCo, Inc.	6,507,480
84,500		Philip Morris International, Inc.	8,290,295
81,400		Procter & Gamble Company	6,700,034
54,400		Wal-Mart Stores, Inc.	3,725,856
			53,510,962
		Energy—6.9%
7,255		California Resources Corporation	7,473
84,400		Chevron Corporation	8,051,760
111,500		ConocoPhillips	4,490,105
83,000		Devon Energy Corporation	2,277,520

76

Shares	Security	Value
	Energy (continued)
87,900	ExxonMobil Corporation	$ 7,347,561
34,600	Halliburton Company	1,235,912
62,900	Marathon Petroleum Corporation	2,338,622
77,500	Occidental Petroleum Corporation	5,303,325
57,200	PBF Energy, Inc. – Class “A”	1,899,040
65,500	Royal Dutch Shell, PLC – Class “A” (ADR)	3,173,475
20,000	Schlumberger, Ltd.	1,475,000
71,300	Suncor Energy, Inc.	1,982,853
		39,582,646
	Financials—19.7%
151,800	AllianceBernstein Holding, LP (MLP)	3,556,674
45,000	American Express Company	2,763,000
21,300	Ameriprise Financial, Inc.	2,002,413
130,000	Bank of New York Mellon Corporation	4,787,900
151,900	Berkshire Hills Bancorp, Inc.	4,084,591
196,400	Brixmor Property Group, Inc. (REIT)	5,031,768
108,000	Chesapeake Lodging Trust (REIT)	2,857,680
70,010	Chubb, Ltd.	8,341,692
162,000	Citizens Financial Group, Inc.	3,393,900
90,000	Discover Financial Services	4,582,800
190,000	Financial Select Sector SPDR Fund (ETF)	4,276,900
62,100	Invesco, Ltd.	1,910,817
95,000	iShares S&P U.S. Preferred Stock Index Fund (ETF)	3,707,850
46,000	iShares U.S. Real Estate ETF (ETF)	3,581,560
127,800	JPMorgan Chase & Company	7,568,316
160,000	MetLife, Inc.	7,030,400
83,700	Oritani Financial Corporation	1,420,389
148,889	Outfront Media, Inc.	3,141,558
52,900	PNC Financial Services Group, Inc.	4,473,753
30,000	Prosperity Bancshares, Inc.	1,391,700
36,700	Select Income REIT (REIT)	845,935
89,000	SPDR S&P Regional Banking (ETF)	3,349,960
224,300	Sterling Bancorp	3,573,099
65,000	Sunstone Hotel Investors, Inc. (REIT)	910,000
70,500	Tanger Factory Outlet Centers, Inc. (REIT)	2,565,495
27,800	Travelers Companies, Inc.	3,244,538
108,300	U.S. Bancorp	4,395,897

77

Portfolio of Investments (continued)
EQUITY INCOME FUND
March 31, 2016

Shares		Security	Value
		Financials (continued)
171,900		Urstadt Biddle Properties, Inc. – Class “A” (REIT)	$ 3,601,305
60,000		Waddell & Reed Financial, Inc. – Class “A”	1,412,400
188,500		Wells Fargo & Company	9,115,860
			112,920,150
		Health Care—12.5%
73,600		Abbott Laboratories	3,078,688
101,100		AbbVie, Inc.	5,774,832
7,240	*	Allergan, PLC	1,940,537
107,800		Baxalta, Inc.	4,355,120
45,100		Baxter International, Inc.	1,852,708
28,000		Gilead Sciences, Inc.	2,572,080
52,400		GlaxoSmithKline, PLC (ADR)	2,124,820
114,400		Johnson & Johnson	12,378,080
14,500		McKesson Corporation	2,280,125
55,094		Medtronic, PLC	4,132,050
195,211		Merck & Company, Inc.	10,328,614
18,400		Perrigo Company, PLC	2,353,912
404,224		Pfizer, Inc.	11,981,199
30,000		Phibro Animal Health Corporation – Class “A”	811,200
25,500		Thermo Fisher Scientific, Inc.	3,610,545
51,952		Zoetis, Inc.	2,303,032
			71,877,542
		Industrials—10.4%
28,600		3M Company	4,765,618
22,700		A.O. Smith Corporation	1,732,237
45,000		Eaton Corporation, PLC	2,815,200
15,000		G&K Services, Inc. – Class “A”	1,098,750
30,000	*	Generac Holdings, Inc.	1,117,200
19,800		General Dynamics Corporation	2,601,126
366,400		General Electric Company	11,647,856
61,900		Honeywell International, Inc.	6,935,895
45,000		Industrial Select Sector SPDR Fund (ETF)	2,496,150
66,450		ITT Corporation	2,451,341
19,000		Lockheed Martin Corporation	4,208,500
70,000		Nielsen Holdings, PLC	3,686,200
23,000		Snap-On, Inc.	3,610,770

78

Shares	Security	Value
	Industrials (continued)
39,075	Tyco International, PLC	$ 1,434,443
43,700	United Parcel Service, Inc. – Class “B”	4,609,039
42,500	United Technologies Corporation	4,254,250
		59,464,575
	Information Technology—10.9%
44,900	Apple, Inc.	4,893,651
135,000	Applied Materials, Inc.	2,859,300
28,600	Automatic Data Processing, Inc.	2,565,706
342,100	Cisco Systems, Inc.	9,739,587
130,000	EMC Corporation	3,464,500
140,000	HP, Inc.	1,724,800
204,700	Intel Corporation	6,622,045
50,000	Juniper Networks, Inc.	1,275,500
39,600	Lam Research Corporation	3,270,960
27,600	Methode Electronics, Inc.	807,024
62,600	Microchip Technology, Inc.	3,017,320
225,000	Microsoft Corporation	12,426,750
72,800	QUALCOMM, Inc.	3,722,992
18,100	SanDisk Corporation	1,377,048
39,200	TE Connectivity, Ltd.	2,427,264
57,000	Technology Select Sector SPDR Fund (ETF)	2,528,520
		62,722,967
	Materials—3.2%
86,900	Dow Chemical Company	4,419,734
47,600	DuPont (E.I.) de Nemours & Company	3,014,032
73,000	International Paper Company	2,995,920
41,700	LyondellBasell Industries NV – Class “A”	3,568,686
130,700	Olin Corporation	2,270,259
47,900	WestRock Company	1,869,537
		18,138,168
	Telecommunication Services—4.2%
275,730	AT&T, Inc.	10,800,344
5,000	Broadcom, Ltd.	772,500
237,800	Verizon Communications, Inc.	12,860,224
		24,433,068

79

Portfolio of Investments (continued)
EQUITY INCOME FUND
March 31, 2016

Shares	Security	Value
	Utilities—5.7%
58,000	AGL Resources, Inc.	$ 3,778,120
46,500	American Electric Power Company, Inc.	3,087,600
150,000	CenterPoint Energy, Inc.	3,138,000
40,000	Dominion Resources, Inc.	3,004,800
40,000	Duke Energy Corporation	3,227,200
113,000	Exelon Corporation	4,052,180
20,100	NextEra Energy, Inc.	2,378,634
39,000	Portland General Electric Company	1,540,110
140,000	PPL Corporation	5,329,800
61,200	Vectren Corporation	3,094,272
		32,630,716
Total Value of Common Stocks (cost $403,874,046)		532,803,545
	PREFERRED STOCKS—1.7%
	Financials—1.3%
800	Citizens Financial Group, Inc., Series A, 5.5%, 2049 (a)	762,000
50,500	Digital Realty Trust, Inc., Series G (REIT), 5.875%, 2049	1,266,540
102,800	JPMorgan Chase & Company, Series Y, 6.125%, 2020	2,692,332
	Urstadt Biddle Properties, Inc. (REIT):
46,000	Series F, 7.125%, 2049	1,214,400
49,000	Series G, 6.75%, 2049	1,304,625
		7,239,897
	Health Care—.4%
2,600	Allergan, PLC, Series A, 5.5%, 2018	2,389,764
Total Value of Preferred Stocks (cost $9,629,279)		9,629,661

80

Principal
Amount	Security		Value
	SHORT-TERM U.S. GOVERNMENT AGENCY
	OBLIGATIONS—5.4%
	Federal Home Loan Bank:
$ 5,000M	0.28%, 4/28/2016		$ 4,999,250
4,000M	0.315%, 4/12/2016		3,999,756
4,000M	0.335%, 5/6/2016		3,999,028
18,000M	0.34%, 4/22/2016		17,997,894
Total Value of Short-Term U.S. Government
Agency Obligations (cost $30,993,690)			30,995,928
Total Value of Investments (cost $444,497,015)		99.9%	573,429,134
Other Assets, Less Liabilities		.1	395,154
Net Assets		100.0%	$573,824,288

*	Non-income producing

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4).

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	MLP	Master Limited Partnership
	REIT	Real Estate Investment Trust

81

Portfolio of Investments (continued)
EQUITY INCOME FUND
March 31, 2016

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$532,803,545	$—	$—	$532,803,545
Preferred Stocks	9,629,661	—	—	9,629,661
Short-Term U.S. Government
Agency Obligations	—	30,995,928	—	30,995,928
Total Investments in Securities*	$542,433,206	$30,995,928	$—	$573,429,134

*	The Portfolio of Investments provides information on the industry categorization for common stocks and preferred stocks.

There were no transfers into or from Level 1 or Level 2 by the Fund for the period ended March 31,
2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

82	See notes to financial statements

Fund Expenses (unaudited)
GLOBAL FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/15)	(3/31/16)	(10/1/15–3/31/16)*
Class A Shares	1.48%
Actual		$1,000.00	$1,013.84	$ 7.45
Hypothetical**		$1,000.00	$1,017.60	$ 7.47
Class B Shares	2.28%
Actual		$1,000.00	$1,009.65	$11.46
Hypothetical**		$1,000.00	$1,013.60	$11.48
Advisor Class Shares	1.06%
Actual		$1,000.00	$1,014.67	$ 5.34
Hypothetical**		$1,000.00	$1,019.70	$ 5.35
Institutional Class Shares	1.01%
Actual		$1,000.00	$1,016.15	$ 5.09
Hypothetical**		$1,000.00	$1,019.95	$ 5.10

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2016, and are based on the total market value of investments.

83

Portfolio of Investments
GLOBAL FUND
March 31, 2016

Shares		Security	Value
		COMMON STOCKS—98.1%
		United States—67.8%
69,240		Accenture, PLC – Class “A”	$ 7,990,296
42,730		Advance Auto Parts, Inc.	6,851,328
77,860		Air Lease Corporation	2,500,863
38,299	*	Allergan, PLC	10,265,281
26,040	*	Alliance Data Systems Corporation	5,728,800
8,737		Alphabet, Inc. – Class “C”	6,508,628
11,526	*	Amazon.com, Inc.	6,842,295
38,694		American Airlines Group, Inc.	1,586,841
7,697		American International Group, Inc.	416,023
38,936		Anadarko Petroleum Corporation	1,813,250
371,001		Bank of America Corporation	5,015,934
53,270		Becton, Dickinson & Company	8,087,451
14,881		BlackRock, Inc.	5,068,022
273,580	*	Boston Scientific Corporation	5,146,040
193,170		Bristol-Myers Squibb Company	12,339,700
31,300	*	Cerner Corporation	1,657,648
3,581	*	Chipotle Mexican Grill, Inc.	1,686,544
116,946		Citizens Financial Group, Inc.	2,450,019
155,750		Colgate-Palmolive Company	11,003,737
73,090		Coty, Inc. – Class “A”	2,034,095
87,434		Delphi Automotive, PLC	6,559,299
51,660		EOG Resources, Inc.	3,749,483
28,467		Equifax, Inc.	3,253,493
113,862		Estee Lauder Companies, Inc. – Class “A”	10,738,325
89,340		Eversourse Energy	5,212,096
57,770		FedEx Corporation	9,400,334
69,640		Fortune Brands Home & Security, Inc.	3,902,626
103,092		General Motors Company	3,240,182
53,895		Global Payments, Inc.	3,519,343
75,000		Hess Corporation	3,948,750
254,250		Hilton Worldwide Holdings Inc.	5,725,710
89,740		Honeywell International, Inc.	10,055,367
15,560	*	IHS, Inc.	1,931,930
18,480	*	Incyte Pharmaceutical, Inc.	1,339,246
39,224		IntercontinentalExchange, Inc.	9,223,131
82,208		Invesco, Ltd.	2,529,540
67,383		Kansas City Southern, Inc.	5,757,877
51,560		L Brands, Inc.	4,527,484
50,911		Merck & Company, Inc.	2,693,701
222,537		Microsoft Corporation	12,290,719
65,693		Molson Coors Brewing Company – Class “B”	6,318,353

84

Shares		Security	Value
		United States (continued)
313,035		Mondelez International, Inc. – Class “A”	$ 12,558,964
15,216	*	Monster Beverage Corporation	2,029,510
170,155		Nielsen Holdings, PLC	8,960,362
51,020		NIKE, Inc.	3,136,199
35,846		Northern Trust Corporation	2,336,084
43,339		PNC Financial Services Group, Inc.	3,665,179
4,391	*	Priceline.com, Inc.	5,659,823
12,434		Public Storage (REIT)	3,429,670
74,834		Raytheon Company	9,176,893
8,034	*	Regeneron Pharmaceuticals, Inc.	2,895,775
66,040	*	Salesforce.com, Inc.	4,875,733
27,028	*	SBA Communications Corporation – Class “A”	2,707,395
80,364	*	ServiceNow, Inc.	4,916,670
44,180		Starbucks Corporation	2,637,546
29,395	*	Teledyne Technologies, Inc.	2,590,875
52,255		UnitedHealth Group, Inc.	6,735,670
60,566		VF Corporation	3,922,254
89,097		Visa, Inc. – Class “A”	6,814,139
55,125	*	WABCO Holdings, Inc.	5,893,965
230,848		WisdomTree Investments, Inc.	2,638,593
73,910	*	Workday, Inc. – Class “A”	5,679,244
			324,170,327
		France—5.3%
119,602		Airbus Group SE	7,941,167
65,455		BNP Paribas SA	3,294,312
43,164		Essilor International SA	5,331,587
23,772		LVMH Moet Hennessy Louis Vuitton SE	4,071,057
103,949	*	Total SA	4,738,450
			25,376,573
		Japan—5.2%
99,300		Asics Corporation	1,769,039
38,015		Daito Trust Construction Company, Ltd.	5,397,660
31,000		Olympus Corporation	1,205,074
187,950		Seven & I Holdings Company, Ltd.	8,002,634
160,100		Sumitomo Mitsui Financial Group, Inc.	4,853,714
104,700		Tokio Marine Holdings, Inc.	3,535,119
			24,763,240

85

Portfolio of Investments (continued)
GLOBAL FUND
March 31, 2016

Shares		Security	Value
		Germany—5.1%
16,315		adidas AG	$ 1,912,182
59,913		Beiersdorf AG	5,409,016
59,149		Brenntag AG	3,378,751
57,166		RWE AG	739,936
36,571		Siemens AG	3,876,365
250,859		Vonovia SE	9,027,453
			24,343,703
		United Kingdom—3.7%
65,521		AstraZeneca, PLC	3,672,417
217,508		BHP Billiton, PLC	2,445,426
174,723		Compass Group, PLC	3,081,605
583,254		Sky, PLC	8,578,004
			17,777,452
		China—3.1%
69,812	*	Alibaba Group Holding, Ltd. (ADR)	5,517,242
11,160	*	Baidu.com, Inc. (ADR)	2,130,221
1,461,000		China Life Insurance Company, Ltd.	3,604,780
2,395,000		CNOOC, Ltd.	2,828,053
500,000		PICC Property and Casualty Company, Ltd.	916,550
			14,996,846
		Netherlands—1.7%
58,380	*	AerCap Holdings NV	2,262,809
70,162	*	NXP Semiconductors NV	5,688,033
			7,950,842
		India—1.5%
21,840		HDFC Bank, Ltd. (ADR)	1,345,999
1,566,454		ICICI Bank Ltd.	5,597,816
			6,943,815
		Italy—1.4%
90,799		Banca Generali SpA	2,670,832
208,630		FinecoBank Banca Fineco SpA	1,756,764
44,583		Luxottica Group SpA	2,460,458
			6,888,054

86

Shares or
Principal
Amount	Security		Value
	Belgium—1.0%
39,394	Anheuser-Busch InBev NV		$ 4,897,298
	Russia—.7%
503,300	Sberbank of Russia PJSC (ADR)		3,492,902
	Spain—.7%
481,918	CaixaBank SA		1,424,132
60,673	Industria de Diseno Textil SA		2,041,166
			3,465,298
	South Korea—.5%
89,929	SK Hynix, Inc.		2,213,625
	Hong Kong—.4%
81,898	Hong Kong Exchanges & Clearing, Ltd.		1,972,136
Total Value of Common Stocks (cost $435,736,210)			469,252,111
	SHORT-TERM U.S. GOVERNMENT AGENCY
	OBLIGATIONS—1.7%
	United States
	Federal Home Loan Bank:
$2,000M	0.335%, 4/20/2016		1,999,788
1,000M	0.34%, 4/22/2016		999,883
5,000M	0.3%, 4/27/2016		4,999,280
Total Value of Short-Term U.S. Government Agency Obligations (cost $7,998,634)			7,998,951
	SHORT-TERM U.S. GOVERNMENT
	OBLIGATIONS—.4%
	United States
2,000M	U.S. Treasury Bills, 0.252%, 4/7/2016 (cost $1,999,646)		1,999,964
Total Value of Investments (cost $445,734,490)		100.2%	479,251,026
Excess of Liabilities Over Other Assets		(.2)	(914,218)
Net Assets		100.0%	$478,336,808

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	REIT	Real Estate Investment Trust

87

Portfolio of Investments (continued)
GLOBAL FUND
March 31, 2016

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$324,170,327	$—	$—	$324,170,327
France	25,376,573	—	—	25,376,573
Japan	24,763,240	—	—	24,763,240
Germany	24,343,703	—	—	24,343,703
United Kingdom	17,777,452	—	—	17,777,452
China	14,996,846	—	—	14,996,846
Netherlands	7,950,842	—	—	7,950,842
India	6,943,815	—	—	6,943,815
Italy	6,888,054	—	—	6,888,054
Belgium	4,897,298	—	—	4,897,298
Russia	3,492,902	—	—	3,492,902
Spain	3,465,298	—	—	3,465,298
South Korea	2,213,625	—	—	2,213,625
Hong Kong	1,972,136	—	—	1,972,136

88

	Level 1	Level 2	Level 3	Total
Short-Term U.S. Government
Agency Obligations	$—	$7,998,951	$—	$7,998,951
Short-Term U.S. Government
Obligations	—	1,999,964	—	1,999,964
Total Investments in Securities	$469,252,111	$9,998,915	$—	$479,251,026

Transfers between Level 1 and Level 2 securities as of March 31, 2016 resulted from securities priced previously with an official close price (Level 1 securities) or securities fair valued by the Valuation
Committee (Level 2 securities). Transfers from Level 2 to Level 1 as of March 31, 2016 were
$93,379,903. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	89

Fund Expenses (unaudited)
GROWTH & INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/15)	(3/31/16)	(10/1/15–3/31/16)*
Class A Shares	1.17%
Actual		$1,000.00	$1,049.23	$ 5.99
Hypothetical**		$1,000.00	$1,019.15	$ 5.91
Class B Shares	1.96%
Actual		$1,000.00	$1,044.95	$10.02
Hypothetical**		$1,000.00	$1,015.20	$ 9.87
Advisor Class Shares	0.77%
Actual		$1,000.00	$1,051.58	$ 3.95
Hypothetical**		$1,000.00	$1,021.15	$ 3.89
Institutional Class Shares	0.74%
Actual		$1,000.00	$1,051.94	$ 3.80
Hypothetical**		$1,000.00	$1,021.30	$ 3.74

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2016, and are based on the total market value of investments.

90

Portfolio of Investments
GROWTH & INCOME FUND
March 31, 2016

Shares		Security	Value
		COMMON STOCKS—96.5%
		Consumer Discretionary—18.0%
763,600		American Eagle Outfitters, Inc.	$ 12,729,212
281,500		BorgWarner, Inc.	10,809,600
425,000		CBS Corporation – Class “B”	23,413,250
307,500		Delphi Automotive, PLC	23,068,650
174,000		Foot Locker, Inc.	11,223,000
675,000		Ford Motor Company	9,112,500
137,100		Harman International Industries, Inc.	12,207,384
180,000		Home Depot, Inc.	24,017,400
475,000	*	Jarden Corporation	28,001,250
365,000		Johnson Controls, Inc.	14,224,050
233,200		L Brands, Inc.	20,477,292
200,000		Lear Corporation	22,234,000
190,000		Magna International, Inc.	8,162,400
515,000		Newell Rubbermaid, Inc.	22,809,350
198,300		Penske Automotive Group, Inc.	7,515,570
225,000	*	Select Comfort Corporation	4,362,750
485,000		Stein Mart, Inc.	3,555,050
300,000		Tupperware Brands Corporation	17,394,000
160,000		Walt Disney Company	15,889,600
55,000		Whirlpool Corporation	9,918,700
170,000		Wyndham Worldwide Corporation	12,993,100
			314,118,108
		Consumer Staples—9.7%
480,000		Altria Group, Inc.	30,076,800
360,000		Coca-Cola Company	16,700,400
290,000		CVS Health Corporation	30,081,700
250,000		Delhaize Group (ADR)	6,492,500
225,000		Koninklijke Ahold NV (ADR)	5,049,000
150,000		Nu Skin Enterprises, Inc. – Class “A”	5,737,500
165,000		PepsiCo, Inc.	16,909,200
295,000		Philip Morris International, Inc.	28,942,450
105,000		Procter & Gamble Company	8,642,550
160,000		Tyson Foods, Inc. – Class “A”	10,665,600
160,000		Wal-Mart Stores, Inc.	10,958,400
			170,256,100

91

Portfolio of Investments (continued)
GROWTH & INCOME FUND
March 31, 2016

Shares	Security	Value
	Energy—5.6%
138,000	Anadarko Petroleum Corporation	$ 6,426,660
35,000	Chevron Corporation	3,339,000
230,000	ConocoPhillips	9,262,100
245,000	Devon Energy Corporation	6,722,800
200,000	ExxonMobil Corporation	16,718,000
100,000	Hess Corporation	5,265,000
300,000	Marathon Oil Corporation	3,342,000
339,498	Marathon Petroleum Corporation	12,622,536
100,000	Occidental Petroleum Corporation	6,843,000
100,000	PBF Energy, Inc. – Class “A”	3,320,000
115,000	Phillips 66	9,957,850
48,300	Schlumberger, Ltd.	3,562,125
350,200	Suncor Energy, Inc.	9,739,062
		97,120,133
	Financials—13.9%
250,000	American Express Company	15,350,000
75,000	American International Group, Inc.	4,053,750
150,000	Ameriprise Financial, Inc.	14,101,500
600,000	Brixmor Property Group, Inc. (REIT)	15,372,000
130,000	Chubb, Ltd.	15,489,500
450,000	Citizens Financial Group, Inc.	9,427,500
325,000	Discover Financial Services	16,549,000
550,000	Financial Select Sector SPDR Fund (ETF)	12,380,500
50,000	iShares Core S&P Mid-Cap ETF (ETF)	7,209,500
150,000	iShares Russell 2000 ETF (ETF)	16,593,000
396,730	JPMorgan Chase & Company	23,494,350
165,000	MetLife, Inc.	7,250,100
56,300	Morgan Stanley	1,408,063
150,000	PNC Financial Services Group, Inc.	12,685,500
250,000	SPDR S&P Regional Banking (ETF)	9,410,000
661,267	Sunstone Hotel Investors, Inc. (REIT)	9,257,738
435,000	Tanger Factory Outlet Centers, Inc. (REIT)	15,829,650
355,000	U.S. Bancorp	14,409,450
400,000	Urstadt Biddle Properties, Inc. – Class “A” (REIT)	8,380,000
287,050	Wells Fargo & Company	13,881,738
		242,532,839

92

Shares		Security	Value
		Health Care—19.2%
400,000		Abbott Laboratories	$ 16,732,000
335,000		AbbVie, Inc.	19,135,200
95,000	*	Allergan, PLC	25,462,850
346,800		Baxalta, Inc.	14,010,720
175,000		Baxter International, Inc.	7,189,000
170,000		Cardinal Health, Inc.	13,931,500
185,000	*	Centene Corporation	11,390,450
160,000	*	Express Scripts Holding Company	10,990,400
320,000		Gilead Sciences, Inc.	29,395,200
250,000		Hill-Rom Holdings, Inc.	12,575,000
270,625		Johnson & Johnson	29,281,625
9,375	*	Mallinckrodt, PLC	574,500
70,900		McKesson Corporation	11,149,025
192,960		Medtronic, PLC	14,472,000
325,000		Merck & Company, Inc.	17,195,750
200,000	*	Mylan NV	9,270,000
869,301		Pfizer, Inc.	25,766,082
297,900		Phibro Animal Health Corporation – Class “A”	8,055,216
260,000		Thermo Fisher Scientific, Inc.	36,813,400
405,500	*	VWR Corporation	10,972,830
260,000		Zoetis, Inc.	11,525,800
			335,888,548
		Industrials—8.4%
140,000		3M Company	23,328,200
85,000	*	Generac Holdings, Inc.	3,165,400
250,000		General Electric Company	7,947,500
209,700		Honeywell International, Inc.	23,496,885
226,700		ITT Corporation	8,362,963
20,000		Lockheed Martin Corporation	4,430,000
98,600		ManpowerGroup, Inc.	8,028,012
90,300		Nielsen Holdings, PLC	4,755,198
125,000		Snap-On, Inc.	19,623,750
358,000	*	TAL International Group, Inc.	5,527,520
149,600		Textainer Group Holdings, Ltd.	2,220,064
460,000		Textron, Inc.	16,771,600
100,000		Tyco International, PLC	3,671,000
150,000		United Technologies Corporation	15,015,000
			146,343,092

93

Portfolio of Investments (continued)
GROWTH & INCOME FUND
March 31, 2016

Shares		Security	Value
		Information Technology—15.5%
310,000		Apple, Inc.	$ 33,786,900
262,400		Applied Materials, Inc.	5,557,632
555,700	*	ARRIS International PLC	12,736,644
900,000		Cisco Systems, Inc.	25,623,000
250,000	*	eBay, Inc.	5,965,000
950,000		EMC Corporation	25,317,500
475,000		Hewlett Packard Enterprise Company	8,421,750
475,300		HP, Inc.	5,855,696
583,775		Intel Corporation	18,885,121
75,000		International Business Machines Corporation	11,358,750
311,500		Juniper Networks, Inc.	7,946,365
212,500		Methode Electronics, Inc.	6,213,500
625,000		Microsoft Corporation	34,518,750
80,000	*	NXP Semiconductors NV	6,485,600
350,000		Oracle Corporation	14,318,500
50,400	*	PTC, Inc.	1,671,264
275,000		QUALCOMM, Inc.	14,063,500
112,000		SanDisk Corporation	8,520,960
595,000		Symantec Corporation	10,936,100
85,000	*	Synaptics, Inc.	6,777,900
85,400		TE Connectivity, Ltd.	5,287,968
			270,248,400
		Materials—1.0%
40,000		Praxair, Inc.	4,578,000
135,000		RPM International, Inc.	6,389,550
183,600	*	Trinseo SA	6,758,316
			17,725,866
		Telecommunication Services—3.3%
530,000		AT&T, Inc.	20,760,100
90,000		Broadcom, Ltd.	13,905,000
425,000		Verizon Communications, Inc.	22,984,000
			57,649,100

94

Shares or
Principal
Amount	Security		Value
	Utilities—1.9%
225,000	AGL Resources, Inc.		$ 14,656,500
450,000	Exelon Corporation		16,137,000
81,200	NiSource, Inc.		1,913,072
			32,706,572
Total Value of Common Stocks (cost $1,125,932,411)			1,684,588,758
	SHORT-TERM U.S. GOVERNMENT AGENCY
	OBLIGATIONS—3.4%
	Federal Home Loan Bank:
$13,000M	0.28%, 4/28/2016		12,998,050
18,000M	0.295%, 4/5/2016		17,999,604
3,000M	0.31%, 4/8/2016		2,999,883
7,000M	0.315%, 4/12/2016		6,999,573
3,000M	0.335%, 4/20/2016		2,999,682
16,000M	0.34%, 4/22/2016		15,998,128
Total Value of Short-Term U.S. Government Agency
Obligations (cost $59,992,120)			59,994,920
	SHORT-TERM U.S. GOVERNMENT
	OBLIGATIONS—.5%
	U.S. Treasury Bills:
3,000M	0.252%, 4/7/2016		2,999,946
5,000M	0.2617%, 4/21/2016		4,999,725
Total Value of Short-Term U.S. Government Obligations (cost $7,999,147)			7,999,671
Total Value of Investments (cost $1,193,923,678)		100.4%	1,752,583,349
Excess of Liabilities Over Other Assets		(.4)	(7,018,225)
Net Assets		100.0%	$1,745,565,124

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

95

Portfolio of Investments (continued)
GROWTH & INCOME FUND
March 31, 2016

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,684,588,758	$—	$—	$1,684,588,758
Short-Term U.S. Government
Agency Obligations	—	59,994,920	—	59,994,920
Short-Term U.S. Government
Obligations	—	7,999,671	—	7,999,671
Total Investments in Securities*	$1,684,588,758	$67,994,591	$—	$1,752,583,349

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 or Level 2 by the Fund for the period ended March 31,
2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

96	See notes to financial statements

Fund Expenses (unaudited)
INTERNATIONAL FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/15)	(3/31/16)	(10/1/15–3/31/16)*
Class A Shares	1.61%
Actual		$1,000.00	$1,053.11	$ 8.26
Hypothetical**		$1,000.00	$1,016.95	$ 8.12
Class B Shares	2.45%
Actual		$1,000.00	$1,048.10	$12.54
Hypothetical**		$1,000.00	$1,012.75	$12.33
Advisor Class Shares	1.22%
Actual		$1,000.00	$1,055.17	$ 6.27
Hypothetical**		$1,000.00	$1,018.90	$ 6.16
Institutional Class Shares	1.11%
Actual		$1,000.00	$1,055.39	$ 5.70
Hypothetical**		$1,000.00	$1,019.45	$ 5.60

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2016, and are based on the total market value of investments.

97

Portfolio of Investments
INTERNATIONAL FUND
March 31, 2016

Shares		Security	Value
		COMMON STOCKS—96.7%
		United Kingdom—23.4%
313,071		British American Tobacco, PLC	$ 18,390,549
161,684		Diageo, PLC	4,369,179
258,647		Domino’s Pizza Group, PLC	3,744,523
126,394	*	Imperial Brands, PLC	7,012,611
4,944,043		Lloyds Banking Group, PLC	4,830,003
170,539		Persimmon, PLC	5,106,911
135,199		Reckitt Benckiser Group, PLC	13,068,240
155,874		SABMiller, PLC	9,528,046
			66,050,062
		United States—16.1%
47,556		Accenture, PLC – Class “A”	5,487,962
10,492	*	Alphabet, Inc. – Class “C”	7,816,015
46,205		MasterCard, Inc.	4,366,373
160,341	*	PayPal Holdings, Inc.	6,189,163
158,070		Philip Morris International, Inc.	15,508,248
4,676	*	Priceline.com, Inc.	6,027,177
			45,394,938
		Switzerland—11.8%
828		Chocoladefabriken Lindt & Spruengli AG	5,132,214
173,062		Nestle SA – Registered	12,931,730
47,767		Roche Holding AG – Genusscheine	11,758,566
214,074		UBS Group AG	3,448,605
			33,271,115
		India—8.8%
687,069		HDFC Bank, Ltd.	11,113,352
8,095		HDFC Bank, Ltd. (ADR)	498,895
620,788		Housing Development Finance Corporation, Ltd.	10,364,200
563,975		ITC, Ltd.	2,795,497
			24,771,944

98

Shares	Security	Value
	France—6.9%
32,410	Air Liquide SA	$ 3,647,005
139,668	Bureau Veritas SA	3,111,026
41,778	Essilor International SA	5,160,390
9,730	Hermes International	3,426,165
22,397	L’Oreal SA	4,012,708
		19,357,294
	Germany—4.8%
46,555	Bayer AG	5,472,322
98,704	SAP AG	7,985,633
		13,457,955
	Netherlands—4.6%
128,857	ABN AMRO Group NV – CVA	2,640,014
234,589	Unilever NV – CVA	10,513,408
		13,153,422
	Japan—4.6%
28,710	Daito Trust Construction Company, Ltd.	4,076,465
141,500	Japan Tobacco, Inc.	5,896,619
137,200	Unicharm Corporation	2,985,497
		12,958,581
	Australia—4.2%
91,154	CSL, Ltd.	7,088,009
102,426	Ramsay Health Care, Ltd.	4,817,645
		11,905,654
	Denmark—3.0%
37,576	Coloplast A/S – Series “B”	2,847,249
105,332	Novo Nordisk A/S – Series “B”	5,713,358
		8,560,607
	Hong Kong—2.0%
301,911	Cheung Kong Infrastructure Holdings, Ltd.	2,952,033
482,472	Link REIT (REIT)	2,860,991
		5,813,024

99

Portfolio of Investments (continued)
INTERNATIONAL FUND
March 31, 2016

Shares or
Principal
Amount	Security	Value
	Canada—2.0%
127,726	Alimentation Couche-Tard, Inc. – Class “B”	$ 5,672,559
	South Africa—1.6%
31,884	Naspers, Ltd.	4,450,964
	Spain—1.5%
186,794	Grifols SA	4,159,669
	Ireland—1.4%
28,741	Paddy Power, PLC	4,009,566
Total Value of Common Stocks (cost $211,201,323)		272,987,354
	SHORT-TERM U.S. GOVERNMENT
	OBLIGATIONS—1.1%
	United States
	U.S. Treasury Bills:
$1,000M	0.252%, 4/7/2016	999,982
2,000M	0.2617%, 4/21/2016	1,999,890
Total Value of Short-Term U.S. Government Obligations (cost $2,999,667)		2,999,872
	SHORT-TERM U.S. GOVERNMENT AGENCY
	OBLIGATIONS—1.1%
	United States
3,000M	Federal Home Loan Bank, 0.32%, 5/13/2016 (cost $2,998,880)	2,999,124
Total Value of Investments (cost $217,199,870)	98.9%	278,986,350
Other Assets, Less Liabilities	1.1	2,985,016
Net Assets	100.0%	$281,971,366

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	REIT	Real Estate Investment Trust

100

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks
United Kingdom	$66,050,062	$—	$—	$66,050,062
United States	45,394,938	—	—	45,394,938
Switzerland	33,271,115	—	—	33,271,115
India	24,771,944	—	—	24,771,944
France	19,357,294	—	—	19,357,294
Germany	13,457,955	—	—	13,457,955
Netherlands	13,153,422	—	—	13,153,422
Japan	12,958,581	—	—	12,958,581
Australia	11,905,654	—	—	11,905,654
Denmark	8,560,607	—	—	8,560,607
Hong Kong	5,813,024	—	—	5,813,024
Canada	5,672,559	—	—	5,672,559
South Africa	4,450,964	—	—	4,450,964
Spain	4,159,669	—	—	4,159,669
Ireland	4,009,566	—	—	4,009,566

101

Portfolio of Investments (continued)
INTERNATIONAL FUND
March 31, 2016

	Level 1	Level 2	Level 3	Total
Short-Term U.S. Government
Obligations	$—	$2,999,872	$—	$2,999,872
Short-Term U.S. Government
Agency Obligations	—	2,999,124	—	2,999,124
Total Investments in Securities
	$272,987,354	$5,998,996	$—	$278,986,350

Transfers between Level 1 and Level 2 securities as of March 31, 2016 resulted from securities priced previously with an official close price (Level 1 securities) or securities fair valued by the Valuation
Committee (Level 2 securities). Transfers from Level 2 to Level 1 as of March 31, 2016 were
$208,724,661. Transfers, if any, between Levels are recognized at the end of the reporting period.

102	See notes to financial statements

Fund Expenses (unaudited)
OPPORTUNITY FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/15)	(3/31/16)	(10/1/15–3/31/16)*
Class A Shares	1.23%
Actual		$1,000.00	$1,023.80	$ 6.22
Hypothetical**		$1,000.00	$1,018.85	$ 6.21
Class B Shares	2.00%
Actual		$1,000.00	$1,020.17	$10.10
Hypothetical**		$1,000.00	$1,015.00	$10.08
Advisor Class Shares	0.95%
Actual		$1,000.00	$1,025.32	$ 4.81
Hypothetical**		$1,000.00	$1,020.25	$ 4.80
Institutional Class Shares	0.79%
Actual		$1,000.00	$1,026.10	$ 4.00
Hypothetical**		$1,000.00	$1,021.05	$ 3.99

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2016, and are based on the total market value of investments.

103

Portfolio of Investments
OPPORTUNITY FUND
March 31, 2016

Shares		Security	Value
		COMMON STOCKS—92.4%
		Consumer Discretionary—23.3%
666,500		American Eagle Outfitters, Inc.	$ 11,110,555
175,000	*	Belmond, Ltd. – Class “A”	1,660,750
181,500		BorgWarner, Inc.	6,969,600
210,000		Caleres, Inc.	5,940,900
229,600		Delphi Automotive, PLC	17,224,592
128,800		Foot Locker, Inc.	8,307,600
85,000		Group 1 Automotive, Inc.	4,988,650
86,100		Harman International Industries, Inc.	7,666,344
85,000	*	Helen of Troy, Ltd.	8,813,650
335,000	*	Jarden Corporation	19,748,250
128,200		L Brands, Inc.	11,257,242
120,000		Lear Corporation	13,340,400
85,000		Magna International, Inc.	3,651,600
370,000		Newell Rubbermaid, Inc.	16,387,300
65,000		Nordstrom, Inc.	3,718,650
205,200		Penske Automotive Group, Inc.	7,777,080
25,000		Ralph Lauren Corporation	2,406,500
245,100		Ruth’s Hospitality Group, Inc.	4,512,291
200,000	*	Select Comfort Corporation	3,878,000
308,000	*	ServiceMaster Global Holdings, Inc.	11,605,440
393,400		Stein Mart, Inc.	2,883,622
420,000	*	TRI Pointe Group, Inc.	4,947,600
215,000		Tupperware Brands Corporation	12,465,700
35,000		Whirlpool Corporation	6,311,900
475,000	*	William Lyon Homes – Class “A”	6,882,750
130,000		Wyndham Worldwide Corporation	9,935,900
			214,392,866
		Consumer Staples—4.5%
150,000		Coty, Inc. – Class “A”	4,174,500
350,000		Delhaize Group (ADR)	9,089,500
20,000		McCormick & Company, Inc.	1,989,600
100,000		Nu Skin Enterprises, Inc. – Class “A”	3,825,000
250,000		Pinnacle Foods, Inc.	11,170,000
97,060		Tootsie Roll Industries, Inc.	3,391,276
120,000		Tyson Foods, Inc. – Class “A”	7,999,200
			41,639,076

104

Shares		Security	Value
		Energy—2.9%
30,000	*	Dril-Quip, Inc.	$ 1,816,800
80,000		EOG Resources, Inc.	5,806,400
90,000		EQT Corporation	6,053,400
85,000		Hess Corporation	4,475,250
80,000		National Oilwell Varco, Inc.	2,488,000
180,000		PBF Energy, Inc. – Class “A”	5,976,000
			26,615,850
		Financials—16.5%
65,000		Ameriprise Financial, Inc.	6,110,650
220,000		Berkshire Hills Bancorp, Inc.	5,915,800
365,000		Brixmor Property Group, Inc. (REIT)	9,351,300
420,000		Citizens Financial Group, Inc.	8,799,000
230,000		Discover Financial Services	11,711,600
150,000		Douglas Emmett, Inc. (REIT)	4,516,500
45,000		Federal Realty Investment Trust (REIT)	7,022,250
400,000		Financial Select Sector SPDR Fund (ETF)	9,004,000
135,000		First Republic Bank	8,996,400
25,000		HF Financial Corporation	450,000
100,000		iShares Core S&P Mid-Cap ETF (ETF)	14,419,000
140,000		iShares Russell 2000 ETF (ETF)	15,486,800
120,000		NASDAQ, Inc.	7,965,600
220,000		National General Holdings Corporation	4,749,800
100,000	*	Realogy Holdings Corporation	3,611,000
225,000		SPDR S&P Regional Banking (ETF)	8,469,000
210,600		Sterling Bancorp	3,354,858
618,644		Sunstone Hotel Investors, Inc. (REIT)	8,661,016
315,000		Tanger Factory Outlet Centers, Inc. (REIT)	11,462,850
90,000		Waddell & Reed Financial, Inc. – Class “A”	2,118,600
			152,176,024
		Health Care—18.0%
95,000	*	Allergan, PLC	25,462,850
265,000	*	Centene Corporation	16,316,050
70,300	*	Charles River Laboratories International, Inc.	5,338,582
75,000		Dentsply Sirona, Inc.	4,622,250
140,000		Gilead Sciences, Inc.	12,860,400

105

Portfolio of Investments (continued)
OPPORTUNITY FUND
March 31, 2016

Shares		Security	Value
		Health Care (continued)
235,000		Hill-Rom Holdings, Inc.	$ 11,820,500
102,000	*	Lannett Company, Inc.	1,828,860
80,000		McKesson Corporation	12,580,000
101,500		Perrigo Company, PLC	12,984,895
350,400		Phibro Animal Health Corporation – Class “A”	9,474,816
324,500	*	Prestige Brands Holdings, Inc.	17,325,055
75,000		Quest Diagnostics, Inc.	5,358,750
125,000		Thermo Fisher Scientific, Inc.	17,698,750
461,400	*	VWR Corporation	12,485,484
			166,157,242
		Industrials—10.1%
160,000		A.O. Smith Corporation	12,209,600
30,300		ESCO Technologies, Inc.	1,181,094
50,000		G&K Services, Inc. – Class “A”	3,662,500
55,000	*	Generac Holdings, Inc.	2,048,200
224,100		ITT Corporation	8,267,049
82,500		J.B. Hunt Transport Services, Inc.	6,949,800
129,500		Korn/Ferry International	3,663,555
85,000		ManpowerGroup, Inc.	6,920,700
85,200		Nielsen Holdings, PLC	4,486,632
65,000	*	Nortek, Inc.	3,138,850
82,500		Regal Beloit Corporation	5,204,925
40,000		Roper Technologies, Inc.	7,310,800
95,000		Snap-On, Inc.	14,914,050
182,000	*	TAL International Group, Inc.	2,810,080
280,000		Textron, Inc.	10,208,800
			92,976,635
		Information Technology—10.3%
455,700	*	ARRIS International, PLC	10,444,644
70,000		Broadcom, Ltd.	10,815,000
90,000	*	Fiserv, Inc.	9,232,200
251,500		Juniper Networks, Inc.	6,415,765
157,500		Lam Research Corporation	13,009,500
176,900		Methode Electronics, Inc.	5,172,556
135,300	*	PTC, Inc.	4,486,548
62,000		SanDisk Corporation	4,716,960

106

Shares		Security	Value
		Information Technology (continued)
410,000		Symantec Corporation	$ 7,535,800
49,500	*	Synaptics, Inc.	3,947,130
36,900		TE Connectivity, Ltd.	2,284,848
275,000		Technology Select Sector SPDR Fund (ETF)	12,199,000
315,700		Travelport Worldwide, Ltd.	4,312,462
			94,572,413
		Materials—2.0%
40,000		Praxair, Inc.	4,578,000
250,000		Steel Dynamics, Inc.	5,627,500
233,500	*	Trinseo SA	8,595,135
			18,800,635
		Utilities—4.8%
230,000		AGL Resources, Inc.	14,982,200
3,100		Black Hills Corporation	186,403
69,000		NiSource, Inc.	1,625,640
144,800		Portland General Electric Company	5,718,152
135,000		SCANA Corporation	9,470,250
200,000		WEC Energy Group, Inc.	12,014,000
			43,996,645
Total Value of Common Stocks (cost $613,786,880)			851,327,386

107

Portfolio of Investments (continued)
OPPORTUNITY FUND
March 31, 2016

Principal
Amount	Security		Value
	SHORT-TERM U.S. GOVERNMENT AGENCY
	OBLIGATIONS—8.3%
	Federal Home Loan Bank:
$ 3,500M	0.31%, 4/8/2016		$ 3,499,863
16,000M	0.315%, 4/12/2016		15,999,024
19,000M	0.315%, 4/19/2016		18,998,100
10,000M	0.32%, 4/13/2016		9,999,330
1,000M	0.33%, 4/11/2016		999,944
20,000M	0.33%, 4/20/2016		19,997,880
4,000M	0.335%, 4/20/2016		3,999,576
3,000M	0.34%, 4/22/2016		2,999,649
Total Value of Short-Term U.S. Government Agency
Obligations (cost $76,489,309)			76,493,366
Total Value of Investments (cost $690,276,189)		100.7%	927,820,752
Excess of Liabilities Over Other Assets		(.7)	(6,255,938)
Net Assets		100.0%	$921,564,814

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

108

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$851,327,386	$—	$—	$851,327,386
Short-Term U.S. Government
Agency Obligations	—	76,493,366	—	76,493,366
Total Investments in Securities*	$851,327,386	$76,493,366	$—	$927,820,752

*	The Portfolio of Investments provides information on the industry categorization for common stocks.
There were no transfers into or from Level 1 or Level 2 by the Fund for the period ended March 31,
2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	109

Fund Expenses (unaudited)
REAL ESTATE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/15)	(3/31/16)	(10/1/15–3/31/16)*
Class A Shares	1.45%
Actual		$1,000.00	$1,131.09	$7.73
Hypothetical**		$1,000.00	$1,017.75	$7.31
Advisor Class Shares	1.12%
Actual		$1,000.00	$1,133.39	$5.97
Hypothetical**		$1,000.00	$1,019.40	$5.65
Institutional Class Shares	1.00%
Actual		$1,000.00	$1,134.30	$5.34
Hypothetical**		$1,000.00	$1,020.00	$5.05

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2016, and are based on the total market value of investments.

110

Portfolio of Investments
REAL ESTATE FUND
March 31, 2016

Shares	Security	Value
	COMMON STOCKS—97.5%
	Apartments REITs—15.1%
11,737	Apartment Investment & Management Company – Class “A”	$ 490,841
22,390	AvalonBay Communities, Inc.	4,258,578
7,277	Camden Property Trust	611,923
49,981	Equity Residential	3,750,074
3,964	Essex Property Trust, Inc.	927,021
1,678	Mid-America Apartment Communities, Inc.	171,508
5,592	Post Properties, Inc.	334,066
8,351	UDR, Inc.	321,764
		10,865,775
	Diversified REITs—8.0%
2,973	CorEnergy Infrastructure Trust, Inc.	59,787
71,330	Corrections Corporation of America	2,286,126
1,457	Digital Realty Trust, Inc.	128,930
30,516	Duke Realty Corporation	687,831
2,487	DuPont Fabros Technology, Inc.	100,798
2,737	Liberty Property Trust	91,580
24,664	Vornado Realty Trust	2,329,022
2,840	Whitestone REIT	35,699
		5,719,773
	Health Care REITs—14.1%
38,740	Care Capital Properties, Inc.	1,039,782
87,341	HCP, Inc.	2,845,570
1,630	Healthcare Realty Trust, Inc.	50,351
3,260	Healthcare Trust of America, Inc.	95,909
1,650	LTC Properties, Inc.	74,646
6,730	Omega Heathcare Investors, Inc.	237,569
9,605	Sabra Health Care REIT, Inc.	192,964
32,290	Senior Housing Properties Trust	577,668
63,484	Ventas, Inc.	3,996,953
14,980	Welltower, Inc.	1,038,713
		10,150,125

111

Portfolio of Investments (continued)
REAL ESTATE FUND
March 31, 2016

Shares		Security	Value
		Hotels REITs—3.7%
16,612		Hospitality Properties Trust	$ 441,215
89,374		Host Hotels & Resorts, Inc.	1,492,546
23,045		LaSalle Hotel Properties	583,269
7,948		Sunstone Hotel Investors, Inc.	111,272
			2,628,302
		Manufactured Homes REITs—2.8%
22,619		Equity LifeStyle Properties, Inc.	1,645,080
5,071		Sun Communities, Inc.	363,134
			2,008,214
		Mortgage REITs—1.3%
49,415		American Capital Agency Corporation	920,601
		Office Property REITs—9.6%
11,341		Alexandria Real Estate Equities, Inc.	1,030,783
18,789		Boston Properties, Inc.	2,387,706
5,700		Brandywine Realty Trust	79,971
17,825		Corporate Office Properties Trust	467,728
5,120		Douglas Emmett, Inc.	154,163
12,220		Empire State Realty Trust, Inc. – Class “A”	214,217
23,215	*	Equity Commonwealth	655,127
424		Franklin Street Properties Corporation	4,499
19,430		Mack-Cali Realty Corporation	456,605
28,890		New York REIT, Inc.	291,789
42,637		Paramount Group, Inc.	680,060
12,680		Piedmont Office Realty Trust, Inc. – Class “A”	257,531
2,102		SL Green Realty Corporation	203,642
			6,883,821
		Real Estate Owners/Development REITs—1.4%
39,674	*	RMR Group, Inc. – Class “A”	992,247
		Regional Malls REITs—20.8%
114,587		CBL & Associates Properties, Inc.	1,363,585
71,297		General Growth Properties, Inc.	2,119,660
7,690		Macerich Company	609,356
14,685		Pennsylvania Real Estate Investment Trust	320,867
32,843		Simon Property Group, Inc.	6,821,163

112

Shares	Security	Value
	Regional Malls REITs (continued)
60,598	Tanger Factory Outlet Centers, Inc.	$ 2,205,161
15,121	Taubman Centers, Inc.	1,077,069
48,821	WP Glimcher, Inc.	463,311
		14,980,172
	Shopping Centers REITs—4.3%
1,282	Acadia Realty Trust	45,037
5,800	Cedar Realty Trust, Inc.	41,934
23,026	DDR Corporation	409,633
5,632	Federal Realty Investment Trust	878,874
18,236	Kimco Realty Corporation	524,832
7,090	Kite Realty Group Trust	196,464
2,580	Ramco-Gershenson Properties Trust	46,517
5,202	Regency Centers Corporation	389,370
23,318	Retail Properties of America, Inc. – Class “A”	369,590
4,795	Weingarten Realty Investors	179,908
		3,082,159
	Single Tenant REITs—3.0%
4,551	National Retail Properties, Inc.	210,256
5,328	Realty Income Corporation	333,053
54,691	Select Income REIT	1,260,628
22,170	Spirit Realty Capital, Inc.	249,413
1,822	STORE Capital Corporation	47,153
8,000	VEREIT, Inc.	70,960
		2,171,463
	Storage REITs—11.5%
3,306	CubeSmart	110,090
17,865	Extra Space Storage, Inc.	1,669,663
40,339	Iron Mountain, Inc.	1,367,895
16,826	Public Storage	4,641,116
4,348	Sovran Self Storage, Inc.	512,847
		8,301,611
	Student Housing REITs—.5%
7,292	American Campus Communities, Inc.	343,380

113

Portfolio of Investments (continued)
REAL ESTATE FUND
March 31, 2016

Shares	Security		Value
	Warehouse/Industrial REITs—1.4%
1,260	DCT Industrial Trust, Inc.		$ 49,732
1,684	EastGroup Properties, Inc.		101,663
3,320	First Industrial Realty Trust, Inc.		75,497
17,840	Prologis, Inc.		788,171
			1,015,063
Total Value of Common Stocks (cost $65,766,476)		97.5%	70,062,706
Other Assets, Less Liabilities		2.5	1,788,165
Net Assets		100.0%	$71,850,871

*	Non-income producing

Summary of Abbreviations:
	REITs	Real Estate Investment Trusts

114

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$70,062,706	$—	$—	$70,062,706

*	The Portfolio of Investments provides information on the industry categorization for common stocks.
There were no transfers into or from Level 1 and Level 2 by the Fund for the year ended March 31,
2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	115

Fund Expenses (unaudited)
SELECT GROWTH FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/15)	(3/31/16)	(10/1/15–3/31/16)*
Class A Shares	1.27%
Actual		$1,000.00	$1,018.53	$ 6.41
Hypothetical**		$1,000.00	$1,018.65	$ 6.41
Class B Shares	2.05%
Actual		$1,000.00	$1,014.99	$10.33
Hypothetical**		$1,000.00	$1,014.75	$10.33
Advisor Class Shares	0.86%
Actual		$1,000.00	$1,020.34	$ 4.34
Hypothetical**		$1,000.00	$1,020.70	$ 4.34
Institutional Class Shares	0.83%
Actual		$1,000.00	$1,021.32	$ 4.19
Hypothetical**		$1,000.00	$1,020.85	$ 4.19

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2016, and are based on the total market value of investments.

116

Portfolio of Investments
SELECT GROWTH FUND
March 31, 2016

Shares		Security	Value
		COMMON STOCKS—98.3%
		Consumer Discretionary—17.5%
252,300		Coach, Inc.	$ 10,114,707
612,100		Gentex Corporation	9,603,849
137,700		Home Depot, Inc.	18,373,311
191,600		NIKE, Inc. – Class “B”	11,777,652
261,700		Starbucks Corporation	15,623,490
122,500		Wyndham Worldwide Corporation	9,362,675
			74,855,684
		Consumer Staples—9.8%
196,500		Campbell Soup Company	12,534,735
95,500		Clorox Company	12,038,730
458,000		Kroger Company	17,518,500
			42,091,965
		Energy—3.8%
44,200		Chevron Corporation	4,216,680
47,800		ExxonMobil Corporation	3,995,602
72,700		Helmerich & Payne, Inc.	4,268,944
196,800		SM Energy Company	3,688,032
			16,169,258
		Financials—11.8%
243,900		Bank of New York Mellon Corporation	8,982,837
128,800		Discover Financial Services	6,558,496
82,800		FactSet Research Systems, Inc.	12,546,684
44,000		Intercontinental Exchange, Inc.	10,346,160
55,400		Travelers Companies, Inc.	6,465,734
187,900		Voya Financial, Inc.	5,593,783
			50,493,694
		Health Care—17.7%
64,400		C.R. Bard, Inc.	13,051,948
186,400	*	Centene Corporation	11,476,648
124,500		Gilead Sciences, Inc.	11,436,570
330,300	*	Hologic, Inc.	11,395,350
57,500		Johnson & Johnson	6,221,500
70,500		McKesson Corporation	11,086,125
170,500	*	Quintiles Transnational Holdings, Inc.	11,099,550
			75,767,691

117

Portfolio of Investments (continued)
SELECT GROWTH FUND
March 31, 2016

Shares or
Principal
Amount		Security	Value
		Industrials—11.0%
171,300		Alaska Air Group, Inc.	$ 14,050,026
150,400		C. H. Robinson Worldwide, Inc.	11,164,192
125,600		Cintas Corporation	11,280,136
78,500		General Dynamics Corporation	10,312,545
			46,806,899
		Information Technology—25.1%
196,800		Apple, Inc.	21,449,232
336,300	*	Aspen Technology, Inc.	12,150,519
568,600	*	Cadence Design Systems, Inc.	13,407,588
369,300		Cisco Systems, Inc.	10,513,971
135,400	*	Citrix Systems, Inc.	10,639,732
41,812		Jabil Circuit, Inc.	805,718
380,800		Juniper Networks, Inc.	9,714,208
200,500		Microsoft Corporation	11,073,615
138,200	*	Red Hat, Inc.	10,297,282
196,918	*	Take-Two Interactive Software, Inc.	7,417,901
			107,469,766
		Telecommunication Services—1.6%
208,200		CenturyLink, Inc.	6,654,072
Total Value of Common Stocks (cost $340,860,499)			420,309,029
		SHORT-TERM U.S. GOVERNMENT AGENCY
		OBLIGATIONS—.9%
		Federal Home Loan Bank:
$2,000M		0.28%, 4/28/2016	1,999,700
1,000M		0.31%, 4/8/2016	999,961
1,000M		0.33%, 4/11/2016	999,944
Total Value of Short-Term U.S. Government Agency
Obligations (cost $3,999,428)			3,999,605

118

Principal
Amount	Security		Value
	SHORT-TERM U.S. GOVERNMENT
	OBLIGATIONS—.7%
	U.S. Treasury Bills:
$1,000M	0.252%, 4/7/2016		$ 999,982
2,000M	0.2617%, 4/21/2016		1,999,890
Total Value of Short-Term U.S. Government Obligations (cost $2,999,667)			2,999,872
Total Value of Investments (cost $347,859,594)		99.9%	427,308,506
Other Assets, Less Liabilities		.1	460,343
Net Assets		100.0%	$427,768,849

*	Non-income producing

119

Portfolio of Investments (continued)
SELECT GROWTH FUND
March 31, 2016

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$420,309,029	$—	$—	$420,309,029
Short-Term U.S. Government
Agency Obligations	—	3,999,605	—	3,999,605
Short-Term U.S. Government
Obligations	—	2,999,872	—	2,999,872
Total Investments in Securities*	$420,309,029	$6,999,477	$—	$427,308,506

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31,
2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

120	See notes to financial statements

Fund Expenses (unaudited)
SPECIAL SITUATIONS FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/15)	(3/31/16)	(10/1/15–3/31/16)*
Class A Shares	1.35%
Actual		$1,000.00	$1,008.29	$ 6.78
Hypothetical**		$1,000.00	$1,018.25	$ 6.81
Class B Shares	2.17%
Actual		$1,000.00	$1,004.09	$10.87
Hypothetical**		$1,000.00	$1,014.15	$10.93
Advisor Class Shares	1.06%
Actual		$1,000.00	$1,009.45	$ 5.33
Hypothetical**		$1,000.00	$1,019.70	$ 5.35
Institutional Class Shares	0.89%
Actual		$1,000.00	$1,010.25	$ 4.47
Hypothetical**		$1,000.00	$1,020.55	$ 4.50

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2016, and are based on the total market value of investments.

121

Portfolio of Investments
SPECIAL SITUATIONS FUND
March 31, 2016

Shares		Security	Value
		COMMON STOCKS—97.2%
		Consumer Discretionary—17.8%
261,500	*	1-800-FLOWERS.COM, Inc. – Class “A”	$ 2,060,620
375,500		American Eagle Outfitters, Inc.	6,259,585
188,000	*	Belmond, Ltd. – Class “A”	1,784,120
126,500		Caleres, Inc.	3,578,685
232,900	*	Century Communities, Inc.	3,975,603
191,000		Entravision Communications Corporation – Class “A”	1,421,040
323,000	*	Fox Factory Holding Corporation	5,106,630
50,000		Group 1 Automotive, Inc.	2,934,500
81,500		Hanesbrands, Inc.	2,309,710
39,000		Harman International Industries, Inc.	3,472,560
180,500	*	Jarden Corporation	10,640,475
151,500	*	Live Nation Entertainment, Inc.	3,379,965
68,000		Oxford Industries, Inc.	4,571,640
114,000		Penske Automotive Group, Inc.	4,320,600
256,800		Regal Entertainment Group – Class “A”	5,428,752
239,100		Ruth’s Hospitality Group, Inc.	4,401,831
52,500	*	Select Comfort Corporation	1,017,975
184,000	*	ServiceMaster Global Holdings, Inc.	6,933,120
52,500	*	Starz – Class “A”	1,382,325
225,500	*	TRI Pointe Group, Inc.	2,656,390
60,000		Tupperware Brands Corporation	3,478,800
56,500		Visteon Corporation	4,496,835
181,900	*	William Lyon Homes – Class “A”	2,635,731
			88,247,492
		Consumer Staples—2.3%
112,700		Coty, Inc. – Class “A”	3,136,441
115,200		Pinnacle Foods, Inc.	5,147,136
85,700		Tootsie Roll Industries, Inc.	2,994,358
			11,277,935
		Energy—2.1%
62,500		Delek US Holdings, Inc.	952,500
36,100	*	Dril-Quip, Inc.	2,186,216
88,400		PBF Energy, Inc. – Class “A”	2,934,880
144,000		Western Refining, Inc.	4,188,960
			10,262,556

122

Shares		Security	Value
		Financials—25.5%
132,800		AllianceBernstein Holding, LP (MLP)	$ 3,111,504
102,500		American Equity Investment Life Holding Company	1,722,000
151,500		American Financial Group, Inc.	10,661,055
92,700		Aspen Insurance Holdings, Ltd.	4,421,790
141,800	*	Atlas Financial Holdings, Inc.	2,572,252
21,000		Banc of California, Inc.	367,500
200,300		Berkshire Hills Bancorp, Inc.	5,386,067
213,000		Brixmor Property Group, Inc. (REIT)	5,457,060
112,700		Brown & Brown, Inc.	4,034,660
145,700		Citizens Financial Group, Inc.	3,052,415
170,300		Douglas Emmett, Inc. (REIT)	5,127,733
34,000		Endurance Specialty Holdings, Ltd.	2,221,560
86,500	*	FCB Financial Holdings, Inc. – Class “A”	2,876,990
45,500		Federal Realty Investment Trust (REIT)	7,100,275
338,000		FelCor Lodging Trust, Inc. (REIT)	2,744,560
405,800		Financial Select Sector SPDR Fund (ETF)	9,134,558
97,700		Great Western Bancorp, Inc.	2,664,279
145,000	*	Green Bancorp, Inc.	1,097,650
65,000		iShares Russell 2000 ETF (ETF)	7,190,300
184,000		OceanFirst Financial Corporation	3,253,120
75,200		Opus Bank	2,556,800
58,300		Prosperity Bancshares, Inc.	2,704,537
69,000		Simmons First National Corporation – Class “A”	3,109,830
240,500		SPDR S&P Regional Banking (ETF)	9,052,420
434,900		Sterling Bancorp	6,927,957
346,500		Sunstone Hotel Investors, Inc. (REIT)	4,851,000
179,000		Tanger Factory Outlet Centers, Inc. (REIT)	6,513,810
212,900		TCF Financial Corporation	2,610,154
135,800		Urstadt Biddle Properties, Inc. – Class “A” (REIT)	2,845,010
49,000		Waddell & Reed Financial, Inc. – Class “A”	1,153,460
			126,522,306
		Health Care—11.9%
57,200	*	ANI Pharmaceuticals, Inc.	1,925,352
143,200	*	Centene Corporation	8,816,824
36,500	*	Charles River Laboratories International, Inc.	2,771,810
143,000	*	DepoMed, Inc.	1,991,990
126,500	*	Globus Medical, Inc. – Class “A”	3,004,375
128,200		Hill-Rom Holdings, Inc.	6,448,460
71,500	*	ICON, PLC	5,369,650
54,000	*	Integra LifeSciences Holdings Corporation	3,637,440

123

Portfolio of Investments (continued)
SPECIAL SITUATIONS FUND
March 31, 2016

Shares		Security	Value
		Health Care (continued)
58,000	*	Lannett Company, Inc.	$ 1,039,940
108,200		PerkinElmer, Inc.	5,351,572
168,800		Phibro Animal Health Corporation – Class “A”	4,564,352
141,600	*	Surgical Care Affilates, Inc.	6,553,248
271,800	*	VWR Corporation	7,354,908
			58,829,921
		Industrials—13.5%
108,200		A.O. Smith Corporation	8,256,742
94,200		ESCO Technologies, Inc.	3,671,916
39,000		G&K Services, Inc. – Class “A”	2,856,750
75,200	*	Generac Holdings, Inc.	2,800,448
163,000		ITT Corporation	6,013,070
245,500		Kforce, Inc.	4,806,890
289,300	*	NCI Building Systems, Inc.	4,108,060
18,000	*	Nortek, Inc.	869,220
107,700		Orbital ATK, Inc.	9,363,438
108,200	*	Patrick Industries, Inc.	4,911,198
74,000		Regal Beloit Corporation	4,668,660
56,500		Snap-On, Inc.	8,869,935
42,500		Standex International Corporation	3,306,925
138,000	*	TAL International Group, Inc.	2,130,720
			66,633,972
		Information Technology—13.8%
273,000	*	ARRIS International PLC	6,257,160
14,400	*	Autobytel, Inc.	249,984
75,700		Avnet, Inc.	3,353,510
23,000		CDW Corporation	954,500
119,500	*	CommScope Holding Company, Inc.	3,336,440
74,800		CPI Card Group, Inc.	616,352
47,500		IAC/InterActiveCorp	2,236,300
35,500		Lam Research Corporation	2,932,300
179,000		Methode Electronics, Inc.	5,233,960
141,200	*	Microsemi Corporation	5,409,372
86,500		MKS Instruments, Inc.	3,256,725
186,500	*	Newport Corporation	4,289,500
248,000	*	Orbotech, Ltd.	5,897,440
80,200	*	OSI Systems, Inc.	5,252,298
63,800	*	Perficient, Inc.	1,385,736
10,000	*	Progress Software Corporation	241,200
152,700	*	PTC, Inc.	5,063,532

124

Shares or
Principal
Amount		Security	Value
		Information Technology (continued)
17,750		SanDisk Corporation	$ 1,350,420
71,500		Silicon Motion Technology Corporation (ADR)	2,774,915
30,700	*	Synaptics, Inc.	2,448,018
82,700	*	Synchronoss Technologies, Inc.	2,674,518
87,700	*	Verint Systems, Inc.	2,927,426
			68,141,606
		Materials—5.3%
100,700		AptarGroup, Inc.	7,895,887
329,300	*	Ferro Corporation	3,908,791
164,000		Olin Corporation	2,848,680
52,500		Sensient Technologies Corporation	3,331,650
160,000	*	Trinseo SA	5,889,600
62,250		WestRock Company	2,429,617
			26,304,225
		Utilities—5.0%
135,700		AGL Resources, Inc.	8,839,498
43,000		Pinnacle West Capital Corporation	3,228,010
101,500		Portland General Electric Company	4,008,235
63,000		SCANA Corporation	4,419,450
73,000		WEC Energy Group, Inc.	4,385,110
			24,880,303
Total Value of Common Stocks (cost $423,516,362)			481,100,316
		SHORT-TERM U.S. GOVERNMENT AGENCY
		OBLIGATIONS—2.4%
		Federal Home Loan Bank:
$2,500M		0.295%, 4/4/2016	2,499,958
1,500M		0.31%, 4/8/2016	1,499,941
4,000M		0.33%, 4/11/2016	3,999,776
1,000M		0.335%, 5/6/2016	999,757
3,000M		0.34%, 4/22/2016	2,999,649
Total Value of Short-Term U.S. Government Agency
Obligations (cost $11,998,560)			11,999,081
Total Value of Investments (cost $435,514,922)		99.6%	493,099,397
Other Assets, Less Liabilities		.4	2,210,561
Net Assets		100.0%	$495,309,958

*	Non-income producing

125

Portfolio of Investments (continued)
SPECIAL SITUATIONS FUND
March 31, 2016

Summary of Abbreviations:
ADR	American Depositary Receipts
ETF	Exchange Traded Fund
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$481,100,316	$—	$—	$481,100,316
Short-Term U.S. Government
Agency Obligations	—	11,999,081	—	11,999,081
Total Investments in Securities*	$481,100,316	$11,999,081	$—	$493,099,397

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 or Level 2 by the Fund for the period ended March 31,
2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

126	See notes to financial statements

Fund Expenses (unaudited)
TOTAL RETURN FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/15)	(3/31/16)	(10/1/15–3/31/16)*
Class A Shares	1.19%
Actual		$1,000.00	$1,034.67	$ 6.05
Hypothetical**		$1,000.00	$1,019.05	$ 6.01
Class B Shares	1.97%
Actual		$1,000.00	$1,031.24	$10.00
Hypothetical**		$1,000.00	$1,015.15	$ 9.92
Advisor Class Shares	0.82%
Actual		$1,000.00	$1,037.22	$ 4.18
Hypothetical**		$1,000.00	$1,020.90	$ 4.14
Institutional Class Shares	0.78%
Actual		$1,000.00	$1,037.79	$ 3.97
Hypothetical**		$1,000.00	$1,021.10	$ 3.94

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2016, and are based on the total market value of investments.

127

Portfolio of Investments
TOTAL RETURN FUND
March 31, 2016

Shares		Security	Value
		COMMON STOCKS—59.3%
		Consumer Discretionary—11.1%
229,700		American Eagle Outfitters, Inc.	$ 3,829,099
83,030		BorgWarner, Inc.	3,188,352
130,975		CBS Corporation – Class “B”	7,215,413
93,200		Delphi Automotive, PLC	6,991,864
52,360		Foot Locker, Inc.	3,377,220
205,750		Ford Motor Company	2,777,625
41,860		Harman International Industries, Inc.	3,727,214
53,830		Home Depot, Inc.	7,182,537
146,012	*	Jarden Corporation	8,607,407
110,900		Johnson Controls, Inc.	4,321,773
70,645		L Brands, Inc.	6,203,337
61,400		Lear Corporation	6,825,838
57,300		Magna International, Inc.	2,461,608
158,660		Newell Rubbermaid, Inc.	7,027,051
60,500		Penske Automotive Group, Inc.	2,292,950
69,500	*	Select Comfort Corporation	1,347,605
150,700		Stein Mart, Inc.	1,104,631
91,910		Tupperware Brands Corporation	5,328,942
48,800		Walt Disney Company	4,846,328
16,675		Whirlpool Corporation	3,007,170
51,890		Wyndham Worldwide Corporation	3,965,953
			95,629,917
		Consumer Staples—6.0%
146,350		Altria Group, Inc.	9,170,291
105,890		Coca-Cola Company	4,912,237
87,960		CVS Health Corporation	9,124,091
75,900		Delhaize Group (ADR)	1,971,123
67,000		Koninklijke Ahold NV (ADR)	1,503,480
45,700		Nu Skin Enterprises, Inc. – Class “A”	1,748,025
49,360		PepsiCo, Inc.	5,058,413
90,310		Philip Morris International, Inc.	8,860,314
31,400		Procter & Gamble Company	2,584,534
48,800		Tyson Foods, Inc. – Class “A”	3,253,008
46,870		Wal-Mart Stores, Inc.	3,210,126
			51,395,642

128

Shares	Security	Value
	Energy—3.3%
37,375	Anadarko Petroleum Corporation	$ 1,740,554
9,400	Chevron Corporation	896,760
61,800	ConocoPhillips	2,488,686
67,075	Devon Energy Corporation	1,840,538
61,402	ExxonMobil Corporation	5,132,593
26,500	Hess Corporation	1,395,225
80,101	Marathon Oil Corporation	892,325
102,250	Marathon Petroleum Corporation	3,801,655
26,150	Occidental Petroleum Corporation	1,789,444
31,000	PBF Energy, Inc. – Class “A”	1,029,200
34,450	Phillips 66	2,983,026
14,700	Schlumberger, Ltd.	1,084,125
105,660	Suncor Energy, Inc.	2,938,405
		28,012,536
	Financials—8.5%
69,170	American Express Company	4,247,038
22,700	American International Group, Inc.	1,226,935
45,025	Ameriprise Financial, Inc.	4,232,800
184,625	Brixmor Property Group, Inc. (REIT)	4,730,092
39,100	Chubb, Ltd.	4,658,765
138,200	Citizens Financial Group, Inc.	2,895,290
99,410	Discover Financial Services	5,061,957
167,600	Financial Select Sector SPDR Fund (ETF)	3,772,676
15,000	iShares Core S&P Mid-Cap ETF (ETF)	2,162,850
46,100	iShares Russell 2000 ETF (ETF)	5,099,582
119,380	JPMorgan Chase & Company	7,069,684
48,700	MetLife, Inc.	2,139,878
15,730	Morgan Stanley	393,407
44,625	PNC Financial Services Group, Inc.	3,773,936
75,900	SPDR S&P Regional Banking (ETF)	2,856,876
197,313	Sunstone Hotel Investors, Inc. (REIT)	2,762,382
133,700	Tanger Factory Outlet Centers, Inc. (REIT)	4,865,343
107,345	U.S. Bancorp	4,357,134
119,830	Urstadt Biddle Properties, Inc. – Class “A” (REIT)	2,510,439
86,120	Wells Fargo & Company	4,164,763
		72,981,827

129

Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2016

Shares		Security	Value
		Health Care—11.9%
122,360		Abbott Laboratories	$ 5,118,319
102,900		AbbVie, Inc.	5,877,648
29,076	*	Allergan, PLC	7,793,240
106,380		Baxalta, Inc.	4,297,752
51,430		Baxter International, Inc.	2,112,744
52,300		Cardinal Health, Inc.	4,285,985
56,900	*	Centene Corporation	3,503,333
48,832	*	Express Scripts Holding Company	3,354,270
98,380		Gilead Sciences, Inc.	9,037,187
76,000		Hill-Rom Holdings, Inc.	3,822,800
81,400		Johnson & Johnson	8,807,480
2,791	*	Mallinckrodt, PLC	171,032
21,250		McKesson Corporation	3,341,562
59,100		Medtronic, PLC	4,432,500
99,745		Merck & Company, Inc.	5,277,508
62,225	*	Mylan NV	2,884,129
266,729		Pfizer, Inc.	7,905,848
93,375		Phibro Animal Health Corporation – Class “A”	2,524,860
78,095		Thermo Fisher Scientific, Inc.	11,057,471
119,900	*	VWR Corporation	3,244,494
78,215		Zoetis, Inc.	3,467,271
			102,317,433
		Industrials—5.2%
41,585		3M Company	6,929,309
23,000	*	Generac Holdings, Inc.	856,520
75,850		General Electric Company	2,411,271
63,000		Honeywell International, Inc.	7,059,150
69,160		ITT Corporation	2,551,312
6,020		Lockheed Martin Corporation	1,333,430
29,900		ManpowerGroup, Inc.	2,434,458
27,000		Nielsen Holdings, PLC	1,421,820
38,330		Snap-On, Inc.	6,017,427
107,610	*	TAL International Group, Inc.	1,661,498
45,530		Textainer Group Holdings, Ltd.	675,665
141,650		Textron, Inc.	5,164,559
30,675		Tyco International, PLC	1,126,079
46,030		United Technologies Corporation	4,607,603
			44,250,101

130

Shares		Security	Value
		Information Technology—9.5%
93,905		Apple, Inc.	$ 10,234,706
79,200		Applied Materials, Inc.	1,677,456
169,975	*	ARRIS International, PLC	3,895,827
272,800		Cisco Systems, Inc.	7,766,616
76,200	*	eBay, Inc.	1,818,132
292,200		EMC Corporation	7,787,130
133,905		Hewlett Packard Enterprise Company	2,374,136
143,905		HP, Inc.	1,772,910
175,675		Intel Corporation	5,683,086
22,800		International Business Machines Corporation	3,453,060
94,085		Juniper Networks, Inc.	2,400,108
65,780		Methode Electronics, Inc.	1,923,407
190,085		Microsoft Corporation	10,498,395
24,140	*	NXP Semiconductors NV	1,957,030
106,790		Oracle Corporation	4,368,779
13,160	*	PTC, Inc.	436,386
83,420		QUALCOMM, Inc.	4,266,099
33,400		SanDisk Corporation	2,541,072
177,350		Symantec Corporation	3,259,693
21,800	*	Synaptics, Inc.	1,738,332
23,610		TE Connectivity, Ltd.	1,461,931
			81,314,291
		Materials—.6%
11,930		Praxair, Inc.	1,365,389
41,310		RPM International, Inc.	1,955,202
52,385	*	Trinseo SA	1,928,292
			5,248,883
		Telecommunication Services—2.0%
163,500		AT&T, Inc.	6,404,295
26,525		Broadcom, Ltd.	4,098,113
130,725		Verizon Communications, Inc.	7,069,608
			17,572,016

131

Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2016

Shares or
Principal
Amount	Security	Value
	Utilities—1.2%
69,300	AGL Resources, Inc.	$ 4,514,202
138,800	Exelon Corporation	4,977,368
24,445	NiSource, Inc.	575,924
		10,067,494
Total Value of Common Stocks (cost $362,309,786)		508,790,140
	CORPORATE BONDS—21.0%
	Aerospace/Defense—.2%
$ 1,500M	Rolls-Royce, PLC, 3.625%, 10/14/2025 (a)	1,561,818
	Agriculture—.1%
1,100M	Cargill, Inc., 6%, 11/27/2017 (a)	1,181,277
	Automotive—.3%
1,100M	Johnson Controls, Inc., 5%, 3/30/2020	1,199,882
1,000M	O’Reilly Automotive, Inc., 3.55%, 3/15/2026	1,030,935
		2,230,817
	Chemicals—1.0%
2,000M	Agrium, Inc., 3.375%, 3/15/2025	1,928,570
1,000M	CF Industries, Inc., 3.45%, 6/1/2023	968,776
2,000M	Dow Chemical Co., 4.25%, 11/15/2020	2,180,294
1,000M	Lubrizol Corp., 8.875%, 2/1/2019	1,191,279
2,100M	LyondellBasell Industries NV, 6%, 11/15/2021	2,418,266
		8,687,185
	Energy—1.9%
1,000M	Anadarko Petroleum Corp., 5.95%, 9/15/2016	1,017,474
1,600M	Canadian Oil Sands, Ltd., 7.75%, 5/15/2019 (a)	1,688,690
2,000M	Continental Resources, Inc., 5%, 9/15/2022	1,733,750
1,000M	DCP Midstream Operating, LP, 2.5%, 12/1/2017	954,021
1,500M	Enbridge Energy Partners, LP, 4.2%, 9/15/2021	1,425,525
1,100M	Kinder Morgan Energy Partners, LP, 3.45%, 2/15/2023	1,022,105
1,600M	Nabors Industries, Inc., 6.15%, 2/15/2018	1,593,315
1,000M	ONEOK Partners, LP, 3.375%, 10/1/2022	898,715
1,000M	Plains All American Pipeline, LP, 5.875%, 8/15/2016	1,004,601
1,500M	Spectra Energy Capital, LLC, 6.2%, 4/15/2018	1,575,402
1,000M	Suncor Energy, Inc., 6.1%, 6/1/2018	1,069,561
1,600M	Valero Energy Corp., 9.375%, 3/15/2019	1,909,142
		15,892,301

132

Principal
Amount	Security	Value
	Financial Services—2.8%
$ 1,100M	American Express Co., 7%, 3/19/2018	$ 1,207,125
	American International Group, Inc.:
1,000M	3.75%, 7/10/2025	1,000,749
1,000M	4.7%, 7/10/2035	996,831
1,000M	Ameriprise Financial, Inc., 5.3%, 3/15/2020	1,119,859
1,000M	Assured Guaranty U.S. Holding, Inc., 5%, 7/1/2024	1,063,224
1,100M	BlackRock, Inc., 5%, 12/10/2019	1,231,309
1,000M	CoBank ACB, 7.875%, 4/16/2018 (a)	1,001,587
	ERAC USA Finance, LLC:
1,000M	6.375%, 10/15/2017 (a)	1,068,692
1,000M	4.5%, 8/16/2021 (a)	1,088,862
1,000M	3.3%, 10/15/2022 (a)	1,018,085
2,000M	Ford Motor Credit Co., LLC, 8.125%, 1/15/2020	2,377,062
1,094M	GE Capital International Funding Co., 0.964%, 4/15/2016 (a)	1,094,065
	General Electric Capital Corp.:
1,000M	4.65%, 10/17/2021	1,141,682
1,500M	6.75%, 3/15/2032	2,043,880
2,000M	Liberty Mutual Group, Inc., 4.95%, 5/1/2022 (a)	2,180,434
1,000M	Protective Life Corp., 7.375%, 10/15/2019	1,163,715
2,000M	Prudential Financial, Inc., 7.375%, 6/15/2019	2,322,630
1,000M	Siemens Financieringsmaatschappij NV, 5.75%, 10/17/2016 (a)	1,027,000
		24,146,791
	Financials—5.5%
	Bank of America Corp.:
3,600M	5.65%, 5/1/2018	3,866,400
1,000M	5.875%, 2/7/2042	1,216,271
	Barclays Bank, PLC:
1,100M	6.75%, 5/22/2019	1,246,629
1,000M	5.125%, 1/8/2020	1,088,569
1,000M	Capital One Financial Corp., 3.75%, 4/24/2024	1,030,735
	Citigroup, Inc.:
3,600M	6.125%, 11/21/2017	3,841,830
1,000M	8.5%, 5/22/2019	1,192,070
1,000M	4.5%, 1/14/2022	1,096,163
1,500M	Deutsche Bank AG, 3.7%, 5/30/2024	1,483,303
1,500M	Fifth Third Bancorp, 3.5%, 3/15/2022	1,565,808
	Goldman Sachs Group, Inc.:
2,700M	5.375%, 3/15/2020	2,998,696
3,000M	3.625%, 1/22/2023	3,098,928
1,000M	6.125%, 2/15/2033	1,214,379

133

Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2016

Principal
Amount	Security	Value
	Financials (continued)
	JPMorgan Chase & Co.:
$ 3,100M	6%, 1/15/2018	$ 3,339,413
1,000M	4.5%, 1/24/2022	1,104,403
	Morgan Stanley:
2,550M	6.625%, 4/1/2018	2,787,275
3,000M	5.5%, 7/28/2021	3,427,731
1,600M	SunTrust Banks, Inc., 6%, 9/11/2017	1,692,307
	U.S. Bancorp:
1,000M	4.125%, 5/24/2021	1,099,358
1,000M	3.6%, 9/11/2024	1,054,940
1,500M	UBS AG, 4.875%, 8/4/2020	1,656,038
1,000M	Visa, Inc., 3.15%, 12/14/2025	1,045,155
	Wells Fargo & Co.:
1,600M	4.6%, 4/1/2021	1,776,432
3,500M	3.45%, 2/13/2023	3,592,600
		47,515,433
	Food/Beverage/Tobacco—1.1%
1,500M	Anheuser-Busch InBev Worldwide, Inc., 3.65%, 2/1/2026	1,579,333
1,750M	Bunge Ltd. Finance Corp., 8.5%, 6/15/2019	2,035,701
1,500M	Diageo Capital, PLC, 5.75%, 10/23/2017	1,600,072
1,000M	Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/2018	1,105,907
1,000M	Ingredion, Inc., 4.625%, 11/1/2020	1,078,855
1,000M	Philip Morris International, Inc., 5.65%, 5/16/2018	1,093,631
1,000M	SABMiller Holdings, Inc., 3.75%, 1/15/2022 (a)	1,061,733
		9,555,232
	Food/Drug—.3%
2,000M	CVS Health Corp., 3.875%, 7/20/2025	2,162,390
	Forest Products/Container—.3%
2,000M	Rock-Tenn Co., 4.9%, 3/1/2022	2,151,082
	Health Care—.8%
1,100M	Biogen, Inc., 6.875%, 3/1/2018	1,205,191
2,100M	Express Scripts Holding Co., 4.75%, 11/15/2021	2,284,348
1,500M	Gilead Sciences, Inc., 3.65%, 3/1/2026	1,595,904
1,500M	Laboratory Corp. of America Holdings, 3.75%, 8/23/2022	1,550,762
		6,636,205

134

Principal
Amount	Security	Value
	Higher Education—.2%
$ 1,750M	Yale University, 2.086%, 4/15/2019	$ 1,793,818
	Information Technology—.3%
1,500M	Apple, Inc., 2.5%, 2/9/2025	1,492,744
1,000M	Hewlett Packard Enterprise Co., 2.85%, 10/5/2018 (a)	1,017,404
		2,510,148
	Manufacturing—.5%
1,000M	CRH America, Inc., 8.125%, 7/15/2018	1,126,584
1,100M	Ingersoll-Rand Global Holdings Co., Ltd., 6.875%, 8/15/2018	1,218,715
2,000M	Tyco Electronics Group SA, 6.55%, 10/1/2017	2,137,650
		4,482,949
	Media-Broadcasting—.6%
1,000M	British Sky Broadcasting Group, PLC, 9.5%, 11/15/2018 (a)	1,179,901
	Comcast Corp.:
1,600M	5.15%, 3/1/2020	1,801,301
2,000M	4.25%, 1/15/2033	2,133,850
		5,115,052
	Media-Diversified—.2%
1,000M	McGraw-Hill Financial, Inc., 5.9%, 11/15/2017	1,067,025
1,000M	Time Warner, Inc., 3.6%, 7/15/2025	1,028,422
		2,095,447
	Metals/Mining—.8%
1,500M	Alcoa, Inc., 6.15%, 8/15/2020	1,565,625
1,600M	ArcelorMittal, 6.125%, 6/1/2018	1,624,000
1,000M	Glencore Finance Canada, Ltd., 4.95%, 11/15/2021 (a)	900,445
1,500M	Newmont Mining Corp., 5.125%, 10/1/2019	1,613,433
1,600M	Vale Overseas, Ltd., 5.625%, 9/15/2019	1,560,000
		7,263,503

135

Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2016

Principal
Amount	Security	Value
	Real Estate Investment Trusts—1.2%
$ 1,000M	AvalonBay Communities, Inc., 3.5%, 11/15/2025	$ 1,038,068
1,000M	Boston Properties, LP, 5.875%, 10/15/2019	1,119,334
500M	Digital Realty Trust, LP, 5.25%, 3/15/2021	550,440
1,000M	HCP, Inc., 5.375%, 2/1/2021	1,093,215
1,000M	ProLogis, LP, 3.35%, 2/1/2021	1,042,838
2,000M	Simon Property Group, LP, 3.375%, 10/1/2024	2,094,682
1,600M	Ventas Realty, LP, 4.75%, 6/1/2021	1,761,626
1,500M	Welltower, Inc., 4%, 6/1/2025	1,503,676
		10,203,879
	Retail-General Merchandise—.3%
1,000M	Amazon.com, Inc., 4.8%, 12/5/2034	1,126,773
1,000M	Home Depot, Inc., 5.875%, 12/16/2036	1,303,782
		2,430,555
	Telecommunications—.4%
1,500M	AT&T, Inc., 3.8%, 3/15/2022	1,582,782
1,950M	Verizon Communications, Inc., 5.15%, 9/15/2023	2,254,255
		3,837,037
	Transportation—.6%
1,000M	Burlington North Santa Fe, LLC, 5.15%, 9/1/2043	1,172,064
	GATX Corp.:
1,000M	4.75%, 6/15/2022	1,065,289
1,000M	5.2%, 3/15/2044	968,593
1,000M	Penske Truck Leasing Co., LP, 4.875%, 7/11/2022 (a)	1,069,221
1,000M	Southwest Airlines Co., 2.65%, 11/5/2020	1,020,692
		5,295,859
	Utilities—1.6%
1,000M	Dominion Resources, Inc., 3.9%, 10/1/2025	1,030,480
1,000M	Duke Energy Progress, Inc., 4.15%, 12/1/2044	1,052,819
1,000M	E.ON International Finance BV, 5.8%, 4/30/2018 (a)	1,072,980
1,000M	Electricite de France SA, 3.625%, 10/13/2025 (a)	1,021,364
1,000M	Entergy Arkansas, Inc., 4.95%, 12/15/2044	1,010,412
1,500M	Exelon Generation Co., LLC, 5.2%, 10/1/2019	1,634,859
2,000M	Ohio Power Co., 5.375%, 10/1/2021	2,278,212

136

Principal
Amount	Security	Value
	Utilities (continued)
$ 2,000M	Oklahoma Gas & Electric Co., 4%, 12/15/2044	$ 2,022,310
1,100M	Sempra Energy, 9.8%, 2/15/2019	1,323,996
1,000M	South Carolina Electric & Gas Co., 5.45%, 2/1/2041	1,176,275
		13,623,707
Total Value of Corporate Bonds (cost $176,231,261)		180,372,485
	RESIDENTIAL MORTGAGE-BACKED
	SECURITIES—7.1%
	Fannie Mae—6.0%
3,398M	2.5%, 2/1/2030 – 4/18/2031 (b)	3,489,704
8,090M	3%, 3/1/2027 – 4/13/2046 (b)	8,418,500
16,466M	3.5%, 11/1/2028 – 4/13/2046 (b)	17,281,746
9,001M	4%, 12/1/2040 – 4/13/2046 (b)	9,631,456
5,190M	4.5%, 9/1/2040 – 4/13/2046 (b)	5,652,959
2,943M	5%, 4/1/2040 – 3/1/2042	3,292,112
1,021M	5.5%, 5/1/2033 – 10/1/2039	1,156,422
837M	6%, 5/1/2036 – 10/1/2040	958,332
373M	6.5%, 11/1/2033 – 6/1/2036	426,830
593M	7%, 3/1/2032 – 8/1/2032	656,282
		50,964,343
	Freddie Mac—1.1%
2,829M	3.5%, 8/1/2026 – 7/1/2044	2,995,175
2,635M	4%, 11/1/2040 – 4/1/2045	2,818,753
2,159M	4.5%, 10/1/2040 – 5/1/2044	2,371,795
1,242M	5.5%, 5/1/2038 – 10/1/2039	1,394,513
		9,580,236
Total Value of Residential Mortgage-Backed Securities (cost $59,526,064)		60,544,579
	U.S. GOVERNMENT OBLIGATIONS—5.4%
4,500M	U.S. Treasury Bonds, 3.125%, 8/15/2044	4,979,354
	U.S. Treasury Notes:
4,000M	0.3842%, 1/31/2017 †	4,000,816
6,000M	0.4682%, 10/31/2017 †	6,000,972
14,000M	0.5722%, 1/31/2018 †	14,019,698
13,000M	0.625%, 1/15/2024 (TIPS)	13,758,914
3,500M	2%, 2/15/2023	3,606,915
Total Value of U.S. Government Obligations (cost $45,905,975)		46,366,669

137

Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2016

Principal
Amount	Security	Value
	U.S. GOVERNMENT AGENCY
	OBLIGATIONS—1.0%
	Fannie Mae:
$ 4,000M	1.75%, 11/26/2019	$ 4,095,104
2,250M	2.36%, 12/14/2022	2,254,504
	Freddie Mac:
1,000M	1.25%, 5/12/2017	1,006,314
1,000M	5.125%, 10/18/2016	1,025,200
Total Value of U.S. Government Agency Obligations (cost $8,227,937)		8,381,122
	ASSET BACKED SECURITIES—.5%
	Fixed Autos
2,000M	Avis Budget Rental Car Funding AESOP, LLC, 2.97%, 2/20/2020 (a)	2,035,228
900M	Ford Credit Auto Lease Trust, 1.85%, 7/15/2019	903,905
1,600M	Harley-Davidson Motorcycle Trust, 1.3%, 3/16/2020	1,599,530
Total Value of Asset Backed Securities (cost $4,529,573)		4,538,663
	SHORT-TERM U.S. GOVERNMENT AGENCY
	OBLIGATIONS—8.6%
	Federal Home Loan Bank:
15,000M	0.28%, 4/28/2016	14,997,750
6,000M	0.295%, 4/4/2016	5,999,898
2,000M	0.295%, 4/5/2016	1,999,956
5,000M	0.31%, 4/8/2016	4,999,805
13,000M	0.315%, 4/12/2016	12,999,207
15,000M	0.32%, 5/13/2016	14,995,620
3,000M	0.33%, 4/11/2016	2,999,832
3,000M	0.335%, 4/20/2016	2,999,682
3,000M	0.335%, 5/6/2016	2,999,271
9,000M	0.34%, 4/22/2016	8,998,947
Total Value of Short-Term U.S. Government Agency
Obligations (cost $73,985,914)		73,989,968

138

Principal
Amount	Security		Value
	SHORT-TERM U.S. GOVERNMENT
	OBLIGATIONS—1.3%
$11,000M	U.S. Treasury Bills, 0.252%, 4/7/2016 (cost $10,999,538)		$ 10,999,802
Total Value of Investments (cost $741,716,048)		104.2%	893,983,428
Excess of Liabilities Over Other Assets		(4.2)	(36,176,433)
Net Assets		100.0%	$857,806,995

*	Non-income producing

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4).

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis
(see Note 1G).

†	Interest rates on adjustable rate bonds are determined and reset periodically. The interest rates shown are the rates in effect of March 31, 2016.

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust
	TIPS	Treasury Inflation-Protected Securities

139

Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2016

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$508,790,140	$—	$—	$508,790,140
Corporate Bonds	—	180,372,485	—	180,372,485
Residential Mortgage-Backed
Securities	—	60,544,579	—	60,544,579
U.S. Government Obligations	—	46,366,669	—	46,366,669
U.S. Government Agency
Obligations	—	8,381,122	—	8,381,122
Asset Backed Securities	—	4,538,663	—	4,538,663
Short-Term U.S. Government
Agency Obligations	—	73,989,968	—	73,989,968
Short-Term U.S. Government
Obligations	—	10,999,802	—	10,999,802
Total Investments in Securities*	$508,790,140	$385,193,288	$—	$893,983,428

*	The Portfolio of Investments provides information on the industry categorization for common stocks, corporate bonds and asset backed securities.

There were no transfers into or from Level 1 or Level 2 by the Fund for the period ended March 31,
2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

140	See notes to financial statements

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141

Statements of Assets and Liabilities
FIRST INVESTORS INCOME FUNDS
March 31, 2016

	CASH	BALANCED	FLOATING	FUND FOR
	MANAGEMENT	INCOME	RATE	INCOME
Assets
Investments in securities:
At identified cost	$117,106,632	$15,787,942	$127,523,229	$663,642,308
At value (Note 1A)	$117,106,632	$16,274,736	$126,596,781	$657,157,728

Cash	2,343,263	1,036,794	7,065,578	6,077,621
Receivables:
Investment securities sold	—	—	2,228,082	1,638,842
Interest	27,301	60,720	472,318	10,962,214
Shares sold	—	49,183	52,354	238,165
Other assets	11,925	—	12,837	62,472
Total Assets	119,489,121	17,421,433	136,427,950	676,137,042

Liabilities
Payables:
Investment securities purchased	—	1,135,537	6,730,563	9,069,056
Shares redeemed	471,041	23,740	143,407	972,217
Dividends payable	—	283	40,502	527,210
Accrued advisory fees	—	—	55,939	393,656
Accrued shareholder servicing costs	37,287	1,938	20,765	115,303
Accrued expenses	27,226	63,683	61,476	57,303
Total Liabilities	535,554	1,225,181	7,052,652	11,134,745

Net Assets	$118,953,567	$16,196,252	$129,375,298	$665,002,297

Net Assets Consist of:
Capital paid in	$118,953,567	$15,703,417	$134,687,549	$864,985,316
Undistributed net investment income (deficit)	—	16,084	(413,195)	(6,344,787)
Accumulated net realized loss on investments	—	(10,043)	(3,972,608)	(187,153,652)
Net unrealized appreciation (depreciation) in value of investments	—	486,794	(926,448)	(6,484,580)
Total	$118,953,567	$16,196,252	$129,375,298	$665,002,297

142	See notes to financial statements	143

Statements of Assets and Liabilities
FIRST INVESTORS INCOME FUNDS
March 31, 2016

	CASH		BALANCED	FLOATING	FUND FOR
	MANAGEMENT		INCOME	RATE	INCOME
Net Assets:
Class A	$115,842,019		$15,955,143	$59,700,951	$555,793,926
Class B	$329,495		N/A	N/A	$2,987,781
Advisor Class	N/A		$104,847	$55,642,518	$58,567,568
Institutional Class	$2,782,053		$136,262	$14,031,829	$47,653,022

Shares outstanding (Note 8):
Class A	115,842,019		1,534,261	6,286,548	234,118,289
Class B	329,495		N/A	N/A	1,260,297
Advisor Class	N/A		10,072	5,861,234	24,695,420
Institutional Class	2,782,053		13,087	1,479,753	20,005,022

Net asset value and redemption price per share — Class A	$1.00	#	$10.40	$9.50	$2.37

Maximum offering price per share — Class A (Net asset value/.9425)*	N/A		$11.03	$10.08	$2.51

Net asset value and offering price per share — Class B**	$1.00		N/A	N/A	$2.37

Net asset value, offering price and redemption price
per share — Advisor Class	N/A		$10.41	$9.49	$2.37

Net asset value, offering price and redemption price
per share — Institutional Class	$1.00		$10.41	$9.48	$2.38

#	Also maximum offering price per share.
*	On purchases of $100,000 or more, the sales charge is reduced (Note 8).
**	Redemption price is equal to net asset value less contingent deferred sales charges, if applicable
(Note 8).

144	See notes to financial statements	145

Statements of Assets and Liabilities
FIRST INVESTORS INCOME FUNDS
March 31, 2016

		INTERNATIONAL		LIMITED
		OPPORTUNITIES	INVESTMENT	DURATION HIGH	STRATEGIC
	GOVERNMENT	BOND	GRADE	QUALITY BOND	INCOME
Assets
Investments in securities:
Cost — Unaffiliated issuers	$327,065,219	$141,098,541	$534,196,540	$104,139,150	$4,999,102
Cost — Affiliated issuers (Note 2)	—	—	—	—	138,748,331
Total cost of investments	$327,065,219	$141,098,541	$534,196,540	$104,139,150	$143,747,433

Value — Unaffiliated issuers (Note 1A)	$333,520,982	$129,849,949	$551,288,505	$104,648,992	$4,999,470
Value — Affiliated issuers (Note 2)	—	—	—	—	131,959,481
Total value of investments	333,520,982	129,849,949	551,288,505	104,648,992	136,958,951
Cash	5,135,851	6,992,092	9,488,504	438,553	2,239,785
Receivables:
Investment securities sold	—	—	2,704,383	—	—
Dividends and interest	966,426	1,353,034	6,706,550	785,531	422,466
Shares sold	182,429	70,901	293,149	472,611	103,852
Unrealized gain on foreign exchange contracts (Note 7)	—	1,950,212	—	—	—
Other assets	30,834	12,891	50,375	7,076	12,234
Total Assets	339,836,522	140,229,079	570,531,466	106,352,763	139,737,288

Liabilities
Payables:
Investment securities purchased	5,087,890	—	5,428,962	1,218,527	—
Shares redeemed	378,413	196,539	845,402	347,332	129,260
Dividends payable	50,940	18,876	156,924	42,288	16,354
Unrealized loss on foreign exchange contracts (Note 7)	—	398,012	—	—	—
Accrued advisory fees	154,512	85,798	257,569	33,287	5,844
Accrued shareholder servicing costs	58,028	26,033	79,592	16,258	15,936
Accrued expenses	36,820	35,459	48,498	22,537	34,591
Total Liabilities	5,766,603	760,717	6,816,947	1,680,229	201,985

Net Assets	$334,069,919	$139,468,362	$563,714,519	$104,672,534	$139,535,303

Net Assets Consist of:
Capital paid in	$343,240,482	$154,133,163	$562,996,935	$106,017,238	$148,210,025
Undistributed net investment income (deficit)	(727,847)	(4,357,452)	(13,384,689)	(1,525,943)	17,575
Accumulated net realized loss on investments and
foreign currency transactions	(14,898,479)	(650,358)	(2,989,692)	(328,603)	(1,903,815)
Net unrealized appreciation (depreciation) in value of
investments and foreign currency transactions	6,455,763	(9,656,991)	17,091,965	509,842	(6,788,482)
Total	$334,069,919	$139,468,362	$563,714,519	$104,672,534	$139,535,303

146	See notes to financial statements	147

Statements of Assets and Liabilities
FIRST INVESTORS INCOME FUNDS
March 31, 2016

		INTERNATIONAL		LIMITED
		OPPORTUNITIES	INVESTMENT	DURATION HIGH	STRATEGIC
	GOVERNMENT	BOND	GRADE	QUALITY BOND	INCOME

Net Assets:
Class A	$260,931,653	$68,799,743	$463,259,433	$37,975,644	$139,205,990
Class B	$2,418,593	N/A	$3,242,869	N/A	N/A
Advisor Class	$56,565,246	$62,778,873	$74,580,620	$45,864,147	$329,313
Institutional Class	$14,154,427	$7,889,746	$22,631,597	$20,832,743	N/A

Shares outstanding (Note 8):
Class A	24,091,990	7,587,448	47,789,490	3,912,699	14,987,320
Class B	223,818	N/A	337,069	N/A	N/A
Advisor Class	5,214,428	6,903,541	7,663,889	4,710,781	35,513
Institutional Class	1,301,035	864,806	2,328,555	2,138,233	N/A

Net asset value and redemption price per share — Class A	$10.83	$9.07	$9.69	$9.71	$9.29

Maximum offering price per share — Class A (Net asset value/.9425)*	$11.49	$9.62	$10.28	$10.30	$9.86

Net asset value and offering price per share — Class B**	$10.81	N/A	$9.62	N/A	N/A

Net asset value, offering price and redemption price
per share — Advisor Class	$10.85	$9.09	$9.73	$9.74	$9.27

Net asset value, offering price and redemption price
per share — Institutional Class	$10.88	$9.12	$9.72	$9.74	N/A

*	On purchases of $100,000 or more, the sales charge is reduced (Note 8).
**	Redemption price is equal to net asset value less contingent deferred sales charges, if applicable
(Note 8).

148	See notes to financial statements	149

Statements of Assets and Liabilities
FIRST INVESTORS EQUITY FUNDS
March 31, 2016

	EQUITY		GROWTH &
	INCOME	GLOBAL	INCOME	INTERNATIONAL
Assets
Investments in securities:
At identified cost	$444,497,015	$445,734,490	$1,193,923,678	$217,199,870
At value (Note 1A)	$573,429,134	$479,251,026	$1,752,583,349	$278,986,350
Cash	432,896	1,622,533	1,171,206	2,909,887
Receivables:
Investment securities sold	—	681,863	1,451,913	1,632
Dividends and interest	1,024,807	849,146	2,282,904	1,585,398
Shares sold	279,397	346,000	657,233	258,733
Other assets	50,335	42,054	154,364	24,147
Total Assets	575,216,569	482,792,622	1,758,300,969	283,766,147

Liabilities
Payables:
Investment securities purchased	87,541	3,267,836	9,102,115	1,149,022
Shares redeemed	839,571	702,393	2,292,589	321,563
Accrued advisory fees	350,712	357,152	987,722	229,265
Accrued shareholder servicing costs	81,327	81,475	248,592	55,341
Accrued expenses	33,130	46,958	104,827	39,590
Total Liabilities	1,392,281	4,455,814	12,735,845	1,794,781

Net Assets	$573,824,288	$478,336,808	$1,745,565,124	$281,971,366

Net Assets Consist of:
Capital paid in	$440,911,078	$472,041,538	$1,176,611,299	$249,585,082
Undistributed net investment income	2,102,276	79,804	5,409,157	419,423
Accumulated net realized gain (loss) on investments and
foreign currency transactions	1,878,815	(27,302,228)	4,884,997	(29,812,672)
Net unrealized appreciation in value of investments and
foreign currency transactions	128,932,119	33,517,694	558,659,671	61,779,533
Total	$573,824,288	$478,336,808	$1,745,565,124	$281,971,366

150	See notes to financial statements	151

Statements of Assets and Liabilities
FIRST INVESTORS EQUITY FUNDS
March 31, 2016

	EQUITY		GROWTH &
	INCOME	GLOBAL	INCOME	INTERNATIONAL
Net Assets:
Class A	$516,851,733	$334,250,424	$1,548,516,436	$207,806,196
Class B	$3,574,116	$3,123,502	$17,789,761	$1,795,437
Advisor Class	$47,538,802	$137,830,685	$169,172,934	$69,826,569
Institutional Class	$5,859,637	$3,132,197	$10,085,993	$2,543,164

Shares outstanding (Note 8):
Class A	55,901,342	47,893,719	76,349,213	15,665,690
Class B	394,354	557,905	944,658	143,512
Advisor Class	5,133,032	19,455,245	8,289,086	5,211,801
Institutional Class	629,966	440,038	495,983	189,473

Net asset value and redemption price per share — Class A	$9.25	$6.98	$20.28	$13.27

Maximum offering price per share — Class A (Net asset value/.9425)*	$9.81	$7.41	$21.52	$14.08

Net asset value and offering price per share — Class B**	$9.06	$5.60	$18.83	$12.51

Net asset value, offering price and redemption price
per share — Advisor Class	$9.26	$7.08	$20.41	$13.40

Net asset value, offering price and redemption price
per share — Institutional Class	$9.30	$7.12	$20.34	$13.42

*	On purchases of $100,000 or more, the sales charge is reduced (Note 8).
**	Redemption price is equal to net asset value less contingent deferred sales charges, if applicable
(Note 8).

152	See notes to financial statements	153

Statements of Assets and Liabilities
FIRST INVESTORS EQUITY FUNDS
March 31, 2016

		REAL	SELECT	SPECIAL	TOTAL
	OPPORTUNITY	ESTATE	GROWTH	SITUATIONS	RETURN
Assets
Investments in securities:
At identified cost	$690,276,189	$65,766,476	$347,859,594	$435,514,922	$741,716,048
At value (Note 1A)	$927,820,752	$70,062,706	$427,308,506	$493,099,397	$893,983,428
Cash	748,174	2,321,660	1,536,468	1,774,099	1,321,280
Receivables:
Investment securities sold	1,129,633	—	4,539,031	1,462,379	423,756
Dividends and interest	651,965	243,613	49,592	367,608	3,207,761
Shares sold	588,580	98,792	263,855	253,587	382,150
Other assets	82,090	4,954	37,446	44,424	77,728
Total Assets	931,021,194	72,731,725	433,734,898	497,001,494	899,396,103

Liabilities
Payables:
Investment securities purchased	7,156,518	711,302	4,693,742	418,484	39,344,841
Shares redeemed	1,555,849	108,697	919,762	822,450	1,568,458
Accrued advisory fees	542,738	22,086	264,736	327,182	499,173
Accrued shareholder servicing costs	148,427	18,014	59,317	87,963	129,296
Accrued expenses	52,848	20,755	28,492	35,457	47,340
Total Liabilities	9,456,380	880,854	5,966,049	1,691,536	41,589,108

Net Assets	$921,564,814	$71,850,871	$427,768,849	$495,309,958	$857,806,995

Net Assets Consist of:
Capital paid in	$675,179,197	$67,112,004	$330,821,442	$440,624,774	$712,906,746
Undistributed net investment income (deficit)	3,571,179	703,519	693,936	2,669,244	(5,661,359)
Accumulated net realized gain (loss) on investments	5,269,875	(260,882)	16,804,559	(5,568,535)	(1,705,772)
Net unrealized appreciation in value of investments	237,544,563	4,296,230	79,448,912	57,584,475	152,267,380
Total	$921,564,814	$71,850,871	$427,768,849	$495,309,958	$857,806,995

154	See notes to financial statements	155

Statements of Assets and Liabilities
FIRST INVESTORS EQUITY FUNDS
March 31, 2016

		REAL	SELECT	SPECIAL	TOTAL
	OPPORTUNITY	ESTATE	GROWTH	SITUATIONS	RETURN
Net Assets:
Class A	$849,518,868	$18,180,611	$364,310,955	$438,701,718	$818,376,823
Class B	$8,917,024	N/A	$3,649,547	$3,342,953	$7,997,717
Advisor Class	$58,413,014	$52,501,745	$55,925,469	$47,050,144	$912,455
Institutional Class	$4,715,908	$1,168,515	$3,882,878	$6,215,143	$30,520,000

Shares outstanding (Note 8):
Class A	23,894,041	1,816,327	33,881,230	18,229,608	44,782,912
Class B	313,908	N/A	387,987	180,930	444,786
Advisor Class	1,623,510	5,228,234	5,153,737	1,945,227	49,763
Institutional Class	131,441	116,619	356,361	255,833	1,660,904

Net asset value and redemption price per share — Class A	$35.55	$10.01	$10.75	$24.07	$18.27

Maximum offering price per share — Class A (Net asset value/.9425)*	$37.72	$10.62	$11.41	$25.54	$19.38

Net asset value and offering price per share — Class B**	$28.41	N/A	$9.41	$18.48	$17.98

Net asset value, offering price and redemption price
per share — Advisor Class	$35.98	$10.04	$10.85	$24.19	$18.34

Net asset value, offering price and redemption price
per share — Institutional Class	$35.88	$10.02	$10.90	$24.29	$18.38

*	On purchases of $100,000 or more, the sales charge is reduced (Note 8).
**	Redemption price is equal to net asset value less contingent deferred sales charges, if applicable
(Note 8).

156	See notes to financial statements	157

Statements of Operations
FIRST INVESTORS INCOME FUNDS
Six Months Ended March 31, 2016

	CASH	BALANCED	FLOATING	FUND FOR
	MANAGEMENT	INCOME	RATE	INCOME
Investment Income
Interest	$144,723	$64,934	$2,356,690	$20,983,070
Dividends	—	85,372 (a)	—	—
Total income	144,723	150,306	2,356,690	20,983,070
Expenses (Notes 1 and 3):
Advisory fees	289,605	36,501	364,151	2,382,086
Distribution plan expenses – Class A	N/A	15,331	86,777	835,017
Distribution plan expenses – Class B	1,135	N/A	N/A	15,703
Shareholder servicing costs – Class A	227,347	5,263	48,246	462,346
Shareholder servicing costs – Class B	531	N/A	N/A	4,504
Shareholder servicing costs – Advisor Class	N/A	11	45,518	45,074
Shareholder servicing costs – Institutional Class	384	16	1,602	7,799
Professional fees	17,474	36,053	27,784	49,018
Custodian fees	7,743	8,003	24,053	15,622
Registration fees	52,745	25,000	28,091	47,501
Reports to shareholders	10,794	6,979	7,886	18,427
Trustees' fees	3,067	220	3,207	17,636
Other expenses	12,825	3,645	61,551	62,903

Total expenses	623,650	137,022	698,866	3,963,636
Less: Expenses waived and/or assumed (Note 3)	(477,596)	(77,438)	(104,087)	(79,607)
Expenses paid indirectly (Note 1G)	(1,331)	(195)	(1,462)	(5,842)
Net expenses	144,723	59,389	593,317	3,878,187
Net investment income	—	90,917	1,763,373	17,104,883

Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized loss on investments	—	(10,043)	(1,468,336)	(28,839,902)
Net unrealized gain on investments	—	486,794	545,002	23,623,567
Net gain (loss) on investments	—	476,751	(923,334)	(5,216,335)

Net Increase in Net Assets Resulting from Operations	$—	$567,668	$840,039	$11,888,548

(a) Net of $252 foreign taxes withheld.

158	See notes to financial statements	159

Statements of Operations
FIRST INVESTORS INCOME FUNDS
Six Months Ended March 31, 2016

		INTERNATIONAL		LIMITED
		OPPORTUNITIES	INVESTMENT	DURATION HIGH	STRATEGIC
	GOVERNMENT	BOND	GRADE	QUALITY BOND	INCOME
Investment Income
Interest	$4,307,080	$2,592,451 (a)	$10,610,050	$631,167	$4,005
Dividends from affiliate (Note 2)	—	—	—	—	2,650,652
Total income	4,307,080	2,592,451	10,610,050	631,167	2,654,657
Expenses (Notes 1 and 3):
Advisory fees	1,098,570	504,621	1,795,193	287,245	33,888
Distribution plan expenses – Class A	391,368	100,863	684,236	48,043	202,840
Distribution plan expenses – Class B	12,137	N/A	16,680	N/A	N/A
Shareholder servicing costs – Class A	215,230	71,679	336,615	21,436	86,504
Shareholder servicing costs – Class B	3,467	N/A	5,597	N/A	N/A
Shareholder servicing costs – Advisor Class	44,559	47,392	46,469	45,479	70
Shareholder servicing costs – Institutional Class	2,474	1,784	2,638	1,773	N/A
Professional fees	26,461	19,128	40,071	13,623	40,404
Custodian fees	12,303	24,983	13,681	5,528	7,719
Registration fees	40,497	23,750	53,497	31,062	27,752
Reports to shareholders	10,378	6,953	13,698	5,117	4,875
Trustees’ fees	8,909	3,610	14,544	2,212	3,603
Other expenses	28,305	18,405	29,844	15,470	9,785
Total expenses	1,894,658	823,168	3,052,763	476,988	417,440
Less: Expenses waived and/or assumed (Note 3)	(183,095)	(20,883)	(295,419)	(110,964)	—
Expenses paid indirectly (Note 1G)	(2,574)	(272)	(2,046)	(908)	(1,457)
Net expenses	1,708,989	802,013	2,755,298	365,116	415,983
Net investment income	2,598,091	1,790,438	7,854,752	266,051	2,238,674
Realized and Unrealized Gain (Loss) on Investments, Affiliate and
Foreign Currency Transactions (Notes 2 and 7):
Net realized gain (loss) on:
Investments	242,887	(997,668)	(689,852)	4,060	(71)
Affiliate	—	—	—	—	(1,941,433)
Capital gain distribution from affiliate	—	—	—	—	253,996
Foreign currency transactions	—	347,310	—	—	—
Net realized gain (loss) on investments, affiliate and
foreign currency transactions	242,887	(650,358)	(689,852)	4,060	(1,687,508)
Net unrealized gain on:
Investments	715,639	6,199,177	6,714,915	442,312	—
Affiliate	—	—	—	—	2,110,278
Foreign currency transactions	—	1,410,875	—	—	—

Net unrealized gain on investments, affiliate and
foreign currency transactions	715,639	7,610,052	6,714,915	442,312	2,110,278

Net gain on investments, affiliate and
foreign currency transactions	958,526	6,959,694	6,025,063	446,372	422,770

Net Increase in Net Assets Resulting
from Operations	$3,556,617	$8,750,132	$13,879,815	$712,423	$2,661,444

(a) Net of $61,787 foreign taxes withheld.

160	See notes to financial statements	161

Statements of Operations
FIRST INVESTORS EQUITY FUNDS
Six Months Ended March 31, 2016

	EQUITY			GROWTH &
	INCOME		GLOBAL	INCOME		INTERNATIONAL
Investment Income
Dividends	$8,438,431	(a)	$3,334,935 (b)	$22,247,324	(c)	$2,464,909	(d)
Interest	32,343		15,059	71,450		6,438

Total income	8,470,774		3,349,994	22,318,774		2,471,347

Expenses (Notes 1 and 3):
Advisory fees	2,047,730		2,226,520	5,831,325		1,323,076
Distribution plan expenses – Class A	756,531		503,336	2,291,425		302,685
Distribution plan expenses – Class B	18,610		16,408	92,287		9,636
Shareholder servicing costs – Class A	356,285		323,818	1,118,525		230,118
Shareholder servicing costs – Class B	5,499		4,817	21,508		3,509
Shareholder servicing costs – Advisor Class	16,125		46,502	35,018		45,573
Shareholder servicing costs – Institutional Class	766		461	658		368
Professional fees	29,393		25,731	83,314		16,888
Custodian fees	13,215		58,045	29,637		47,823
Registration fees	54,497		47,499	63,004		32,142
Reports to shareholders	13,745		14,686	46,005		12,332
Trustees’ fees	14,840		12,477	45,645		7,140
Other expenses	29,919		37,789	84,963		21,250

Total expenses	3,357,155		3,318,089	9,743,314		2,052,540
Less: Expenses waived (Note 3)	—		(117,185)	—		—
Expenses paid indirectly (Note 1G)	(2,466)		(1,214)	(7,633)		(664)

Net expenses	3,354,689		3,199,690	9,735,681		2,051,876

Net investment income	5,116,085		150,304	12,583,093		419,471

Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency Transactions (Note 2):
Net realized gain (loss) on:
Investments	5,195,019		(26,958,691)	8,864,722		23,414
Foreign currency transactions	—		(47,065)	—		9,056

Net realized gain (loss) on investments and
foreign currency transactions	5,195,019		(27,005,756)	8,864,722		32,470

Net unrealized appreciation of investments and
foreign currency transactions	31,327,696		33,117,547	60,475,213		13,438,818

Net gain on investments and foreign currency transactions	36,522,715		6,111,791	69,339,935		13,471,288

Net Increase in Net Assets Resulting from Operations	$41,638,800		$6,262,095	$81,923,028		$13,890,759

(a) Net of $22,259 foreign taxes withheld
(b) Net of $127,322 foreign taxes withheld
(c) Net of $33,514 foreign taxes withheld
(d) Net of $269,277 foreign taxes withheld

162	See notes to financial statements	163

Statements of Operations
FIRST INVESTORS EQUITY FUNDS
Six Months Ended March 31, 2016

			REAL	SELECT	SPECIAL	TOTAL
	OPPORTUNITY		ESTATE	GROWTH	SITUATIONS	RETURN
Investment Income
Dividends	$8,961,674	(e)	$1,789,781	$3,264,480	$6,227,908	$6,615,709	(f)
Interest	76,228		—	7,777	23,003	4,009,350

Total income	9,037,902		1,789,781	3,272,257	6,250,911	10,625,059

Expenses (Notes 1 and 3):
Advisory fees	3,200,864		229,385	1,561,264	1,971,319	2,935,641
Distribution plan expenses – Class A	1,249,073		21,698	542,669	650,641	1,202,912
Distribution plan expenses – Class B	46,088		N/A	19,624	17,145	40,386
Shareholder servicing costs – Class A	687,597		18,184	304,881	399,107	580,878
Shareholder servicing costs – Class B	10,802		N/A	4,935	5,196	8,995
Shareholder servicing costs – Advisor Class	49,449		41,558	15,591	41,315	338
Shareholder servicing costs – Institutional Class	669		80	570	896	4,600
Professional fees	46,034		48,459	24,038	26,104	44,183
Custodian fees	18,483		1,473	10,097	15,533	22,058
Registration fees	61,123		69,692	52,747	49,247	61,751
Reports to shareholders	27,547		10,427	12,641	16,686	22,710
Trustees’ fees	24,020		1,573	11,202	13,014	22,453
Other expenses	50,041		4,234	19,449	29,481	52,375

Total expenses	5,471,790		446,763	2,579,708	3,235,684	4,999,280
Less: Expenses waived and/or assumed (Note 3)	—		(80,228)	—	(28,546)	—
Expenses paid indirectly (Note 1G)	(5,203)		(590)	(1,530)	(2,913)	(4,948)

Net expenses	5,466,587		365,945	2,578,178	3,204,225	4,994,332

Net investment income	3,571,315		1,423,836	694,079	3,046,686	5,630,727

Realized and Unrealized Gain (Loss) on Investments (Note 2):

Net realized gain (loss) on investments	5,269,875		(136,531)	17,230,265	(4,788,259)	1,063,609

Net unrealized appreciation (depreciation) of investments	12,294,937		6,744,405	(10,243,582)	5,614,987	22,204,160

Net gain on investments	17,564,812		6,607,874	6,986,683	826,728	23,267,769

Net Increase in Net Assets Resulting from Operations	$21,136,127		$8,031,710	$7,680,762	$3,873,414	$28,898,496

(e) Net of $1,144 foreign taxes withheld
(f) Net of $10,066 foreign taxes withheld

164	See notes to financial statements	165

Statements of Changes in Net Assets
FIRST INVESTORS INCOME FUNDS

	CASH		BALANCED			FUND
	MANAGEMENT		INCOME	FLOATING RATE		FOR INCOME
	10/1/2015 to	10/1/2014 to	10/1/2015 to	10/1/2015 to	10/1/2014 to	10/1/2015 to	10/1/2014 to
	3/31/2016	9/30/2015	3/31/2016 *	3/31/2016	9/30/2015	3/31/2016	9/30/2015
Increase (Decrease) in Net Assets From Operations
Net investment income	$—	$—	$90,917	$1,763,373	$2,924,668	$17,104,883	$30,891,498
Net realized loss on investments	—	—	(10,043)	(1,468,336)	(2,287,337)	(28,839,902)	(15,066,252)
Net unrealized appreciation (depreciation) of investments	—	—	486,794	545,002	(547,178)	23,623,567	(35,320,472)

Net increase (decrease) in net assets resulting
from operations	—	—	567,668	840,039	90,153	11,888,548	(19,495,226)
Dividends to Shareholders
Net investment income – Class A	—	—	(73,294)	(832,326)	(1,651,739)	(14,146,970)	(31,122,480)
Net investment income – Class B	—	—	N/A	N/A	N/A	(63,928)	(170,838)
Net investment income – Advisor Class	N/A	N/A	(717)	(824,278)	(1,387,153)	(1,231,525)	(2,154,704)
Net investment income – Institutional Class	—	—	(822)	(182,244)	(203,347	(1,448,580)	(2,774,913)

Total dividends	—	—	(74,833)	(1,838,848)	(3,242,239)	(16,891,003)	(36,222,935)

Share Transactions
Class A:
Proceeds from shares sold	105,317,257	188,680,191	15,678,349	6,707,724	16,227,394	21,613,462	56,372,212
Reinvestment of dividends	—	—	72,346	805,271	1,602,638	12,261,968	26,804,294
Cost of shares redeemed	(99,041,177)	(187,201,946)	(279,138)	(4,421,041)	(9,445,295)	(40,941,877)	(89,743,444)

	6,276,080	1,478,245	15,471,557	3,091,954	8,384,737	(7,066,447)	(6,566,938)
Class B:
Proceeds from shares sold	304,509	402,446	N/A	N/A	N/A	100,581	335,094
Reinvestment of dividends	—	—	N/A	N/A	N/A	51,338	133,486
Cost of shares redeemed	(262,376)	(519,111)	N/A	N/A	N/A	(514,469)	(1,489,533)

	42,133	(116,665)	N/A	N/A	N/A	(362,550)	(1,020,953)

Advisor Class:
Proceeds from shares sold	N/A	N/A	100,010	8,370,598	21,065,167	18,405,958	31,328,538
Reinvestment of dividends	N/A	N/A	717	822,306	1,382,219	1,227,433	2,117,050
Cost of shares redeemed	N/A	N/A	—	(3,228,954)	(5,957,676)	(2,636,913)	(19,431,815)

	N/A	N/A	100,727	5,963,950	16,489,710	16,996,478	14,013,773

Institutional Class:
Proceeds from shares sold	981,683	1,209,104	130,312	4,006,520	11,763,251	6,676,275	12,712,337
Reinvestment of dividends	—	—	821	4,849	25,267	75,853	607,766
Cost of shares redeemed	(466,158)	(1,537,953)	—	(374,206)	(6,462,400)	(10,341,712)	(380,862)

	515,525	(328,849)	131,133	3,637,163	5,326,118	(3,589,584)	12,939,241

Net increase from share transactions	6,833,738	1,032,731	15,703,417	12,693,067	30,200,565	5,977,897	19,365,123

Net increase (decrease) in net assets	6,833,738	1,032,731	16,196,252	11,694,258	27,048,479	975,442	(36,353,038)

Net Assets
Beginning of period	112,119,829	111,087,098	—	117,681,040	90,632,561	664,026,855	700,379,893

End of period†	$118,953,567	$112,119,829	$16,196,252	$129,375,298	$117,681,040	$665,002,297	$664,026,855

†Includes undistributed net investment income (deficit) of	$—	$—	$16,084	$(413,195)	$(337,720)	$(6,344,787)	$(6,658,667)

*From October 1, 2015 (commencement of operations) to March 31, 2016.

166	See notes to financial statements	167

Statements of Changes in Net Assets
FIRST INVESTORS INCOME FUNDS

	CASH		BALANCED				FUND
	MANAGEMENT		INCOME		FLOATING RATE		FOR INCOME
	10/1/2015 to	10/1/2014 to	10/1/2015 to		10/1/2015 to	10/1/2014 to	10/1/2015 to	10/1/2014 to
	3/31/2016	9/30/2015	3/31/2016	*	3/31/2016	9/30/2015	3/31/2016	9/30/2015
Shares Issued and Redeemed
Class A:
Sold	105,317,257	188,680,191	1,554,827		709,542	1,666,860	9,135,694	22,197,151
Issued for dividends reinvested	—	—	7,114		85,244	164,946	5,186,684	10,597,619
Redeemed	(99,041,177)	(187,201,946)	(27,680)		(467,425)	(972,258)	(17,365,479)	(35,402,127)

Net increase (decrease) in Class A shares outstanding	6,276,080	1,478,245	1,534,261		327,361	859,548	(3,043,101)	(2,607,357)

Class B:
Sold	304,509	402,446	N/A		N/A	N/A	42,426	133,419
Issued for dividends reinvested	—	—	N/A		N/A	N/A	21,739	52,815
Redeemed	(262,376)	(519,111)	N/A		N/A	N/A	(218,730)	(584,990)

Net increase (decrease) in Class B shares outstanding	42,133	(116,665)	N/A		N/A	N/A	(154,565)	(398,756)

Advisor Class:
Sold	N/A	N/A	10,001		885,032	2,163,592	7,839,177	12,284,664
Issued for dividends reinvested	N/A	N/A	71		87,093	142,291	519,795	838,705
Redeemed	N/A	N/A	—		(342,172)	(611,893)	(1,124,019)	(7,666,834)

Net increase in Advisor Class shares outstanding	N/A	N/A	10,072		629,953	1,693,990	7,234,953	5,456,535

Institutional Class:
Sold	981,683	1,209,104	13,006		426,494	1,211,598	2,817,120	4,969,991
Issued for dividends reinvested	—	—	81		512	2,603	31,979	238,961
Redeemed	(466,158)	(1,537,953)	—		(39,695)	(662,209)	(4,387,705)	(151,240)

Net increase (decrease) in Institutional Class
shares outstanding	515,525	(328,849)	13,087		387,311	551,992	(1,538,606)	5,057,712

*From October 1, 2015 (commencement of operations) to March 31, 2016.

168	See notes to financial statements	169

Statements of Changes in Net Assets
FIRST INVESTORS INCOME FUNDS

			INTERNATIONAL				LIMITED DURATION
	GOVERNMENT		OPPORTUNITIES BOND		INVESTMENT GRADE		HIGH QUALITY BOND
	10/1/2015 to	10/1/2014 to	10/1/2015 to	10/1/2014 to	10/1/2015 to	10/1/2014 to	10/1/2015 to	10/1/2014 to
	3/31/2016	9/30/2015	3/31/2016	9/30/2015	3/31/2016	9/30/2015	3/31/2016	9/30/2015
Increase (Decrease) in Net Assets From Operations
Net investment income	$2,598,091	$5,495,197	$1,790,438	$1,954,192	$7,854,752	$15,986,319	$266,051	$327,829
Net realized gain (loss) on investments and
foreign currency transactions	242,887	508,308	(650,358)	(1,276,847)	(689,852)	4,891,028	4,060	(5,345)
Net unrealized appreciation (depreciation) of investments
and foreign currency transactions	715,639	595,745	7,610,052	(14,673,919)	6,714,915	(14,533,465)	442,312	160,513
Net increase (decrease) in net assets resulting
from operations	3,556,617	6,599,250	8,750,132	(13,996,574)	13,879,815	6,343,882	712,423	482,997
Dividends to Shareholders
Net investment income – Class A	(2,616,789)	(6,284,056)	(989,781)	(2,294,314)	(8,863,055)	(18,811,340)	(369,574)	(374,031)
Net investment income – Class B	(13,559)	(40,261)	N/A	N/A	(50,520)	(137,263)	N/A	N/A
Net investment income – Advisor Class	(590,306)	(983,837)	(838,724)	(1,318,823)	(1,340,545)	(2,173,339)	(584,177)	(727,935)
Net investment income – Institutional Class	(201,598)	(277,127)	(195,704)	(586,454)	(378,489)	(1,004,576)	(176,249)	(122,625)
Total dividends	(3,422,252)	(7,585,281)	(2,024,209)	(4,199,591)	(10,632,609)	(22,126,518)	(1,130,000)	(1,224,591)
Share Transactions
Class A:
Proceeds from shares sold	16,606,430	22,736,328	3,046,053	10,795,963	31,969,230	64,028,514	13,967,507	20,758,682
Reinvestment of dividends	2,477,514	5,929,898	949,631	2,206,234	8,302,619	17,580,395	359,981	368,085
Cost of shares redeemed	(24,049,753)	(51,829,306)	(7,890,619)	(13,802,724)	(38,193,919)	(84,613,640)	(3,058,220)	(2,923,219)
	(4,965,809)	(23,163,080)	(3,894,935)	(800,527)	2,077,930	(3,004,731	11,269,268	18,203,548
Class B:
Proceeds from shares sold	154,940	227,686	N/A	N/A	317,020	480,991	N/A	N/A
Reinvestment of dividends	13,028	38,392	N/A	N/A	48,938	132,854	N/A	N/A
Cost of shares redeemed	(265,090)	(1,001,688)	N/A	N/A	(761,074)	(1,606,746)	N/A	N/A
	(97,122)	(735,610)	N/A	N/A	(395,116)	(992,901)	N/A	N/A
Advisor Class:
Proceeds from shares sold	9,306,103	20,916,906	10,704,844	24,726,998	13,453,426	27,816,452	7,729,508	16,943,269
Reinvestment of dividends	588,392	980,039	836,307	1,314,831	1,336,105	2,161,838	582,466	726,768
Cost of shares redeemed	(3,591,067)	(5,282,685)	(2,789,902)	(3,203,191)	(4,403,318)	(9,123,361)	(2,693,493)	(2,406,247)
	6,303,428	16,614,260	8,751,249	22,838,638	10,386,213	20,854,929	5,618,481	15,263,790
Institutional Class:
Proceeds from shares sold	4,072,281	18,491,366	423,381	5,543,928	7,486,367	6,813,608	14,142,740	7,903,190
Reinvestment of dividends	6,951	68,616	8,650	117,098	35,374	258,070	1,587	23,070
Cost of shares redeemed	(3,970,998)	(15,338,142)	(11,948,532)	(163,462)	(89,302)	(13,616,604)	(43,244)	(6,235,545)
	108,234	3,221,840	(11,516,501)	5,497,564	7,432,439	(6,544,926)	14,101,083	1,690,715
Net increase (decrease) from share transactions	1,348,731	(4,062,590)	(6,660,187)	27,535,675	19,501,466	10,312,371	30,988,832	35,158,053
Net increase (decrease) in net assets	1,483,096	(5,048,621)	65,736	9,339,510	22,748,672	(5,470,265)	30,571,255	34,416,459

Net Assets
Beginning of period	332,586,823	337,635,444	139,402,626	130,063,116	540,965,847	546,436,112	74,101,279	39,684,820
End of period†	$334,069,919	$332,586,823	$139,468,362	$139,402,626	$563,714,519	$540,965,847	$104,672,534	$74,101,279
†Includes undistributed net investment income (deficit) of	$(727,847)	$96,314	$(4,357,452)	$(4,123,681)	$(13,384,689)	$(10,606,832)	$(1,525,943)	$(661,994)

170	See notes to financial statements	171

Statements of Changes in Net Assets
FIRST INVESTORS INCOME FUNDS

			INTERNATIONAL				LIMITED DURATION
	GOVERNMENT		OPPORTUNITIES BOND		INVESTMENT GRADE		HIGH QUALITY BOND
	10/1/2015 to	10/1/2014 to	10/1/2015 to	10/1/2014 to	10/1/2015 to	10/1/2014 to	10/1/2015 to	10/1/2014 to
	3/31/2016	9/30/2015	3/31/2016	9/30/2015	3/31/2016	9/30/2015	3/31/2016	9/30/2015
Shares Issued and Redeemed
Class A:
Sold	1,541,296	2,088,784	353,833	1,143,107	3,345,404	6,481,146	1,440,584	2,109,083
Issued for dividends reinvested	229,977	544,048	110,382	236,312	867,995	1,778,652	37,144	37,457
Redeemed	(2,233,155)	(4,761,934)	(919,933)	(1,480,513)	(4,001,470)	(8,571,448)	(315,407)	(297,576)

Net increase (decrease) in Class A shares outstanding	(461,882)	(2,129,102)	(455,718)	(101,094)	211,929	(311,650)	1,162,321	1,848,964

Class B:
Proceeds from shares sold	14,435	20,883	N/A	N/A	33,494	48,899	N/A	N/A
Issued for dividends reinvested	1,212	3,530	N/A	N/A	5,155	13,513	N/A	N/A
Cost of shares redeemed	(24,660)	(92,010)	N/A	N/A	(80,211)	(162,547)	N/A	N/A

Net decrease in Class B shares outstanding	(9,013)	(67,597)	N/A	N/A	(41,562)	(100,135)	N/A	N/A

Advisor Class:
Proceeds from shares sold	862,690	1,921,902	1,241,177	2,652,774	1,403,656	2,813,445	794,175	1,716,139
Issued for dividends reinvested	54,536	89,969	96,941	141,696	139,212	218,769	59,904	73,663
Cost of shares redeemed	(332,697)	(485,035)	(323,889)	(341,032)	(459,903)	(920,368)	(276,788)	(244,128)

Net increase in Advisor Class shares outstanding	584,529	1,526,836	1,014,229	2,453,438	1,082,965	2,111,846	577,291	1,545,674

Institutional Class:
Sold	376,420	1,695,349	48,797	586,609	779,493	686,431	1,454,606	801,095
Issued for dividends reinvested	642	6,280	1,000	12,596	3,689	26,108	163	2,338
Redeemed	(365,670)	(1,398,152)	(1,386,577)	(17,746)	(9,368)	(1,398,255)	(4,450)	(632,276)

Net increase (decrease) in Institutional Class
shares outstanding	11,392	303,477	(1,336,780)	581,459	773,814	(685,716)	1,450,319	171,157

172	See notes to financial statements	173

Statements of Changes in Net Assets
FIRST INVESTORS INCOME FUNDS

	STRATEGIC INCOME
	10/1/2015 to	10/1/2014 to
	3/31/2016	9/30/2015
Increase (Decrease) in Net Assets From Operations
Net investment income	$2,238,674	$4,269,180

Net realized loss on investments and affiliate	(1,941,504)	(229,431)
Capital gain distributions from affiliate (Note 2)	253,996	274,361
Net unrealized appreciation (depreciation)	2,110,278	(7,633,115)
of investments and affiliate
Net increase (decrease) in net assets resulting	2,661,444	(3,319,005)
from operations

Distributions to Shareholders
Net investment income – Class A	(2,531,359)	(4,250,570)
Net investment income – Class B	N/A	N/A

Net investment income – Advisor Class	(6,908)	(13,030)
Net investment income – Institutional Class	N/A	N/A

Net realized gains – Class A	(253,425)	(801,079)
Net realized gains – Class B	N/A	N/A

Net realized gains – Advisor Class	(571)	(2,497)
Net realized gains – Institutional Class	N/A	N/A

Total distributions	(2,792,263)	(5,067,176)
Share Transactions
Class A:
Proceeds from shares sold	14,997,993	51,014,186
Reinvestment of distributions	2,687,925	4,892,843

Cost of shares redeemed	(10,082,161)	(17,348,984)
	7,603,757	38,558,045
Class B:
Proceeds from shares sold	N/A	N/A
Reinvestment of distributions	N/A	N/A
Cost of shares redeemed	N/A	N/A
	N/A	N/A
Advisor Class:
Proceeds from shares sold	68,657	183,408
Reinvestment of distributions	7,479	15,496
Cost of shares redeemed	(53,069)	(194,201)
	23,067	4,703
Institutional Class:
Proceeds from shares sold	N/A	N/A
Reinvestment of distributions	N/A	N/A
Cost of shares redeemed	N/A	N/A
	N/A	N/A
Net increase from share transactions	7,626,824	38,562,748
Net increase in net assets	7,496,005	30,176,567
Net Assets
Beginning of period	132,039,298	101,862,731
End of period†	$139,535,303	$132,039,298

†Includes undistributed net investment income of	$17,575	$317,168

174	See notes to financial statements

	STRATEGIC INCOME
	10/1/2015 to	10/1/2014 to
	3/31/2016	9/30/2015
Shares Issued and Redeemed
Class A:
Sold	1,621,610	5,237,519
Issued for distributions reinvested	291,195	503,915

Redeemed	(1,093,965)	(1,790,431)

Net increase in Class A shares outstanding	818,840	3,951,003

Class B:
Proceeds from shares sold	N/A	N/A
Issued for distributions reinvested	N/A	N/A

Cost of shares redeemed	N/A	N/A

Net increase in Class B shares outstanding	N/A	N/A

Advisor Class:
Proceeds from shares sold	7,520	18,657
Issued for distributions reinvested	812	1,596
Cost of shares redeemed	(5,739)	(19,853)

Net increase in Advisor Class shares outstanding	2,593	400

Institutional Class:
Sold	N/A	N/A
Issued for distributions reinvested	N/A	N/A
Redeemed	N/A	N/A

Net increase in Institutional Class shares outstanding	N/A	N/A

175

Statements of Changes in Net Assets
FIRST INVESTORS EQUITY FUNDS

	EQUITY INCOME		GLOBAL		GROWTH & INCOME		INTERNATIONAL
	10/1/2015 to	10/1/2014 to	10/1/2015 to	10/1/2014 to	10/1/2015 to	10/1/2014 to	10/1/2015 to	10/1/2014 to
	3/31/2016	9/30/2015	3/31/2016	9/30/2015	3/31/2016	9/30/2015	3/31/2016	9/30/2015
Increase (Decrease) in Net Assets From Operations
Net investment income	$5,116,085	$8,834,644	$150,304	$354,718	$12,583,093	$16,766,700	$419,471	$1,177,991
Net realized gain (loss) on investments and
foreign currency transactions	5,195,019	19,155,363	(27,005,756)	25,797,010	8,864,722	94,097,022	32,470	(7,234,671)
Net unrealized appreciation (depreciation) of investments and
foreign currency transactions	31,327,696	(52,104,589)	33,117,547	(25,481,813)	60,475,213	(207,594,775)	13,438,818	(1,841,871)
Net increase (decrease) in net assets resulting
from operations	41,638,800	(24,114,582)	6,262,095	669,915	81,923,028	(96,731,053)	13,890,759	(7,898,551)
Distributions to Shareholders
Net investment income – Class A	(4,843,130)	(7,764,142)	(128,304)	—	(11,497,821)	(13,548,001)	(811,325)	(712,515)
Net investment income – Class B	(20,712)	(35,071)	—	—	(74,135)	(47,198)	(4,061)	—
Net investment income – Advisor Class	(510,088)	(640,384)	(177,083)	—	(1,421,558)	(1,481,022)	(315,211)	(140,251)
Net investment income – Institutional Class	(87,178)	(150,672)	(4,497)	—	(89,620)	(109,473)	(12,370)	(18,281)
Net realized gains – Class A	(19,115,339)	(23,687,499)	(18,139,773)	(57,930,649)	(68,462,248)	(74,526,500)	—	—
Net realized gains – Class B	(145,747)	(250,819)	(220,201)	(798,140)	(899,318)	(1,191,667)	—	—
Net realized gains – Advisor Class	(1,660,874)	(1,557,015)	(6,790,693)	(12,698,968)	(6,915,132)	(6,144,693)	—	—
Net realized gains – Institutional Class	(325,938)	(368,685)	(159,100)	(522,230)	(430,015)	(449,195)	—	—
Total distributions	(26,709,006)	(34,454,287)	(25,619,651)	(71,949,987)	(89,789,847)	(97,497,749)	(1,142,967)	(871,047)
Share Transactions
Class A:
Proceeds from shares sold	29,496,782	72,214,654	18,909,424	39,149,881	78,342,282	176,073,369	14,724,770	34,322,329
Reinvestment of distributions	23,705,138	31,157,447	18,063,683	57,247,510	79,426,520	87,532,440	804,813	707,912
Cost of shares redeemed	(35,158,061)	(75,721,110)	(20,204,879)	(42,810,677)	(98,917,153)	(224,370,769)	(12,204,207)	(26,787,203)
	18,043,859	27,650,991	16,768,228	53,586,714	58,851,649	39,235,040	3,325,376	8,243,038
Class B:
Proceeds from shares sold	105,742	405,159	146,063	528,779	840,972	1,676,093	78,960	194,517
Reinvestment of distributions	166,459	284,695	220,201	796,759	971,884	1,236,146	4,038	—
Cost of shares redeemed	(637,255)	(2,114,353)	(459,542)	(1,190,031)	(3,180,924)	(6,693,763)	(470,876)	(920,495)
	(365,054)	(1,424,499)	(93,278)	135,507	(1,368,068)	(3,781,524)	(387,878)	(725,978)
Advisor Class:
Proceeds from shares sold	9,034,911	22,718,011	26,901,506	61,955,545	28,828,143	69,126,846	12,431,723	30,826,438
Reinvestment of distributions	2,154,030	2,187,179	6,964,958	12,687,159	8,297,086	7,597,309	314,171	139,818
Cost of shares redeemed	(3,201,900)	(14,707,043)	(5,434,470)	(11,240,272)	(8,641,012)	(43,145,322)	(3,590,540)	(6,399,457)
	7,987,041	10,198,147	28,431,994	63,402,432	28,484,217	33,578,833	9,155,354	24,566,799
Institutional Class:
Proceeds from shares sold	3,624,685	3,376,843	173,295	392,755	565,740	1,078,751	198,638	444,822
Reinvestment of distributions	250,890	154,468	163,597	522,230	519,635	558,667	12,370	18,281
Cost of shares redeemed	(8,090,545)	(205,211)	(47,603)	(492,398)	(349,410)	(914,920)	(134,826)	(395,447)
	(4,214,970)	3,326,100	289,289	422,587	735,965	722,498	76,182	67,656
Net increase from share transactions	21,450,876	39,750,739	45,396,233	117,547,240	86,703,763	69,754,847	12,169,034	32,151,515
Net increase (decrease) in net assets	36,380,670	(18,818,130)	26,038,677	46,267,168	78,836,944	(124,473,955)	24,916,826	23,381,917
Net Assets
Beginning of period	537,443,618	556,261,748	452,298,131	406,030,963	1,666,728,180	1,791,202,135	257,054,540	233,672,623
End of period†	$573,824,288	$537,443,618	$478,336,808	$452,298,131	$1,745,565,124	$1,666,728,180	$281,971,366	$257,054,540
†Includes undistributed net investment income of	$2,102,276	$2,447,299	$79,804	$239,384	$5,409,157	$5,909,198	$419,423	$1,142,919

176	See notes to financial statements	177

Statements of Changes in Net Assets
FIRST INVESTORS EQUITY FUNDS

	EQUITY INCOME		GLOBAL		GROWTH & INCOME		INTERNATIONAL
	10/1/2015 to	10/1/2014 to	10/1/2015 to	10/1/2014 to	10/1/2015 to	10/1/2014 to	10/1/2015 to	10/1/2014 to
	3/31/2016	9/30/2015	3/31/2016	9/30/2015	3/31/2016	9/30/2015	3/31/2016	9/30/2015
Shares Issued and Redeemed
Class A:
Sold	3,207,343	7,336,596	2,643,235	4,901,776	3,846,109	7,787,049	1,133,837	2,600,533
Issued for distributions reinvested	2,563,394	3,209,850	2,460,992	7,684,230	3,846,000	3,935,976	60,467	54,835
Redeemed	(3,851,229)	(7,705,002)	(2,843,125)	(5,352,471)	(4,887,517)	(9,912,533)	(943,748)	(2,031,442)

Net increase in Class A shares outstanding	1,919,508	2,841,444	2,261,102	7,233,535	2,804,592	1,810,492	250,556	623,926

Class B:
Sold	11,767	41,958	25,189	78,767	44,563	79,295	6,434	15,517
Issued for distributions reinvested	18,355	29,766	37,322	130,402	50,645	59,459	321	—
Redeemed	(71,756)	(218,351)	(79,692)	(179,418)	(168,831)	(316,708)	(38,350)	(73,691)

Net increase (decrease) in Class B shares outstanding	(41,634)	(146,627)	(17,181)	29,751	(73,623)	(177,954)	(31,595)	(58,174)

Advisor Class:
Sold	978,718	2,306,935	3,711,995	7,646,436	1,413,157	3,040,101	949,605	2,303,344
Issued for distributions reinvested	232,692	225,617	936,150	1,684,881	399,546	340,669	23,393	10,772
Redeemed	(351,973)	(1,476,879)	(761,616)	(1,398,555)	(425,478)	(1,865,063)	(276,352)	(484,106)

Net increase in Advisor Class shares outstanding	859,437	1,055,673	3,886,529	7,932,762	1,387,225	1,515,707	696,646	1,830,010

Institutional Class:
Sold	377,681	347,901	24,664	48,763	28,269	47,708	15,318	33,320
Issued for distributions reinvested	26,981	15,831	21,901	69,078	25,120	25,118	920	1,407
Redeemed	(855,447)	(20,738)	(6,411)	(61,001)	(17,359)	(40,741)	(10,364)	(29,837)

Net increase (decrease) in Institutional Class
shares outstanding	(450,785)	342,994	40,154	56,840	36,030	32,085	5,874	4,890

178	See notes to financial statements	179

Statements of Changes in Net Assets
FIRST INVESTORS EQUITY FUNDS

	OPPORTUNITY		REAL ESTATE		SELECT GROWTH		SPECIAL SITUATIONS
	10/1/2015 to	10/1/2014 to	10/1/2015 to	4/6/2015 to	10/1/2015 to	10/1/2014 to	10/1/2015 to	10/1/2014 to
	3/31/2016	9/30/2015	3/31/2016	9/30/2015 *	3/31/2016	9/30/2015	3/31/2016	9/30/2015
Increase (Decrease) in Net Assets From Operations
Net investment income	$3,571,315	$1,035,051	$1,423,836	$404,033	$694,079	$788,190	$3,046,686	$443,836
Net realized gain (loss) on investments	5,269,875	79,081,123	(136,531)	24,636	17,230,265	46,613,802	(4,788,259)	29,671,829
Net unrealized appreciation (depreciation) of investments	12,294,937	(92,521,856)	6,744,405	(2,448,175)	(10,243,582)	(25,403,387)	5,614,987	(30,358,590)
Net increase (decrease) in net assets resulting
from operations	21,136,127	(12,405,682)	8,031,710	(2,019,506)	7,680,762	21,998,605	3,873,414	(242,925)

Distributions to Shareholders
Net investment income – Class A	(932,093)	(1,230,423)	(163,904)	(68,828)	(632,707)	(33,918)	(320,349)	(614,851)
Net investment income – Class B	—	—	N/A	N/A	(352)	—	—	—
Net investment income – Advisor Class	(93,491)	(78,489)	(560,583)	(309,011)	(144,240)	(23,472)	(61,500)	(83,726)
Net investment income – Institutional Class	(9,572)	(18,948)	(13,124)	(8,900)	(10,456)	(4,324)	(10,970)	(33,545)
Net realized gains – Class A	(69,557,929)	(53,444,769)	(35,427	—	(34,595,217)	—	(24,838,426)	(22,889,551)
Net realized gains – Class B	(945,973)	(913,751)	N/A	N/A	(437,190)	—	(251,921)	(282,955)
Net realized gains – Advisor Class	(4,434,484)	(2,495,521)	(111,064)	—	(4,961,052)	—	(2,451,492)	(1,540,363)
Net realized gains – Institutional Class	(363,565)	(255,417)	(2,496)	—	(349,534)	—	(334,021)	(307,598)
Total distributions	(76,337,107)	(58,437,318)	(886,598)	(386,739)	(41,130,748)	(61,714)	(28,268,679)	(25,752,589)

Share Transactions
Class A:
Proceeds from shares sold	63,301,657	136,372,505	5,567,459	12,123,983	29,347,994	54,416,494	30,360,351	62,551,504
Reinvestment of distributions	69,999,981	54,304,871	192,018	67,795	34,969,346	33,809	24,976,809	23,373,326
Cost of shares redeemed	(51,744,264)	(111,164,893)	(711,579)	(301,713)	(24,005,826)	(52,380,060)	(27,069,942)	(56,620,386)
	81,557,374	79,512,483	5,047,898	11,890,065	40,311,514	2,070,243	28,267,218	29,304,444
Class B:
Proceeds from shares sold	471,170	880,576	N/A	N/A	227,837	429,281	240,776	405,103
Reinvestment of distributions	940,954	913,334	N/A	N/A	428,944	—	251,791	282,325
Cost of shares redeemed	(1,428,861)	(3,260,835)	N/A	N/A	(726,334)	(1,488,363)	(532,328)	(1,245,404)
	(16,737)	(1,466,925)	N/A	N/A	(69,553)	(1,059,082)	(39,761)	(557,976)
Advisor Class:
Proceeds from shares sold	13,572,740	26,801,133	8,694,939	43,112,696	11,686,641	23,956,222	9,838,623	18,421,121
Reinvestment of distributions	4,476,994	2,559,289	670,643	308,971	5,025,297	23,442	2,498,447	1,621,689
Cost of shares redeemed	(4,763,460)	(12,916,191)	(2,990,757)	(765,928)	(3,441,264)	(10,552,736)	(1,990,987)	(5,321,986)
	13,286,274	16,444,231	6,374,825	42,655,739	13,270,674	13,426,928	10,346,083	14,720,824
Institutional Class:
Proceeds from shares sold	631,139	1,039,954	90,077	1,048,520	396,393	802,590	468,143	795,472
Reinvestment of distributions	373,137	274,365	15,620	8,900	359,991	4,324	344,991	341,142
Cost of shares redeemed	(262,444)	(593,271)	(19,144)	(496)	(203,444)	(450,856)	(229,311)	(666,944)
	741,832	721,048	86,553	1,056,924	552,940	356,058	583,823	469,670
Net increase from share transactions	95,568,743	95,210,837	11,509,276	55,602,728	54,065,575	14,794,147	39,157,363	43,936,962
Net increase in net assets	40,367,763	24,367,837	18,654,388	53,196,483	20,615,589	36,731,038	14,762,098	17,941,448

Net Assets
Beginning of period	881,197,051	856,829,214	53,196,483	—	407,153,260	370,422,222	480,547,860	462,606,412
End of period†	$921,564,814	$881,197,051	$71,850,871	$53,196,483	$427,768,849	$407,153,260	$495,309,958	$480,547,860
†Includes undistributed net investment income of	$3,571,179	$1,035,020	$703,519	$17,294	$693,936	$787,612	$2,669,244	$15,377

*From April 6, 2015 (commencement of operations) to September 30, 2015.

180	See notes to financial statements	181

Statements of Changes in Net Assets
FIRST INVESTORS EQUITY FUNDS

	OPPORTUNITY		REAL ESTATE		SELECT GROWTH		SPECIAL SITUATIONS
	10/1/2015 to	10/1/2014 to	10/1/2015 to	4/6/2015 to	10/1/2015 to	10/1/2014 to	10/1/2015 to	10/1/2014 to
	3/31/2016	9/30/2015	3/31/2016	9/30/2015 *	3/31/2016	9/30/2015	3/31/2016	9/30/2015
Shares Issued and Redeemed
Class A:
Sold	1,736,258	3,318,481	599,611	1,299,792	2,622,896	4,524,618	1,240,298	2,296,761
Issued for distributions reinvested	1,920,965	1,372,375	19,800	7,665	3,125,053	2,865	1,003,488	892,452
Redeemed	(1,435,065)	(2,705,324)	(77,020)	(33,521)	(2,158,804)	(4,363,924)	(1,115,816)	(2,072,629)
Net increase in Class A shares outstanding	2,222,158	1,985,532	542,391	1,273,936	3,589,145	163,559	1,127,970	1,116,584

Class B:
Proceeds from shares sold	16,231	26,080	N/A	N/A	21,939	40,379	12,772	18,935
Issued for distributions reinvested	32,257	28,077	N/A	N/A	43,725	—	13,148	13,685
Cost of shares redeemed	(48,408)	(96,523)	N/A	N/A	(74,298)	(139,374)	(27,807)	(58,315)

Net increase (decrease) in Class B shares outstanding	80	(42,366)	N/A	N/A	(8,634)	(98,995)	(1,887)	(25,695)

Advisor Class:
Proceeds from shares sold	369,764	644,299	934,358	4,594,793	1,026,388	1,974,720	400,505	670,808
Issued for distributions reinvested	121,492	64,158	68,968	34,846	445,505	1,978	99,938	61,802
Cost of shares redeemed	(133,493)	(310,019)	(320,304)	(84,427)	(308,186)	(883,130)	(83,792)	(194,572)

Net increase in Advisor Class shares outstanding	357,763	398,438	683,022	4,545,212	1,163,707	1,093,568	416,651	538,038

Institutional Class:
Sold	17,603	25,177	9,690	106,509	36,257	66,313	19,708	29,003
Issued for distributions reinvested	10,159	6,904	1,611	1,005	31,801	364	13,745	12,966
Redeemed	(7,400)	(14,276)	(2,139)	(57)	(18,231)	(36,602)	(9,438)	(24,349)

Net increase in Institutional Class shares outstanding	20,362	17,805	9,162	107,457	49,827	30,075	24,015	17,620

*From April 6, 2015 (commencement of operations) to September 30, 2015.

182	See notes to financial statements	183

Statements of Changes in Net Assets
FIRST INVESTORS EQUITY FUNDS

	TOTAL RETURN
	10/1/2015 to	10/1/2014 to
	3/31/2016	9/30/2015
Increase (Decrease) in Net Assets From Operations
Net investment income	$5,630,727	$8,897,828
Net realized gain on investments	1,063,609	26,452,055
Net unrealized appreciation (depreciation) of investments	22,204,160	(60,504,263)
Net increase (decrease) in net assets resulting
from operations	28,898,496	(25,154,380)

Distributions to Shareholders
Net investment income – Class A	(6,229,719)	(11,458,210)
Net investment income – Class B	(31,698)	(28,623)
Net investment income – Advisor Class	(9,169)	(19,854)
Net investment income – Institutional Class	(281,301)	(333,411)
Net realized gains – Class A	(18,715,227)	(26,531,506)
Net realized gains – Class B	(193,359)	(334,083)
Net realized gains – Advisor Class	(24,883)	(45,598)
Net realized gains – Institutional Class	(709,203)	(97,905)

Total distributions	(26,194,559)	(38,849,190)

Share Transactions
Class A:
Proceeds from shares sold	63,951,841	146,851,394
Reinvestment of distributions	24,676,826	37,605,795
Cost of shares redeemed	(57,075,454)	(106,907,221)

	31,553,213	77,549,968
Class B:
Proceeds from shares sold	443,627	1,026,008
Reinvestment of distributions	224,744	362,686
Cost of shares redeemed	(962,512)	(2,508,178)

	(294,141)	(1,119,484)

Advisor Class:
Proceeds from shares sold	113,530	502,020
Reinvestment of distributions	30,285	62,481
Cost of shares redeemed	(203,091)	(1,615,735)

	(59,276)	(1,051,234)

Institutional Class:
Proceeds from shares sold	259,175	30,633,716
Reinvestment of distributions	990,504	431,287
Cost of shares redeemed	(1,517,106)	(631,455)

	(267,427)	30,433,548

Net increase from share transactions	30,932,369	105,812,798
Net increase in net assets	33,636,306	41,809,228

Net Assets
Beginning of period	824,170,689	782,361,461

End of period†	857,806,995	$824,170,689

†Includes undistributed net investment deficit of	$(5,661,359)	$(4,740,199)

184	See notes to financial statements

	TOTAL RETURN
	10/1/2015 to	10/1/2014 to
	3/31/2016	9/30/2015
Shares Issued and Redeemed
Class A:
Sold	3,500,478	7,527,965
Issued for distributions reinvested	1,345,250	1,955,683
Redeemed	(3,139,662)	(5,496,779)
Net increase in Class A shares outstanding	1,706,066	3,986,869

Class B:
Proceeds from shares sold	24,780	53,736
Issued for distributions reinvested	12,443	19,166
Cost of shares redeemed	(53,808)	(131,276)
Net decrease in Class B shares outstanding	(16,585)	(58,374)

Advisor Class:
Proceeds from shares sold	6,012	25,472
Issued for distributions reinvested	1,645	3,241
Cost of shares redeemed	(11,334)	(82,493)
Net decrease in Advisor Class shares outstanding	(3,677)	(53,780)

Institutional Class:
Sold	14,313	1,538,175
Issued for distributions reinvested	53,734	22,600
Redeemed	(82,176)	(32,545)

Net increase (decrease) in Institutional Class
shares outstanding	(14,129)	1,528,230

185

Notes to Financial Statements
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2016

1. Significant Accounting Policies—First Investors Income Funds (“Income Funds”) and First Investors Equity Funds (“Equity Funds”), each a Delaware statutory trust (each a “Trust”, collectively, “the Trusts”), are registered under the Investment Company Act of 1940 (the “1940 Act”) as open-end management investment companies and operate as series funds. The Income Funds issue shares of beneficial interest in the Cash Management Fund, Balanced Income Fund, Floating Rate Fund, Fund For Income, Government Fund, International Opportunities Bond Fund, Investment Grade Fund, Limited Duration High Quality Bond Fund and Strategic Income Fund. All of the Income Funds are diversified funds except International Opportunities Bond Fund which is a non-diversified fund. The Equity Funds issue shares of beneficial interest in the Equity Income Fund, Global Fund, Growth & Income Fund, International Fund, Opportunity Fund, Real Estate Fund, Select Growth Fund, Special Situations Fund and Total Return Fund (each a “Fund”, collectively, “the Funds”). All of the Equity Funds are diversified funds, except Real Estate Fund which is a non-diversified fund. The Trusts account separately for the assets, liabilities and operations of each Fund. The objective of each Fund as of March 31, 2016, is as follows:

Cash Management Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Balanced Income Fund seeks income as its primary objective and has a secondary objective of capital appreciation.

Floating Rate Fund seeks a high level of current income.

Fund For Income seeks high current income.

Government Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

International Opportunities Bond Fund seeks total return consisting of income and capital appreciation.

Investment Grade Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

Limited Duration High Quality Bond Fund seeks current income consistent with low volatility of principal.

Strategic Income Fund seeks a high level of current income.

Equity Income Fund seeks total return.

Global Fund seeks long-term capital growth.

186

Growth & Income Fund seeks long-term growth of capital and current income.

International Fund primarily seeks long-term capital growth.

Opportunity Fund seeks long-term capital growth.

Real Estate Fund seeks total return.

Select Growth Fund seeks long-term growth of capital.

Special Situations Fund seeks long-term growth of capital.

Total Return Fund seeks high, long-term total investment return consistent with moderate investment risk.

A. Security Valuation—Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter (“OTC”) market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities or an authorized pricing service. Fixed income securities, other than short-term debt securities held by the Cash Management Fund, are priced based upon valuations that are provided by a pricing service. Other securities may also be priced based upon valuations that are provided by pricing services approved by the Trusts’ Board of Trustees (the “Board”). The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. The net asset value of the Strategic Income Fund is derived from the net asset values of the underlying Funds in which it invests.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee of Foresters Investment Management Company, Inc. (“FIMCO”) decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use evaluated prices from a pricing service to fair value foreign equity securities in the event that fluctuation in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of

187

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2016

foreign securities in foreign currencies are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

In accordance with Accounting Standards Codification 820 “Fair Value Measurements and Disclosures” (“ASC 820”), investments held by the Funds are carried at “fair value”. As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the fund’s investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. The underlying Funds in which Strategic Income Fund invests are also categorized in Level 1. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Variable and floating rate,

188

corporate, sovereign and municipal bonds, asset backed, U.S. Government and U.S. Government Agency securities, pass-through certificates and loan participations are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized in Level 3. Short-term notes that are valued at amortized cost by the Cash Management Fund are categorized in Level 2. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of the unobservable valuation inputs.

The aggregate value by input level, as of March 31, 2016, for each Fund’s investments is included following each Fund’s portfolio of investments.

B. Federal Income Taxes—No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, such taxes. At September 30, 2015, capital loss carryovers were as follows:

						Capital Loss Carryovers
						Not Subject
		Year Capital Loss Carryovers Expire				to Expiration
						Long	Short
Fund	Total	2016	2017	2018	2019	Term	Term
Floating Rate	$187,767	$—	$—	$—	$—	$11,131	$176,636
Fund For Income	139,605,724	5,033,118	23,949,720	110,622,886	—	—	—
Government	13,043,564	1,063,550	—	—	40,595	—	11,939,419
Investment Grade	2,299,840	—	2,299,840	—	—	—	—
Limited Duration
High Quality Bond	15,824	—	—	—	—	—	15,824
International	23,181,274	—	—	19,627,323	2,191,242	1,178,506	184,203

As a result of the passage of the Regulated Investment Company Modernization Act of 2010 (“the Modernization Act of 2010”), losses incurred in fiscal year 2010 and beyond retain their character as short-term or long-term, have no expiration date and are utilized prior to capital loss carryovers occurring prior to the enactment of the Modernization Act of 2010.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions

189

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2016

taken on returns filed for open tax years 2013 – 2015, or expected to be taken in the Funds’ 2016 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, New York State, New York City and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C. Distributions to Shareholders—Dividends from net investment income of Balanced Income Fund, Floating Rate Fund, Fund For Income, Government Fund, Investment Grade Fund, Limited Duration High Quality Bond Fund, and Strategic Income Fund are generally declared daily and paid monthly. Prior to March 31, 2016, dividends from net investment income of International Opportunities Bond Fund were generally declared daily and paid monthly. Effective April 1, 2016, dividends from net investment income, if any, of International Opportunities Bond Fund are declared and paid quarterly. The Cash Management Fund declares distributions, if any, daily and pays distributions monthly. Distributions are declared from the total of net investment income plus or minus all realized short-term gains and losses on investments. Dividends from net investment income, if any, of Equity Income Fund, Growth & Income Fund, Real Estate Fund and Total Return Fund are declared and paid quarterly. Dividends from net investment income, if any, of Global Fund, International Fund, Opportunity Fund, Select Growth Fund, and Special Situations Fund are declared and paid annually. Distributions from net realized capital gains, if any, of each of the Funds are normally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales losses, post-October capital losses, late loss deferrals, net operating losses and foreign currency transactions.

D. Expense Allocation—Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of the Trusts are allocated among and charged to the assets of each Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Use of Estimates—The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts

190

of revenue and expense during the reporting period. Actual results could differ from those estimates.

F. Foreign Currency Translations—The accounting records of International Opportunities Bond Fund, Global Fund and International Fund are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated to U.S. dollars at the date of valuation. Purchases and sales of investment securities, dividend income and certain expenses are translated to U.S. dollars at the rates of exchange prevailing on the respective dates of such transactions.

International Opportunities Bond Fund, Global Fund and International Fund do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. These changes are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gains and losses on foreign currency transactions include gains and losses from the sales of foreign currency and gains and losses on accrued foreign dividends and related withholding taxes.

G. Other—Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold, except for financial reporting purposes, which is trade date. Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregate assets for these transactions. Cost of securities is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Interest income and estimated expenses are accrued daily. Bond discounts and premiums are accreted or amortized using the interest method. Withholding taxes on foreign dividends have been provided in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Bank of New York Mellon serves as custodian for the Funds and may provide credits against custodian charges based on uninvested cash balance of the Funds. For the six months ended March 31, 2016, the Income Funds and Equity Funds received credits in the amount of $16,073 and $10,251, respectively. Certain of the Income and Equity Funds reduced expenses through brokerage service arrangements. For the six months ended March 31, 2016, expenses were reduced by a total of $14 for certain of the Income Funds and $16,910 for certain of the Equity Funds under these arrangements.

191

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2016

2. Security Transactions—For the six months ended March 31, 2016, purchases and sales of securities and long-term U.S. Government obligations (excluding U.S. Treasury bills, short-term securities and foreign currencies) were as follows:

			Long-Term U.S.
	Securities		Government Obligations
	Cost of	Proceeds	Cost of	Proceeds
Fund	Purchases	of Sales	Purchases	of Sales
Balanced Income	$13,909,593	$1,129,706	$2,074,074	$295,477
Floating Rate	27,100,214	14,679,936	—	—
Fund For Income	152,165,571	138,067,444	—	—
Government	62,083,483	46,204,555	90,568,710	99,080,803
International Opportunities Bond	13,504,384	8,519,541	5,989,513	9,497,447
Investment Grade	105,501,189	87,403,783	—	—
Limited Duration
High Quality Bond	33,955,843	4,947,100	7,084,437	6,129,070
Strategic Income	40,398,523	34,077,883	—	—
Equity Income	61,922,768	58,482,204	—	—
Global	262,346,906	235,412,035	—	—
Growth & Income	192,554,529	209,875,078	—	—
International	39,376,844	23,782,872	—	—
Opportunity	175,834,389	159,811,603	—	—
Real Estate	18,093,296	7,253,431	—	—
Select Growth	101,899,910	86,138,591	—	—
Special Situations	133,272,050	91,538,314	—	—
Total Return	228,936,285	211,891,887	23,079,667	16,980,313

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At March 31, 2016, aggregate cost and net unrealized appreciation (depreciation) of securities for federal income tax purposes were as follows:

		Gross	Gross	Net Unrealized
	Aggregate	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Balanced Income	$15,797,855	$543,783	$66,902	$476,881
Floating Rate	127,905,698	512,114	1,821,031	(1,308,917)
Fund For Income	669,587,224	9,781,915	22,211,411	(12,429,496)
Government	327,065,219	7,374,603	918,840	6,455,763
International Opportunities
Bond	141,943,895	2,410,376	14,504,322	(12,093,946)
Investment Grade	546,711,239	14,450,577	9,873,311	4,577,266
Limited Duration
High Quality Bond	105,566,785	400,393	1,318,186	(917,793)
Strategic Income	143,754,536	368	6,795,953	(6,795,585)
Equity Income	444,599,644	144,292,045	15,462,555	128,829,490
Global	445,899,450	44,832,842	11,481,266	33,351,576
Growth & Income	1,199,906,121	591,026,446	38,349,218	552,677,228
International	217,610,047	65,529,521	4,153,218	61,376,303
Opportunity	690,276,189	265,363,022	27,818,459	237,544,563
Real Estate	65,848,344	5,636,574	1,422,212	4,214,362
Select Growth	347,859,594	89,492,153	10,043,241	79,448,912
Special Situations	435,953,003	82,783,019	25,636,625	57,146,394
Total Return	748,462,407	159,996,600	14,475,579	145,521,021

193

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2016

The Strategic Income Fund may invest in Institutional Class shares of the Cash Management Fund, Limited Duration High Quality Bond Fund, Government Fund, Investment Grade Fund, International Opportunities Bond Fund, Floating Rate Fund, Fund For Income, Equity Income Fund, Tax Exempt Income Fund and Tax Exempt Opportunities Fund. During the six months ended March 31, 2016, purchases and sales of shares, dividends, capital gain distributions received and realized gains (losses) recognized by Strategic Income Fund from investments in these Funds were as follows:

	Balance			Balance				Realized
	of Shares			of Shares				Gain (Loss)
	Held	Purchases/	Sales/	Held	Value	Dividend	Capital Gain	on Security
Fund	9/30/2015	Additions	Reductions	3/31/2016	3/31/2016	Income	Distributions	Transactions
Floating Rate	1,040,007	423,879	—	1,463,886	$13,877,637	$177,395	$—	$—
Fund For Income	20,412,467	2,749,208	(4,344,855)	18,816,820	44,784,032	1,372,727	—	(314,488)
Government	1,239,997	373,096	(361,448)	1,251,645	13,617,899	195,066	—	(1,458)
International
Opportunities Bond	2,138,577	37,176	(1,378,706)	797,047	7,269,069	187,055	—	(1,595,081)
Investment Grade	1,383,268	769,302	—	2,152,570	20,922,978	343,115	—	—
Limited Duration High
Quality Bond	676,382	1,450,665	—	2,127,047	20,717,439	174,662	—	—
Equity Income	849,529	382,215	(848,993)	382,751	3,559,588	53,004	253,996	(30,406)
Tax Exempt Income	690,033	38,335	—	728,368	7,210,839	147,628		—
	28,430,260	6,223,876	(6,934,002)	27,720,134	$131,959,481	$2,650,652	$253,996	$(1,941,433)

The financial statements of each of the Funds in which Strategic Income had investments as of March 31, 2016 are included in this report except Tax Exempt Income Fund, whose most recent financial statements as of December 31, 2015 are available and can be viewed by visiting our website www.foresters.com, by calling 1-800-423-4026 or by writing to us at the following address: Foresters Financial Services, Inc., 40 Wall Street, New York, NY 10005.

3. Advisory Fee and Other Transactions With Affiliates—Certain officers of the Trusts are officers of the Trusts’ investment adviser, FIMCO, their underwriter, Foresters Financial Services, Inc. (“FFS”) and their transfer agent, Foresters Investor Services, Inc. (“FIS”). Trustees of the Trusts who are not officers or directors of FIMCO or its affiliates are remunerated by the Funds. For the six months ended March 31, 2016, total trustees fees accrued by the Income Funds and Equity Funds amounted to $57,008 and $152,364, respectively.

The Investment Advisory Agreements provide as compensation to FIMCO for each Fund, an annual fee, payable monthly, at the following rates:

Cash Management Fund—.50% of the Fund’s average daily net assets. For the six months ended March 31, 2016, FIMCO has voluntarily waived the Fund’s entire

194

advisory fee of $289,605 and assumed $166,096 of other Fund expenses to prevent a negative yield on the Fund’s shares.

Balanced Income Fund—.70% on the first $300 million of the Fund’s average daily net assets, .65% on the next $200 million, .60% on the next $500 million, .55% on the next $1 billion, .50% on the next $1 billion, down to .45% on average daily net assets over $3 billion. For the six months ended March 31, 2016, FIMCO has waived, pursuant to an expense limitation agreement, the Fund’s entire advisory fee of $36,501 and assumed $40,937 of other Fund expenses to limit the Fund’s overall expense ratio (exclusive of certain expenses) to 1.15% on Class A shares, .82% on Advisor Class shares and .69% on Institutional Class shares.

Floating Rate Fund—.60% on the first $250 million of the Fund’s average daily net assets, .55% on the next $250 million, .50% on the next $500 million, .45% on the next $1 billion and .40% on average daily net assets over $2 billion. For the six months ended March 31, 2016, FIMCO has waived, pursuant to an expense limitation agreement, $104,087 in advisory fees to limit the Fund’s overall expense ratio (exclusive of certain expenses) to 1.10% on Class A shares, .90% on Advisor Class shares and .70% on Institutional Class shares.

Fund For Income and International Opportunities Bond Fund—.75% on the first $250 million of each Fund’s average daily net assets, .72% on the next $250 million, .69% on the next $250 million, .66% on the next $500 million, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $2.25 billion. For the six months ended March 31, 2016, FIMCO has voluntarily waived $79,607 in advisory fees on Fund For Income to limit the advisory fee to .70% of its average daily net assets.

Government, Investment Grade, and Limited Duration High Quality Bond—.66% on the first $500 million of each Fund’s average daily net assets, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $1.5 billion. For the six months ended March 31, 2016, FIMCO has voluntarily waived $183,095, in advisory fees on Government Fund to limit the advisory fee to .55% of its average daily net assets. For the six months ended March 31, 2016, FIMCO has voluntarily waived $295,419 in advisory fees on Investment Grade Fund to limit the advisory fee to .55% of its average daily net assets. For the six months ended March 31, 2016, FIMCO has waived, pursuant to an expense limitation agreement, $110,964 in advisory fees to limit the Limited Duration High Quality Bond Fund’s overall expense ratio (exclusive of certain expenses) to 1.05% on Class A shares, .75% on Advisor Class shares and .60% on Institutional Class shares.

Strategic Income Fund—.05% of the Fund’s average daily net assets.

195

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2016

Equity Income, Growth & Income, Real Estate, Opportunity and Select Growth Funds—.75% on the first $300 million of each Fund’s average daily net assets, .72% on the next $200 million, .69% on the next $250 million, .66% on the next $500 million, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $2.25 billion. For the six months ended March 31, 2016, FIMCO has waived, pursuant to an expense limitation agreement, $80,228 in advisory fees to limit the Real Estate Fund’s overall expense ratio (exclusive of certain expenses) to 1.45% on Class A shares, 1.12% on Advisor Class shares and 1.00% on Institutional Class shares.

Global Fund—.95% on the first $600 million, .92% on the next $400 million, .90% on the next $500 million and .88% on average daily net assets over $1.5 billion. For the six months ended March 31, 2016, FIMCO has voluntarily waived $117,185 in advisory fees to limit the advisory fee to .90% of the Fund’s average daily net assets.

International Fund—.98% on the first $300 million of the Fund’s average daily net assets, .95% on the next $300 million, .92% on the next $400 million, .90% on the next $500 million and .88% on average daily net assets over $1.5 billion.

Special Situations Fund—.90% on the first $200 million of the Fund’s average daily net assets, .75% on the next $300 million, .72% on the next $250 million, .69% on the next $250 million, .66% on the next $500 million and .64% on average daily net assets over $1.5 billion. For the six months ended March 31, 2016, FIMCO has voluntarily waived $28,546 in advisory fees to limit the advisory fee to .80% of the Fund’s average daily net assets.

Total Return Fund—.75% on the first $300 million of the Fund’s average daily net assets, .70% on the next $200 million, .65% on the next $500 million, .60% on the next $1 billion, .55% on the next $1 billion, down to .50% on average daily net assets over $3 billion.

For the six months ended March 31, 2016, total advisory fees accrued to FIMCO by the Income Funds and Equity Funds were $6,791,860 and $21,327,124, respectively, of which $1,140,215 and $225,959, respectively, was voluntarily waived by FIMCO as noted above.

FIMCO has entered into an expense limitation agreement with the Balanced Income Fund (“BIF”) to limit BIF’s total annual fund operating expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) to 1.15% of the average daily net assets on the Class A shares, .82% of the average daily net assets on Advisor Class shares and .69% of the average daily net assets on

196

Institutional Class shares. The agreement expires on January 31, 2017. FIMCO and BIF have agreed that any expenses of BIF assumed by FIMCO pursuant to this agreement be repaid to FIMCO by BIF within three years after the date the fee limitation and/or expense reimbursement has been made by FIMCO, provided that such repayment does not cause the expenses of BIF’s Class A shares, Advisor Class shares and Institutional Class shares to exceed the applicable expense ratio in place at the time the expenses are waived or assumed. For the period October 1, 2015 (commencement of operations) through March 31, 2016, FIMCO assumed $77,438 under the terms of the agreement of which $77,438 expires on September 30, 2019. The expense limitation agreement may be terminated or amended prior to January 31, 2017, with the approval of the Board.

FIMCO has entered into an expense limitation agreement with the Floating Rate Fund (“FRF”) to limit FRF’s total annual fund operating expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) to 1.10% of the average daily net assets on the Class A shares, .90% of the average daily net assets on Advisor Class shares and .70% of the average daily net assets on Institutional Class shares. The agreement expires on January 31, 2017. For the six months ended March 31, 2016, FIMCO assumed $104,087, under the terms of the agreement. FIMCO and FRF have agreed that any expenses of FRF assumed by FIMCO pursuant to this agreement be repaid to FIMCO by FRF within three years after the date the fee limitation and/or expense reimbursement has been made by FIMCO, provided that such repayment does not cause the expenses of FRF’s Class A shares, Advisor Class shares and Institutional Class shares to exceed the applicable expense ratio in place at the time the expenses are waived or assumed. For the period October 21, 2013 (commencement of operations) through March 31, 2016, FIMCO assumed $526,053 under the terms of the agreement of which $223,535 expires on September 30, 2017, $198,431 expires on September 30, 2018 and $104,087 expires on September 30, 2019. The expense limitation agreement may be terminated or amended prior to January 31, 2017, with the approval of the Board.

FIMCO had entered into an expense limitation agreement with the International Opportunities Bond Fund (“IOBF”) to limit IOBF’s total annual fund operating expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) to 1.30% of the average daily net assets on the Class A shares. The agreement expired on January 31, 2016. For the six months ended March 31, 2016, FIMCO assumed $20,883 under the terms of the agreement. FIMCO and IOBF have agreed that any expenses of IOBF assumed by FIMCO pursuant to this agreement be repaid to FIMCO by IOBF within three years after the date the fee limitation and/or

197

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2016

expense reimbursement has been made by FIMCO, provided that such repayment does not cause the expenses of IOBF’s Class A shares to exceed the applicable expense ratio in place at the time the expenses are waived or assumed. For the period August 20, 2012 (commencement of operations) to March 31, 2016, FIMCO assumed $663,596 under the terms of the agreement of which $278,248 expired on September 30, 2015, $228,243 expires on September 30, 2016, $94,746 expires on September 30, 2017 and $62,359 expires on September 30, 2018.

FIMCO has entered into an expense limitation agreement with the Limited Duration High Quality Bond Fund (“LDHQ”) to limit LDHQ’s total annual fund operating expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) to 1.05% of the average daily net assets on Class A shares, .75% of the average daily net assets on Advisor Class shares and .60% of the average daily net assets on Institutional Class shares. The agreement expires on January 31, 2017. For the six months ended March 31, 2016, FIMCO assumed $110,964, under the terms of the agreement. FIMCO and LDHQ have agreed that any expenses of LDHQ assumed by FIMCO pursuant to this agreement be repaid to FIMCO by LDHQ within three years after the date the fee limitation and/or expense reimbursement has been made by FIMCO, provided that such repayment does not cause the expenses of LDHQ’s Class A shares, Advisor Class shares and Institutional Class shares to exceed the applicable expense ratio in place at the time the expenses are waived or assumed. For the period May 19, 2014 (commencement of operations) to March 31, 2016, FIMCO assumed $433,252 under the terms of the agreement of which $143,148 expires on September 30, 2017, $179,140 expires on September 30, 2018 and $110,964 expires on September 30, 2019. The expense limitation agreement may be terminated or amended prior to January 31, 2017, with the approval of the Board.

FIMCO has entered into an expense limitation agreement with the Real Estate Fund (“REIT”) to limit REIT’s total annual fund operating expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) to 1.45% of the average daily net assets on the Class A shares, 1.12% of the average daily net assets on Advisor Class shares and 1.00% of the average daily net assets on Institutional Class shares. The agreement expires on January 31, 2017. For the six months ended March 31, 2016, FIMCO assumed $80,228, under the terms of the agreement. FIMCO and REIT have agreed that any expenses of REIT assumed by FIMCO pursuant to this agreement be repaid to FIMCO by REIT within three years after the date the fee limitation and/or expense reimbursement has been made by FIMCO, provided that

198

such repayment does not cause the expenses of REIT’s Class A shares, Advisor Class shares and Institutional Class shares to exceed the applicable expense ratio in place at the time the expenses are waived or assumed. For the period April 6, 2015 (commencement of operations) through March 31, 2016, FIMCO assumed $186,505 under the terms of the agreement of which $106,277 expires on September 30, 2018 and $80,228 expires on September 30, 2019. The expense limitation agreement may be terminated or amended prior to January 31, 2017, with the approval of the Board.

For the six months ended March 31, 2016, FFS, as underwriter, received from the Income Funds and Equity Funds $6,902,365 and $11,329,580, respectively, in commissions in connection with the sale of shares of the Funds, after allowing $30,378 and $58,031, respectively, to other dealers. For the six months ended March 31, 2016, shareholder servicing costs for the Income Funds and Equity Funds included $1,511,770 and $3,790,083, respectively, in transfer agent fees accrued to FIS, of which FIS voluntarily waived $21,895 on the Cash Management Fund and $20,883 on the International Opportunities Bond Fund.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund, other than the Cash Management Fund, is authorized to pay FFS a fee up to .30% of the average daily net assets of the Class A shares and 1% of the average daily net assets of the Class B shares on an annualized basis each fiscal year, payable monthly. The Cash Management Fund is authorized to pay FFS a fee up to 1% of the average daily net assets of the Class B shares. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the six months ended March 31, 2016, total distribution plan fees accrued to FFS by the Income Funds and Equity Funds amounted to $2,410,130 and $7,781,154, respectively.

Brandywine Global Investment Management, LLC, serves as investment subadviser to International Opportunities Bond Fund. Muzinich & Co., Inc., serves as investment subadviser to Floating Rate Fund and Fund For Income. Wellington Management Company LLP serves as investment subadviser to Global Fund. Smith Asset Management Group, L.P. serves as investment subadviser to Select Growth Fund. Vontobel Asset Management, Inc. serves as investment subadviser to International Fund. The subadvisers are paid by FIMCO and not by the Funds.

4. Restricted Securities—Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. Unless otherwise noted, these 144A securities are deemed to be liquid. At March 31, 2016, Floating Rate Fund held ten 144A securities with an aggregate value of $3,764,294 representing 2.9% of the Fund’s net assets, Fund

199

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2016

For Income held one hundred forty-four 144A securities with an aggregate value of $247,820,062 representing 37.3% of the Fund’s net assets, International Opportunities Bond Fund held six 144A securities with an aggregate value of $5,376,872 representing 3.9% of the Fund’s net assets, Investment Grade Fund held nineteen 144A securities with an aggregate value of $64,882,033 representing 11.5% of the Fund’s net assets, Limited Duration High Quality Bond Fund held eight 144A securities with an aggregate value of $5,061,140 representing 4.8% of the Fund’s net assets, Equity Income Fund held one 144A security with a value of $762,000 representing 0.1% of the Fund’s net assets, and Total Return Fund held eighteen 144A securities with an aggregate value of $22,268,786 representing 2.6% of the Fund’s net assets. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified investors. Unless otherwise noted, these Section 4(2) securities are deemed to be liquid. At March 31, 2016, Cash Management Fund held two Section 4(2) securities with an aggregate value of $5,998,665 representing 5.0% of the Fund’s net assets. These securities are valued as set forth in Note 1A.

5. Derivatives—Some of the Funds may invest in derivatives such as futures contracts and options on futures contracts (“options”), to increase income, hedge against changes in interest rates or enhance potential return.

The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a speci-fied amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for, among other purposes, the purpose of hedging against changes in the value of a Fund’s portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, the Funds are required to deposit with their custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash or U.S. Government securities generally equal to 3%-5% or less of the contract value. This amount is known as “initial margin.” An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a speci-fied exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury

200

obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called “variation margin,” to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund’s obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the futures or options markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the ability of the Funds’ investment adviser, FIMCO to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO’s prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used.

For the six months ended March 31, 2016, the Funds had no open investments in futures contracts or options.

6. High Yield Credit Risk—The investments of Floating Rate Fund and Fund For Income in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risks of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for holders of high-yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

201

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2016

7. Foreign Exchange Contracts—The International Opportunities Bond Fund may enter into foreign exchange contracts for the purchase or sale of foreign currencies at negotiated rates at future dates. These contracts are considered derivative instruments and the Fund may invest in them in order to hedge its currency exposure in bond positions or to gain currency exposure held by the Fund. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Foreign exchange contracts are “marked-to-market” daily at the applicable translation rate and the resulting unrealized gains and losses are reflected in the Fund’s assets. During the period, the Fund used currency forwards to hedge currency exposure from certain bonds as well as to gain currency exposure in certain countries.

The International Opportunities Bond Fund had the following foreign exchange contracts open at March 31, 2016:

						Unrealized
	Settlement	Foreign	Receive			Appreciation
Counterparty	Date	Currency	(Deliver)	Asset	Liability	(Depreciation)

HSBC	4/20/16	NOK	53,000,000	$6,405,066	$6,024,576	$380,490
HSBC	4/21/16	SEK	19,300,000	2,377,360	2,251,648	125,712
Citibank	5/11/16	EUR	3,860,000	4,392,303	4,331,885	60,417
Citibank	5/11/16	EUR	(4,990,000)	5,461,056	5,678,133	(217,077)
HSBC	5/16/16	CLP	1,958,000,000	2,922,824	2,649,168	273,656
HSBC	5/19/16	SEK	62,100,000	7,649,432	7,283,603	365,829
HSBC	5/27/16	CLP	930,400,000	1,388,864	1,276,882	111,982
Citibank	6/3/16	JPY	785,000,000	6,974,988	6,967,435	7,553
Citibank	6/3/16	JPY	(605,000,000)	5,342,965	5,375,628	(32,662)
BCI	6/7/16	GBP	7,500,000	10,771,838	10,563,037	208,801
HSBC	6/7/16	GBP	(9,650,000)	13,711,492	13,859,765	(148,273)
HSBC	6/13/16	CLP	662,000,000	988,207	913,544	74,663
BCI	6/15/16	INR	370,000,000	5,587,225	5,413,948	173,277
HSBC	6/24/16	CLP	1,335,000,000	1,992,835	1,898,599	94,236
HSBC	7/8/16	CLP	1,743,000,000	2,601,881	2,528,285	73,596
		Net unrealized gain on open foreign exchange contracts				$1,552,200

A summary of abbreviations for foreign currency appears at the end of the International Opportunities Bond Fund’s portfolio of investments.

Disclosures about Offsetting Assets and Liabilities—Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect

202

of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund may mitigate credit risk with respect to OTC derivative counterparties through credit support annexes included with an International Swaps and Derivatives Association, Inc. Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements may allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

The International Opportunities Bond Fund’s Statement of Assets and Liabilities (“SOAL”) presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the SOAL to present below. Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the SOAL and net amounts are presented below:

Description/Financial		Gross Amounts
Instrument/Statement		Presented in
of Assets and Liabilities		Statement of Assets	Financial
Category	Counterparty	and Liabilities	Instruments*	Net Amount
Unrealized gain on foreign
exchange contracts	BCI	$ 382,078	$ —	$382,078
	Citibank	67,970	(249,739)	(181,769)
	HSBC	1,500,164	(148,273)	1,351,891
	Total	$1,950,212	$(398,012)	$1,552,200
Unrealized loss on foreign
exchange contracts	BCI	$ —	$ —	$—
	Citibank	249,739	(249,739)	—
	HSBC	148,273	(148,273)	—
	Total	$ 398,012	$(398,012)	$—

During the six months ended March 31, 2016, the volume of derivative activity for the International Opportunities Bond Fund based on average monthly market values was $24,702,076 for forward foreign currency contracts (to buy) and $19,930,549 for forward foreign currency contracts (to sell).

203

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2016

Fair Value of Derivative Instruments—The fair value of derivative instruments on the International Opportunities Bond Fund as of March 31, 2016, was as follows:

	Assets Derivatives		Liability Derivatives

Derivatives not accounted for
as hedging instruments under	Statements of Assets		Statements of Assets
ASC 815	and Liabilities Location	Value	and Liabilities Location	Value
Foreign exchange contracts:	Unrealized appreciation		Unrealized depreciation
	of foreign exchange		of foreign exchange
	contracts	$1,950,212	contracts	$(398,012)

The effect of International Opportunities Bond Fund’s derivative instruments on the Statement of Operations are as follows:

Amount of Realized Gain or Loss Recognized on Derivatives
Derivatives not accounted	Net Realized Gain
for as hedging instruments	on Foreign Exchange
under ASC 815	Transactions
Foreign exchange transactions:
International Opportunities Bond Fund	$625,755

Amount of Change in Unrealized Appreciation or Depreciation Recognized on Derivatives
Derivatives not accounted	Net Unrealized Appreciation
for as hedging instruments	on Foreign Exchange
under ASC 815	Transactions
Foreign exchange transactions:
International Opportunities Bond Fund	$1,410,875

8. Capital—The Trusts are authorized to issue an unlimited number of shares of beneficial interest without par value. The Trusts consist of the Funds listed on the cover page, each of which is a separate and distinct series of the Trusts. Each Fund has designated four classes of shares, Class A, Class B, Advisor Class and Institutional Class shares (each, a “Class”) except for Cash Management Fund which has designated only Class A, Class B and Institutional Class shares, Strategic Income Fund which has designated only Class A and Advisor Class shares and Balanced Income Fund, Floating Rate Fund, International Opportunities Bond Fund, Limited Duration High Quality Bond Fund, and Real Estate Fund which have designated only Class A, Advisor Class and Institutional Class shares. Advisor Class and Institutional Class shares became available for sale to the public in May 2013 and October 2013, respectively. Not all classes of shares of each Fund may be available in all jurisdictions. Each share of each Class has an equal beneficial interest in the assets, has identical voting, dividend,

204

liquidation and other rights and is subject to the same terms and conditions except that expenses allocated to a Class may be borne solely by that Class as determined by the Board and a Class may have exclusive voting rights with respect to matters affecting only that Class. Cash Management Fund’s Class A, Class B and Institutional Class shares are sold without an initial sales charge; however, its Class B shares may only be acquired through an exchange of Class B shares from another First Investors eligible Fund or through the reinvestment of dividends on Class B shares and are generally subject to a contingent deferred sales charge at the rate of 4% in the first year and declining to 0% over a six-year period, which is payable to FFS as underwriter of the Trusts. The shares sold by the other Funds have a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 5.75% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 3. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. There are no sales charges associated with the purchase of Advisor Class and Institutional Class shares. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees and shareholder servicing costs) are allocated daily to each class of shares based upon the relative proportion of net assets to each class.

9. Litigation—The Blue Chip and Equity Income Funds have been named, and have received notice that they may be putative members of the proposed defendant class of shareholders, in a lawsuit filed in the United States Bankruptcy Court for the District of Delaware on November 1, 2010, by the Official Committee of Unsecured Creditors of Tribune Company (the “Committee”). The Committee is seeking to recover all payments made to beneficial owners of common stock in connection with a leveraged buyout of the Tribune Company (“LBO”), including payments made in connection with a 2007 tender offer into which the Blue Chip and Equity Income Funds tendered their shares of common stock of the Tribune Company. On December 9, 2011, the Blue Chip Fund was reorganized into the Growth & Income Fund pursuant to a Plan of Reorganization and Termination, whereby all of the assets of the Blue Chip Fund were transferred to the Growth & Income Fund, the Growth & Income Fund assumed all of the liabilities of the Blue Chip Fund, including any contingent liabilities with respect to pending or threatened litigation or actions, and shareholders of Blue Chip Fund became shareholders of Growth & Income Fund. The adversary proceeding brought by the Committee has been transferred to the Southern District of New York and administratively consolidated with other similar suits as discussed below. In addition, on June 2, 2011, the Blue Chip and Equity Income Funds were named as defendants in a lawsuit brought in connection with the Tribune Company’s LBO by Deutsche Bank

205

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2016

Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Bondholder Plaintiffs”) in the Supreme Court of the State of New York. The Blue Chip and Equity Income Funds have also been named in a similar suit filed on behalf of participants in Tribune defined-compensation plans (the “Retiree Plaintiffs”). As with the Bondholder Plaintiffs and the Committee, the Retiree Plaintiffs seek to recover payments of the proceeds of the LBO. (All of these suits have been removed to the United States District Court for the Southern District of New York and administratively consolidated with other substantially similar suits against other former Tribune shareholders (the “MDL Proceeding”)). On September 23, 2013, the Judge in the MDL Proceeding dismissed various state law constructive fraudulent transfer suits, resulting in the Funds being dismissed from the Bondholder and Retiree Plaintiffs’ actions. On September 30, 2013, counsel for the plaintiffs in those suits appealed the MDL Judge’s dismissal ruling to the Second Circuit. On March 24, 2016, the Second Circuit Court of Appeals affirmed the MDL Judge’s dismissal of the various state law constructive fraudulent transfer suits. Absent a reversal by the full Second Circuit or the U.S. Supreme Court, that lawsuit is now ended. The Committee lawsuit alleging a single claim for international fraudulent transfer remains, although motion to dismiss that lawsuit is pending before the District Court. The extent of the Funds’ potential liability in any such actions has not been determined. The Funds have been advised by counsel that the Funds could be held liable to return all or part of the proceeds received in any of these actions, as well as interest and court costs, even though the Funds had no knowledge of, or participation in, any misconduct. The Equity Income Fund received proceeds of $1,526,566 in connection with the LBO, representing 0.27% of its net assets as of March 31, 2016. The Blue Chip Fund received proceeds of $790,772 in connection with the LBO, representing 0.05% of the net assets of Growth & Income Fund as of March 31, 2016. The Equity Income and Growth & Income Funds cannot predict the outcomes of these proceedings, and thus have not accrued any of the amounts sought in the various actions in the accompanying financial statements.

10. New Fund—On February 18, 2016, the Board approved the establishment of a new series of the First Investors Equity Funds, First Investors Covered Call Strategy Fund (the “Fund”). The Fund is registered under the Investment Company Act of 1940 as a diversified fund and is authorized to issue an unlimited number of shares of beneficial interest of Class A, Advisor Class and Institutional Class. The primary investment objective of the Fund is to seek long-term capital appreciation. The Fund commenced operations on April 1, 2016.

206

11. Subsequent Events—Subsequent events occurring after March 31, 2016 have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

207

Financial Highlights
FIRST INVESTORS INCOME FUNDS

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each fiscal year ended
September 30 unless otherwise indicated.

				PER SHARE DATA								RATIOS/SUPPLEMENTAL DATA
																				Ratio to Average Net
						Less Distributions								Ratio to Average						Assets Before Expenses
		Investment Operations				from								Net Assets**						Waived or Assumed
	Net Asset			Net Realized					Net Asset													Net
	Value,	Net		and Unrealized	Total from	Net	Net		Value,			Net Assets		Net Expenses		Net Expenses		Net				Investment	Portfolio
	Beginning	Investment		Gain on	Investment	Investment	Realized	Total	End of	Total		End of Period		After Fee		Before Fee		Investment				Income	Turnover
	of Period	Income		Investments	Operations	Income	Gain	Distributions	Period	Return	*	(in thousands	)	Credits		Credits	***	Income		Expenses	***	(Loss )	Rate

CASH MANAGEMENT FUND
Class A
2011	$ 1.00	—		—	—	—	—	—	$ 1.00	0.00%		$148,171.17%				.17%		.00%		1.06%		(.89)%	N/A
2012	1.00	—		—	—	—	—	—	1.00	0.00		135,028.12				.12		.00		1.02		(.90)	N/A
2013	1.00	—		—	—	—	—	—	1.00	0.00		130,272.11				.11		.00		.97		(.86)	N/A
2014	1.00	—		—	—	—	—	—	1.00	0.00		108,088.08				.08		.00		1.02		(.94)	N/A
2015	1.00	—		—	—	—	—	—	1.00	0.00		109,566.10				.10		.00		1.08		(.98)	N/A
2016(k)	1.00	—		—	—	—	—	—	1.00	0.00		115,842.25			†	.25	†	.00	†	1.08	†	(.83 )†	N/A
Class B
2011	1.00	—		—	—	—	—	—	1.00	0.00		1,519.17				.17		.00		1.81		(1.64)	N/A
2012	1.00	—		—	—	—	—	—	1.00	0.00		896.12				.12		.00		1.77		(1.65)	N/A
2013	1.00	—		—	—	—	—	—	1.00	0.00		571.12				.12		.00		1.72		(1.60)	N/A
2014	1.00	—		—	—	—	—	—	1.00	0.00		404.08				.08		.00		1.64		(1.56)	N/A
2015	1.00	—		—	—	—	—	—	1.00	0.00		287.10				.10		.00		1.72		(1.62)	N/A
2016(k)	1.00	—		—	—	—	—	—	1.00	0.00		329.25			†	.25	†	.00	†	1.78	†	(1.53)†	N/A
Institutional Class
2013(i)	1.00	—		—	—	—	—	—	1.00	0.00	††	1.15			†	.15	†	.00	†	2.60	†	(2.45)†	N/A
2014	1.00	—		—	—	—	—	—	1.00	0.00		2,595.08				.08		.00		.66		(.58)	N/A
2015	1.00	—		—	—	—	—	—	1.00	0.00		2,267.10				.10		.00		.67		(.57)	N/A
2016(k)	1.00	—		—	—	—	—	—	1.00	0.00		2,782.26			†	.26	†	.00	†	.71	†	(.45 )†	N/A

BALANCED INCOME FUND
Class A
2016(e)	$10.00	$.09	(c)	$ .38	$.47	$.07	—	$.07	$10.40	4.68	%††	$15,955		1.15	%†	1.15	%†	1.74	%†	2.63	%†	.26%†	15	%††
Advisor Class
2016(e)	10.00	.10	(c)	.38	.48	.07	—	.07	10.41	4.83	††	105.82			†	.82	†	1.96	†	2.42	†	.36 †	15	††
Institutional Class
2016(e)	10.00	.11	(c)	.38	.49	.08	—	.08	10.41	4.89	††	136.69			†	.69	†	2.11	†	2.39	†	.41 †	15	††

208	209

Financial Highlights (continued)
FIRST INVESTORS INCOME FUNDS

				PER SHARE DATA								RATIOS/SUPPLEMENTAL DATA
																				Ratio to Average Net
																				Assets Before Expenses
						Less Distributions								Ratio to Average						Waived, Assumed
		Investment Operations				from								Net Assets**						or Reimbursed
	Net Asset			Net Realized					Net Asset
	Value,	Net		and Unrealized	Total from	Net	Net		Value,			Net Assets		Net Expenses		Net Expenses		Net				Net		Portfolio
	Beginning	Investment		Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total		End of Period		After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income		Investments	Operations	Income	Gain	Distributions	Period	Return	*	(in thousands	)	Credits		Credits	***	Income		Expenses	***	Income		Rate

FLOATING RATE FUND
Class A
2014(g)	$10.00	$.21	(c)	$(.10)	$ .11	$.23	—	$.23	$9.88	1.12	%††	$ 50,361		1.10	%†	1.10	%†	2.21	%†	1.58	%†	1.73	%†	26	%††
2015	9.88	.26	(c)	(.27)	(.01)	.29	—	.29	9.58	(.08)		57,101		1.10		1.10		2.72		1.33		2.49		49
2016(k)	9.58	.13	(c)	(.07)	.06	.14	—	.14	9.50	.60	††	59,701		1.10	†	1.10	†	2.78	†	1.32	†	2.56	†	13	††
Advisor Class
2014(g)	10.00	.25	(c)	(.11)	.14	.26	—	.26	9.88	1.43	††	34,942.90			†	.90	†	2.63	†	.95	†	2.58	†	26	††
2015	9.88	.28	(c)	(.26)	.02	.32	—	.32	9.58	.18		50,122.90				.90		2.92		1.03		2.79		49
2016(k)	9.58	.15	(c)	(.09)	.06	.15	—	.15	9.49	.62	††	55,643.90			†	.90	†	2.98	†	1.02	†	2.86	†	13	††
Institutional Class
2014(g)	10.00	.27	(c)	(.13)	.14	.28	—	.28	9.86	1.36	††	5,329.70			†	.70	†	2.76	†	1.06	†	2.40	†	26	††
2015	9.86	.30	(c)	(.25)	.05	.34	—	.34	9.57	.47		10,458.70				.70		3.17		.90		2.97		49
2016(k)	9.57	.16	(c)	(.09)	.07	.16	—	.16	9.48	.74	††	14,032.70			†	.70	†	3.19	†	.88	†	3.01	†	13	††

FUND FOR INCOME
Class A
2011	$ 2.49	$.17		$(.14)	$ .03	$.17	—	$.17	$2.35	1.00%		$504,839		1.27%		1.27%		6.43%		1.30%		6.40%		75%
2012	2.35	.16		.25	.41	.16	—	.16	2.60	17.79		602,370		1.26		1.26		6.01		1.29		5.98		54
2013	2.60	.15		(.01)	.14	.15	—	.15	2.59	5.55		647,603		1.23		1.23		5.17		1.25		5.15		60
2014	2.59	.12	(c)	.02	.14	.14	—	.14	2.59	5.38		621,618		1.21		1.21		4.67		1.23		4.65		47
2015	2.59	.11	(c)	(.18)	(.07)	.13	—	.13	2.39	(2.85)		567,249		1.21		1.21		4.39		1.23		4.37		47
2016(k)	2.39	.06	(c)	(.02)	.04	.06	—	.06	2.37	1.71	††	555,794		1.23	†	1.23	†	5.15	†	1.25	†	5.13	†	22	††
Class B
2011	2.49	.15		(.13)	.02	.16	—	.16	2.35	.38		7,580		1.97		1.97		5.75		2.00		5.72		75
2012	2.35	.13		.26	.39	.14	—	.14	2.60	17.01		5,659		1.96		1.96		5.31		1.99		5.28		54
2013	2.60	.13		(.01)	.12	.13	—	.13	2.59	4.84		5,001		1.99		1.99		4.42		2.01		4.40		60
2014	2.59	.10	(c)	.02	.12	.12	—	.12	2.59	4.67		4,690		2.02		2.02		3.86		2.04		3.84		47
2015	2.59	.09	(c)	(.18)	(.09)	.11	—	.11	2.39	(3.65)		3,376		2.01		2.01		3.60		2.03		3.58		47
2016(k)	2.39	.05	(c)	(.02)	.03	.05	—	.05	2.37	1.20	††	2,988		2.05	†	2.05	†	4.32	†	2.08	†	4.29	†	22	††
Advisor Class
2013(i)	2.66	.06		(.05)	.01	.08	—	.08	2.59	.23	††	1		1.03	†	1.03	†	4.59	†	5.13	†	.49	†	60	††
2014	2.59	.12	(c)	.02	.14	.14	—	.14	2.59	5.42		31,132.91				.91		4.83		.93		4.81		47
2015	2.59	.12	(c)	(.18)	(.06)	.14	—	.14	2.39	(2.47)		41,699.93				.93		4.65		.95		4.63		47
2016(k)	2.39	.07	(c)	(.03)	.04	.06	—	.06	2.37	1.84	††	58,568.96			†	.96	†	5.44	†	.99	†	5.41	†	22	††
Institutional Class
2013(i)	2.66	.03		(.01)	.02	.08	—	.08	2.60	.66	††	18,575.81			†	.81	†	4.93	†	.83	†	4.91	†	60	††
2014	2.60	.13	(c)	.02	.15	.15	—	.15	2.60	5.59		42,941.78				.78		5.07		.80		5.05		47
2015	2.60	.12	(c)	(.17)	(.05)	.15	—	.15	2.40	(2.28)		51,704.78				.78		4.81		.80		4.79		47
2016(k)	2.40	.07	(c)	(.02)	.05	.07	—	.07	2.38	1.96	††	47,653.79			†	.79	†	5.59	†	.82	†	5.56	†	22	††

210	211

Financial Highlights (continued)
FIRST INVESTORS INCOME FUNDS

				PER SHARE DATA								RATIOS/SUPPLEMENTAL DATA
																				Ratio to Average Net
						Less Distributions								Ratio to Average						Assets Before Expenses
		Investment Operations				from								Net Assets**						Waived or Assumed
	Net Asset			Net Realized					Net Asset									Net				Net
	Value,	Net		and Unrealized	Total from	Net	Net		Value,			Net Assets		Net Expenses		Net Expenses		Investment				Investment		Portfolio
	Beginning	Investment		Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total		End of Period		After Fee		Before Fee		Income				Income		Turnover
	of Period	Income		Investments	Operations	Income	Gain	Distributions	Period	Return	*	(in thousands	)	Credits		Credits	***	(Loss	)	Expenses	***	(Loss	)	Rate

GOVERNMENT FUND
Class A
2011	$11.36	$.36		$ .28	$ .64	$.41	—	$.41	$11.59	5.73%		$346,828		1.12%		1.12%		3.12%		1.23%		3.01%		35%
2012	11.59	.27		.04	.31	.38	—	.38	11.52	2.71		382,064		1.10		1.10		2.28		1.21		2.17		36
2013	11.52	.17		(.43)	(.26)	.32	—	.32	10.94	(2.29)		355,264		1.10		1.10		1.57		1.21		1.46		101
2014	10.94	.19	(c)	—	.19	.26	—	.26	10.87	1.71		289,928		1.07		1.07		1.76		1.18		1.65		138
2015	10.87	.17	(c)	.04	.21	.25	—	.25	10.83	1.90		265,856		1.08		1.08		1.60		1.19		1.49		82
2016(k)	10.83	.08		.03	.11	.11	—	.11	10.83	1.01	††	260,932		1.09	†	1.09	†	1.50	†	1.20	†	1.39	†	44	††
Class B
2011	11.35	.26		.29	.55	.33	—	.33	11.57	4.94		7,284		1.82		1.82		2.42		1.93		2.31		35
2012	11.57	.17		.07	.24	.30	—	.30	11.51	2.11		6,393		1.80		1.80		1.59		1.91		1.47		36
2013	11.51	.07		(.42)	(.35)	.24	—	.24	10.92	(3.06)		4,717		1.84		1.84		.82		1.95		.71		101
2014	10.92	.10	(c)	(.01)	.09	.17	—	.17	10.84	.86		3,255		1.89		1.89		.94		2.00		.83		138
2015	10.84	.08	(c)	.03	.11	.15	—	.15	10.80	1.04		2,514		1.91		1.91		.78		2.02		.67		82
2016(k)	10.80	.04	(c)	.03	.07	.06	—	.06	10.81	.65	††	2,419		1.91	†	1.91	†	.68	†	2.02	†	.57	†	44	††
Advisor Class
2013(i)	11.29	.10		(.30)	(.20)	.15	—	.15	10.94	(1.75	)††	1.95			†	.95	†	1.68	†	5.17	†	(2.54	)†	101	††
2014	10.94	.23	(c)	(.04)	.19	.27	—	.27	10.86	1.73		33,699.73				.73		2.06		.84		1.95		138
2015	10.86	.21	(c)	.03	.24	.26	—	.26	10.84	2.21		50,190.78				.78		1.89		.89		1.78		82
2016(k)	10.84	.10	(c)	.03	.13	.12	—	.12	10.85	1.21		56,565.79			†	.79	†	1.80	†	.90	†	1.69	†	44	††
Institutional Class
2013(i)	11.29	.14		(.31)	(.17)	.16	—	.16	10.96	(1.54	)††	4,656.68			†	.68	†	2.14	†	.81	†	2.01	†	101	††
2014	10.96	.24	(c)	(.01)	.23	.29	—	.29	10.90	2.08		10,753.65				.65		2.17		.76		2.06		138
2015	10.90	.22	(c)	.04	.26	.28	—	.28	10.88	2.38		14,027.65				.65		2.03		.76		1.92		82
2016(k)	10.88	.11	(c)	.02	.13	.13	—	.13	10.88	1.23		14,154.65			†	.66	†	1.93	†	.77	†	1.82	†	44	††

INTERNATIONAL OPPORTUNITIES BOND FUND
Class A
2012(j)	$10.00	$.01		$ .23	$ .24	$.02	$ —	$.02	$10.22	2.35	%††	$ 19,563		1.30	%†	1.30	%†	1.10	%†	9.76	%†	(6.12	)%†	5	%††
2013	10.22	.25		(.32)	(.07)	.30	.01	.31	9.84	(.72)		99,161		1.30		1.30		.68		1.83		.15		53
2014	9.84	.21	(c)	.07	.28	.27	—	.27	9.85	2.84		80,197		1.30		1.30		2.06		1.41		1.95		76
2015	9.85	.12	(c)	(1.06)	(.94)	.28	—	.28	8.63	(9.72)		69,394		1.30		1.30		1.29		1.38		1.21		61
2016(k)	8.63	.11	(c)	.46	.57	.13	—	.13	9.07	6.65	††	68,800		1.35	†	1.35	†	2.50	†	1.41	†	2.44	†	15	††
Advisor Class
2013(i)	10.23	.08		(.31)	(.23)	.15	—	.15	9.85	(2.26	)††	1		1.07	†	1.07	†	(1.43	)†	5.23	†	(5.59	)†	53	††
2014	9.85	.24	(c)	.04	.28	.28	—	.28	9.85	2.81		33,851		1.10		1.10		2.21		N/A		N/A		76
2015	9.85	.14	(c)	(1.06)	(.92)	.29	—	.29	8.64	(9.51)		50,912		1.04		1.04		1.56		N/A		N/A		61
2016(k)	8.64	.12	(c)	.46	.58	.13	—	.13	9.09	6.82	††	62,779		1.07	†	1.07	†	2.79	†	N/A		N/A		15	††
Institutional Class
2013(i)	10.23	.12		(.35)	(.23)	.15	—	.15	9.85	(2.26	)††	6,998.96			†	.96	†	(1.31	)†	N/A		N/A		53	††
2014	9.85	.25	(c)	.06	.31	.28	—	.28	9.88	3.19		16,014.93				.93		2.43		N/A		N/A		76
2015	9.88	.17	(c)	(1.08)	(.91)	.30	—	.30	8.67	(9.36)		19,097.90				.90		1.69		N/A		N/A		61
2016(k)	8.67	.12	(c)	.47	.59	.14	—	.14	9.12	6.86	††	7,890.92			†	.92	†	2.92	†	N/A		N/A		15	††

212	213

Financial Highlights (continued)
FIRST INVESTORS INCOME FUNDS

				PER SHARE DATA								RATIOS/SUPPLEMENTAL DATA
																				Ratio to Average Net
						Less Distributions								Ratio to Average						Assets Before Expenses
		Investment Operations				from								Net Assets**						Waived or Assumed
	Net Asset			Net Realized					Net Asset													Net
	Value,	Net		and Unrealized	Total from	Net	Net		Value,			Net Assets		Net Expenses		Net Expenses		Net				Investment		Portfolio
	Beginning	Investment		Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total		End of Period		After Fee		Before Fee		Investment				Income		Turnover
	of Period	Income		Investments	Operations	Income	Gain	Distributions	Period	Return	*	(in thousands	)	Credits		Credits	***	Income		Expenses	***	(Loss	)	Rate

INVESTMENT GRADE FUND
Class A
2011	$ 9.81	$.40		$(.16)	$ .24	$.43	—	$.43	$9.62	2.48%		$437,094		1.11%		1.11%		3.94%		1.22%		3.83%		34%
2012	9.62	.38		.68	1.06	.41	—	.41	10.27	11.22		531,896		1.08		1.08		3.54		1.19		3.43		40
2013	10.27	.35		(.46)	(.11)	.38	—	.38	9.78	(1.10)		543,955		1.07		1.07		3.20		1.18		3.09		33
2014	9.78	.31	(c)	.22	.53	.39	—	.39	9.92	5.50		475,090		1.05		1.05		3.11		1.16		3.00		49
2015	9.92	.28	(c)	(.17)	.11	.39	—	.39	9.64	1.12		458,704		1.04		1.04		2.85		1.15		2.74		36
2016(k)	9.64	.14	(c)	.10	.24	.19	—	.19	9.69	2.48	††	463,259		1.06	†	1.06	†	2.83	†	1.17	†	2.72	†	16	††
Class B
2011	9.81	.33		(.16)	.17	.36	—	.36	9.62	1.81		9,976		1.81		1.81		3.24		1.92		3.13		34
2012	9.62	.32		.66	.98	.34	—	.34	10.26	10.41		8,036		1.78		1.78		2.84		1.89		2.74		40
2013	10.26	.27		(.45)	(.18)	.32	—	.32	9.76	(1.82)		6,161		1.84		1.84		2.42		1.94		2.32		33
2014	9.76	.22	(c)	.22	.44	.33	—	.33	9.87	4.53		4,727		1.92		1.92		2.24		2.03		2.13		49
2015	9.87	.20	(c)	(.17)	.03	.33	—	.33	9.57	.27		3,623		1.92		1.92		1.98		2.03		1.87		36
2016(k)	9.57	.10	(c)	.09	.19	.14	—	.14	9.62	2.05	††	3,243		1.95	†	1.95	†	1.94	†	2.05	†	1.84	†	16	††
Advisor Class
2013(i)	10.23	.08		(.34)	(.26)	.19	—	.19	9.78	(2.53	)††	1.95			†	.95	†	2.64	†	5.17	†	(1.58	)†	33	††
2014	9.78	.34	(c)	.20	.54	.40	—	.40	9.92	5.61		44,351.69				.69		3.38		.80		3.27		49
2015	9.92	.31	(c)	(.16)	.15	.40	—	.40	9.67	1.53		63,614.73				.73		3.17		.84		3.06		36
2016(k)	9.67	.16	(c)	.09	.25	.19	—	.19	9.73	2.62	††	74,581.75			†	.75	†	3.14	†	.86	†	3.03	†	16	††
Institutional Class
2013(i)	10.23	.14		(.38)	(.24)	.20	—	.20	9.79	(2.37	)†	9,326.66			†	.66	†	3.06	†	.77	†	2.95	†	33	††
2014	9.79	.35	(c)	.23	.58	.43	—	.43	9.94	5.98		22,269.63				.63		3.51		.74		3.40		49
2015	9.94	.32	(c)	(.17)	.15	.43	—	.43	9.66	1.48		15,025.63				.63		3.26		.74		3.15		36
2016(k)	9.66	.16	(c)	.10	.26	.20	—	.20	9.72	2.78	††	22,632.64			†	.64	†	3.24	†	.75	†	3.13	†	16	††

LIMITED DURATION HIGH QUALITY BOND FUND
Class A
2014(f)	$10.00	$ —	(c)	$(.05)	$(.05)	$.06	—	$.06	$9.89	(.50	)%††	$ 8,911		1.05	%†	1.05	%†	.15	%†	3.37	%†	(2.17	)%†	19	%††
2015	9.89	.03	(c)	.04	.07	.20	—	.20	9.76	.67		26,852		1.05		1.05		.37		1.32		.10		57
2016(k)	9.76	.02	(c)	.04	.06	.11	—	.11	9.71	.64	††	37,976		1.05	†	1.05	†	.40	†	1.26	†	.19	†	13	††
Advisor Class
2014(f)	10.00	.02	(c)	(.05)	(.03)	.06	—	.06	9.91	(.28	)††	25,649.75			†	.75	†	.46	†	1.02	†	.19	†	19	††
2015	9.91	.06	(c)	.05	.11	.22	—	.22	9.80	1.08		40,502.75				.75		.66		1.09		.32		57
2016(k)	9.80	.03	(c)	.04	.07	.13	—	.13	9.74	.74	††	45,864.75			†	.75	†	.69	†	1.04	†	.40	†	13	††
Institutional Class
2014(f)	10.00	.02	(c)	(.03)	(.01)	.07	—	.07	9.92	(.14	)††	5,125.60			†	.60	†	.53	†	3.32	†	(2.19	)†	19	††
2015	9.92	.08	(c)	.04	.12	.23	—	.23	9.81	1.21		6,747.60				.60		.81		.92		.49		57
2016(k)	9.81	.04	(c)	.03	.07	.14	—	.14	9.74	.75	††	20,833.60			†	.60	†	.85	†	.86	†	.59	†	13	††

214	See notes to financial statements	215

Financial Highlights (continued)
FIRST INVESTORS INCOME FUNDS

				PER SHARE DATA									RATIOS/SUPPLEMENTAL DATA
																					Ratio to Average Net
						Less Distributions									Ratio to Average						Assets Before Expenses
		Investment Operations				from									Net Assets**						Waived or Assumed
	Net Asset			Net Realized						Net Asset													Net
	Value,	Net		and Unrealized	Total from	Net	Net			Value,			Net Assets		Net Expenses		Net Expenses		Net				Investment		Portfolio
	Beginning	Investment		Gain (Loss) on	Investment	Investment	Realized		Total	End of	Total		End of Period		After Fee		Before Fee		Investment				Income		Turnover
	of Period	Income		Investments	Operations	Income	Gain		Distributions	Period	Return	*	(in thousands	)	Credits		Credits	***	Income		Expenses	***	(Loss	)	Rate

STRATEGIC INCOME FUND
Class A
2013(h)	$10.00	$.14	(a)	$(.23)	$(.09)	$.13	$ —		$.13	$9.78	(.87	)%††	$ 47,344		1.30	%†(b)	1.30	%†(b)	2.88	%†(a)	2.10	%†(b)	2.08	%†(a)	19	%††
2014	9.78	.32	(a)(c)	.12	.44	.28	.00	(d)	.28	9.94	4.55		101,540.80			(b)	.80	(b)	3.18	(a)	.68	(b)	3.30	(a)	20
2015	9.94	.34	(a)(c)	(.57)	(.23)	.34	.07		.41	9.30	(2.37)		131,734.59			(b)	.59	(b)	3.55	(a)	N/A		N/A		40
2016(k)	9.30	.15	(a)(c)	.03	.18	.17	.02		.19	9.29	1.97	††	139,206.61			†(b)	.62	†(b)	3.30	†(a)	N/A		N/A		26	††
Advisor Class
2013(h)	10.00	.14	(a)	(.22)	(.08)	.15	—		.15	9.77	(.79	)††	1		1.00	†(b)	1.00	†(b)	2.89	†(a)	14.79	†(b)	(10.90	)†(a)	19	††
2014	9.77	.36	(a)(c)	.11	.47	.32	.00	(d)	.32	9.92	4.82		323.36			(b)	.36	(b)	3.62	(a)	.29	(b)	3.69	(a)	20
2015	9.92	.38	(a)(c)	(.56)	(.18)	.38	.07		.45	9.29	(1.93)		306.19			(b)	.19	(b)	3.95	(a)	N/A		N/A		40
2016(k)	9.29	.17	(a)(c)	.03	.20	.20	.02		.22	9.27	2.13	††	329.23			†(b)	.23	†(b)	3.68	†(a)	N/A		N/A		26	††

*	Calculated without sales charges.
**	Net of expenses waived or assumed (Note 3).
***	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1G).
†	Annualized
††	Not annualized
(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Based on average shares during the period.
(d)	Due to rounding, amount is less than .005 per share.
(e)	For the period October 1, 2015 (commencement of operations) to March 31, 2016.
(f)	For the period May 19, 2014 (commencement of operations) to September 30, 2014.
(g)	For the period October 21, 2013 (commencement of operations) to September 30, 2014.
(h)	For the period April 3, 2013 (commencement of operations) to September 30, 2013.
(i)	For the period April 1, 2013 (commencement of operations) to September 30, 2013.
(j)	For the period August 20, 2012 (commencement of operations) to September 30, 2012.
(k)	For the period October 1, 2015 to March 31, 2016.

216	See notes to financial statements	217

Financial Highlights
FIRST INVESTORS EQUITY FUNDS

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each fiscal year ended
September 30, except as otherwise indicated.

				PER SHARE DATA								RATIOS/SUPPLEMENTAL DATA
																				Ratio to Average Net
						Less Distributions								Ratio to Average						Assets Before Expenses
		Investment Operations				from								Net Assets**						Waived or Assumed
	Net Asset			Net Realized					Net Asset													Net
	Value,	Net		and Unrealized	Total from	Net	Net		Value,			Net Assets		Net Expenses		Net Expenses		Net				Investment		Portfolio
	Beginning	Investment		Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total		End of Period		After Fee		Before Fee		Investment				Income		Turnover
	of Period	Income		Investments	Operations	Income	Gain	Distributions	Period	Return	*	(in thousands	)	Credits		Credits	***	Income		Expenses	***	(Loss	)	Rate

EQUITY INCOME FUND(e)
Class A
2011	$ 6.50	$.11		$ (.30)	$ (.19)	$.11	$ —	$.11	$ 6.20	(3.12)%		$317,550		1.35%		1.35%		1.60%		N/A		N/A		29%
2012	6.20	.13		1.44	1.57	.10	—	.10	7.67	25.36		392,001		1.33		1.33		1.75		N/A		N/A		38
2013	7.67	.14		1.32	1.46	.14	—	.14	8.99	19.14		475,422		1.28		1.28		1.66		N/A		N/A		32
2014	8.99	.13	(a)	1.16	1.29	.14	.15	.29	9.99	14.48		510,981		1.21		1.22		1.33		N/A		N/A		27
2015	9.99	.15	(a)	(.54)	(.39)	.15	.46	.61	8.99	(4.31)		485,342		1.21		1.21		1.52		N/A		N/A		23
2016(f)	8.99	.08	(a)	.62	.70	.09	.35	.44	9.25	7.84	††	516,852		1.23	†	1.23	†	1.80	†	N/A		N/A		11	††
Class B
2011	6.40	.06		(.30)	(.24)	.06	—	.06	6.10	(3.87)		7,947		2.05		2.05		.90		N/A		N/A		29
2012	6.10	.08		1.42	1.50	.05	—	.05	7.55	24.56		6,939		2.03		2.03		1.02		N/A		N/A		38
2013	7.55	.09		1.28	1.37	.08	—	.08	8.84	18.21		6,337		2.05		2.05		.90		N/A		N/A		32
2014	8.84	.05	(a)	1.13	1.18	.05	.15	.20	9.82	13.49		5,721		2.06		2.06		.49		N/A		N/A		27
2015	9.82	.06	(a)	(.53)	(.47)	.07	.46	.53	8.82	(5.16)		3,847		2.06		2.06		.67		N/A		N/A		23
2016(f)	8.82	.04	(a)	.60	.64	.05	.35	.40	9.06	7.32	††	3,574		2.08	†	2.08	†	.94	†	N/A		N/A		11	††
Advisor Class
2013(d)	8.40	.08		.58	.66	.07	—	.07	8.99	7.87	††	1		1.01	†	1.01	†	1.78	†	4.68	%†	(1.89	)%†	32	††
2014	8.99	.17	(a)	1.13	1.30	.15	.15	.30	9.99	14.57		32,160.81				.81		1.71		N/A		N/A		27
2015	9.99	.19	(a)	(.55)	(.36)	.17	.46	.63	9.00	(3.96)		38,482.84				.84		1.90		N/A		N/A		23
2016(f)	9.00	.10	(a)	.61	.71	.10	.35	.45	9.26	8.01	††	47,539.86			†	.86	†	2.17	†	N/A		N/A		11	††
Institutional Class
2013(d)	8.40	.04		.63	.67	.05	—	.05	9.02	7.95	††	4,717.86			†	.86	†	1.74	†	.86	†	1.74	†	32	††
2014	9.02	.17	(a)	1.16	1.33	.17	.15	.32	10.03	14.88		7,399.80				.80		1.76		N/A		N/A		27
2015	10.03	.19	(a)	(.55)	(.36)	.17	.46	.63	9.04	(3.97)		9,773.81				.81		1.93		N/A		N/A		23
2016(f)	9.04	.10	(a)	.62	.72	.11	.35	.46	9.30	8.02	††	5,860.81			†	.81	†	2.25	†	N/A		N/A		11	††

218	219

Financial Highlights (continued)
FIRST INVESTORS EQUITY FUNDS

				PER SHARE DATA								RATIOS/SUPPLEMENTAL DATA
																				Ratio to Average Net
						Less Distributions								Ratio to Average						Assets Before Expenses
		Investment Operations				from								Net Assets**						Waived or Assumed
	Net Asset	Net		Net Realized					Net Asset									Net				Net
	Value,	Investment		and Unrealized	Total from	Net	Net		Value,			Net Assets		Net Expenses		Net Expenses		Investment				Investment	Portfolio
	Beginning	Income		Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total		End of Period		After Fee		Before Fee		Income				Income	Turnover
	of Period	(Loss	)	Investments	Operations	Income	Gain	Distributions	Period	Return	*	(in thousands	)	Credits		Credits	***	(Loss	)	Expenses	***	(Loss )	Rate

GLOBAL FUND
Class A
2011	$6.14	$ .01		$ (.61)	$ (.60)	$ —	$ —	$ —	$5.54	(9.77)%		$241,494		1.67%		1.67%		.18%		1.70%		.15%	103%
2012	5.54	.03		1.24	1.27	.02	—	.02	6.79	22.88		283,328		1.68		1.69		.44		1.70		.42	94
2013	6.79	.05		1.20	1.25	.03	—	.03	8.01	18.56		317,329		1.60		1.61		.66		1.62		.65	92
2014	8.01	—	(a)	.80	.80	.04	.11	.15	8.66	10.00		332,416		1.49		1.49		.03		1.54		(.02)	154
2015	8.66	—	(a)	.11	.11	—	1.51	1.51	7.26	.87		331,382		1.47		1.47		(.01)		1.52		(.06)	97
2016(f)	7.26	—	(a)	.12	.12	—	.40	.40	6.98	1.38	††	334,250		1.48	†	1.48	†	(.05	)†	1.53	†	(.10 )†	52	††
Class B
2011	5.36	(.09)		(.46)	(.55)	—	—	—	4.81	(10.26)		4,515		2.37		2.37		(.55)		2.40		(.58)	103
2012	4.81	(.09)		1.15	1.06	.01	—	.01	5.86	21.99		4,388		2.38		2.39		(.27)		2.40		(.29)	94
2013	5.86	(.07)		1.09	1.02	.02	—	.02	6.86	17.55		4,419		2.36		2.36		(.10)		2.38		(.12)	92
2014	6.86	(.06	)(a)	.69	.63	—	.11	.11	7.38	9.18		4,023		2.31		2.31		(.79)		2.36		(.84)	154
2015	7.38	(.05	)(a)	.10	.05	—	1.51	1.51	5.92	.09		3,405		2.28		2.28		(.82)		2.33		(.87)	97
2016(f)	5.92	(.03	)(a)	.11	.08	—	.40	.40	5.60	.97	††	3,124		2.28	†	2.28	†	(.87	)†	2.33	†	(.92 )†	52	††
Advisor Class
2013(d)	7.28	.06		.67	.73	—	—	—	8.01	10.03	††	1		1.27	†	1.27	†	1.46	†	4.88	†	(2.15)†	92	††
2014	8.01	—	(a)	.82	.82	—	.11	.11	8.72	10.24		66,590		1.06		1.06		.53		1.11		.48	154
2015	8.72	.03	(a)	.12	.15	—	1.51	1.51	7.36	1.37		114,556		1.06		1.06		.43		1.11		.38	97
2016(f)	7.36	.01	(a)	.12	.13	.01	.40	.41	7.08	1.47	††	137,831		1.06	†	1.06	†	.39	†	1.11	†	.34 †	52	††
Institutional Class
2013(d)	7.28	.06		.68	.74	—	—	—	8.02	10.17	††	1		1.14	†	1.14	†	1.55	†	4.59	†	(1.90)†	92	††
2014	8.02	—	(a)	.84	.84	—	.11	.11	8.75	10.48		3,001		1.03		1.03		.48		1.08		.43	154
2015	8.75	.04	(a)	.11	.15	—	1.51	1.51	7.39	1.37		2,955		1.02		1.02		.45		1.07		.40	97
2016(f)	7.39	.02	(a)	.12	.14	.01	.40	.41	7.12	1.62	††	3,132		1.01	†	1.01	†	.42	†	1.06	†	.37 †	52	††

220	221

Financial Highlights (continued)
FIRST INVESTORS EQUITY FUNDS

				PER SHARE DATA								RATIOS/SUPPLEMENTAL DATA
																				Ratio to Average Net
						Less Distributions								Ratio to Average						Assets Before Expenses
		Investment Operations				from								Net Assets**						Waived or Assumed
	Net Asset			Net Realized					Net Asset
	Value,	Net		and Unrealized	Total from	Net	Net		Value,			Net Assets		Net Expenses		Net Expenses		Net				Net		Portfolio
	Beginning	Investment		Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total		End of Period		After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income		Investments	Operations	Income	Gain	Distributions	Period	Return	*	(in thousands	)	Credits		Credits	***	Income		Expenses	***	Loss		Rate

GROWTH & INCOME FUND
Class A
2011	$12.91	$.19		$ (.14)	$ .05	$.18	$ —	$ .18	$12.78	.25%		$ 625,562		1.34%		1.34%		1.33%		N/A		N/A		24%
2012	12.78	.21		3.81	4.02	.14	—	.14	16.66	31.60		1,225,684		1.29		1.29		1.35		N/A		N/A		22
2013	16.66	.20		3.90	4.10	.22	—	.22	20.54	24.86		1,538,582		1.22		1.22		1.11		N/A		N/A		20
2014	20.54	.18	(a)	2.92	3.10	.20	.68	.88	22.76	15.26		1,632,920		1.15		1.15		.80		N/A		N/A		22
2015	22.76	.20	(a)	(1.37)	(1.17)	.19	1.05	1.24	20.35	(5.62)		1,496,803		1.15		1.15		.89		N/A		N/A		23
2016(f)	20.35	.15	(a)	.87	1.02	.16	.93	1.09	20.28	4.92	††	1,548,516		1.17	†	1.17	†	1.44	†	N/A		N/A		12	††
Class B
2011	12.14	.08		(.12)	(.04)	.09	—	.09	12.01	(.44)		19,635		2.04		2.04		.66		N/A		N/A		24
2012	12.01	.10		3.58	3.68	.05	—	.05	15.64	30.71		27,306		1.99		1.99		.63		N/A		N/A		22
2013	15.64	.06		3.67	3.73	.11	—	.11	19.26	24.02		27,762		1.96		1.96		.37		N/A		N/A		20
2014	19.26	—	(a)	2.73	2.73	—	.68	.68	21.31	14.32		25,497		1.93		1.93		.02		N/A		N/A		22
2015	21.31	.02	(a)	(1.27)	(1.25)	.04	1.05	1.09	18.97	(6.33)		19,316		1.93		1.93		.11		N/A		N/A		23
2016(f)	18.97	.06	(a)	.81	.87	.08	.93	1.01	18.83	4.50	††	17,790		1.96	†	1.96	†	.63	†	N/A		N/A		12	††
Advisor Class
2013(d)	18.49	.13		2.00	2.13	.08	—	.08	20.54	11.53	††	1.97			†	.97	†	1.31	†	4.60	%†	(2.32	)%†	20	††
2014	20.54	.27	(a)	2.91	3.18	.20	.68	.88	22.84	15.67		123,039.74				.74		1.17		N/A		N/A		22
2015	22.84	.29	(a)	(1.38)	(1.09)	.24	1.05	1.29	20.46	(5.24)		141,229.75				.75		1.29		N/A		N/A		23
2016(f)	20.46	.19	(a)	.88	1.07	.19	.93	1.12	20.41	5.15	††	169,173.77			†	.77	†	1.86	†	N/A		N/A		12	††
Institutional Class
2013(d)	18.49	.15		2.00	2.15	.09	—	.09	20.55	11.64	††	1.78			†	.78	†	1.50	†	4.19	†	(1.91	)†	20	††
2014	20.55	.27	(a)	2.92	3.19	.28	.68	.96	22.78	15.75		9,746.74				.74		1.21		N/A		N/A		22
2015	22.78	.29	(a)	(1.39)	(1.10)	.24	1.05	1.29	20.39	(5.27)		9,380.75				.75		1.29		N/A		N/A		23
2016(f)	20.39	.19	(a)	.88	1.07	.19	.93	1.12	20.34	5.19	††	10,086.74			†	.74	†	1.88	†	N/A		N/A		12	††

222	223

Financial Highlights (continued)
FIRST INVESTORS EQUITY FUNDS

				PER SHARE DATA								RATIOS/SUPPLEMENTAL DATA
																				Ratio to Average Net
						Less Distributions								Ratio to Average						Assets Before Expenses
		Investment Operations				from								Net Assets**						Waived or Assumed
	Net Asset	Net		Net Realized					Net Asset									Net
	Value,	Investment		and Unrealized	Total from	Net	Net		Value,			Net Assets		Net Expenses		Net Expenses		Investment				Net		Portfolio
	Beginning	Income		Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total		End of Period		After Fee		Before Fee		Income				Investment		Turnover
	of Period	(Loss	)	Investments	Operations	Income	Gain	Distributions	Period	Return	*	(in thousands	)	Credits		Credits	***	(Loss	)	Expenses	***	Loss		Rate

INTERNATIONAL FUND
Class A
2011	$10.18	$.12		$ (.59)	$ (.47)	$.17	—	$.17	$ 9.54	(4.70)%		$128,479		1.88%		1.88%		1.20%		N/A		N/A		30%
2012	9.54	.10		2.20	2.30	.16	—	.16	11.68	24.34		165,797		1.82		1.82		.86		N/A		N/A		41
2013	11.68	.04		.81	.85	—	—	—	12.53	7.28		215,873		1.71		1.71		.34		N/A		N/A		31
2014	12.53	.05	(a)	.50	.55	.02	—	.02	13.06	4.43		193,174		1.66		1.66		.39		N/A		N/A		34
2015	13.06	.05	(a)	(.41)	(.36)	.05	—	.05	12.65	(2.78)		194,991		1.64		1.64		.40		N/A		N/A		27
2016(f)	12.65	.01	(a)	.66	.67	.05	—	.05	13.27	5.31	††	207,806		1.61	†	1.61	†	.21	†	N/A		N/A		9	††
Class B
2011	9.91	.01		(.52)	(.51)	.16	—	.16	9.24	(5.30)		2,983		2.58		2.58		.30		N/A		N/A		30
2012	9.24	(.04)		2.19	2.15	.14	—	.14	11.25	23.50		3,328		2.52		2.52		(.02)		N/A		N/A		41
2013	11.25	(.11)		.84	.73	—	—	—	11.98	6.49		3,200		2.46		2.46		(.45)		N/A		N/A		31
2014	11.98	(.05	)(a)	.47	.42	—	—	—	12.40	3.51		2,893		2.49		2.49		(.42)		N/A		N/A		34
2015	12.40	(.06	)(a)	(.38)	(.44)	—	—	—	11.96	(3.55)		2,094		2.47		2.47		(.49)		N/A		N/A		27
2016(f)	11.96	(.04	)(a)	.62	.58	.03	—	.03	12.51	4.81	††	1,795		2.45	†	2.45	†	(.72	)†	N/A		N/A		9	††
Advisor Class
2013(d)	12.79	.06		(.30)	(.24)	—	—	—	12.55	(1.88	)††	1		1.45	†	1.45	†	.97	†	5.30	%†	(2.88	)%†	31	††
2014	12.55	.14	(a)	.44	.58	—	—	—	13.13	4.62		35,249		1.27		1.27		.98		N/A		N/A		34
2015	13.13	.11	(a)	(.43)	(.32)	.05	—	.05	12.76	(2.45)		57,623		1.24		1.24		.83		N/A		N/A		27
2016(f)	12.76	.04	(a)	.66	.70	.06	—	.06	13.40	5.52	††	69,827		1.22	†	1.22	†	.65	†	N/A		N/A		9	††
Institutional Class
2013(d)	12.79	.08		(.31)	(.23)	—	—	—	12.56	(1.80	)††	1		1.19	†	1.19	†	1.23	†	4.84	†	(2.42	)†	31	††
2014	12.56	.12	(a)	.51	.63	—	—	—	13.19	5.02		2,357		1.17		1.17		.93		N/A		N/A		34
2015	13.19	.12	(a)	(.43)	(.31)	.10	—	.10	12.78	(2.33)		2,347		1.14		1.14		.89		N/A		N/A		27
2016(f)	12.78	.05	(a)	.66	.71	.07	—	.07	13.42	5.54	††	2,543		1.11	†	1.11	†	.72	†	N/A		N/A		9	††

224	See notes to financial statements	225

Financial Highlights (continued)
FIRST INVESTORS EQUITY FUNDS

				PER SHARE DATA								RATIOS/SUPPLEMENTAL DATA
																				Ratio to Average Net
						Less Distributions								Ratio to Average						Assets Before Expenses
		Investment Operations				from								Net Assets**						Waived or Assumed
	Net Asset	Net		Net Realized					Net Asset									Net
	Value,	Investment		and Unrealized	Total from	Net	Net		Value,			Net Assets		Net Expenses		Net Expenses		Investment				Net		Portfolio
	Beginning	Income		Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total		End of Period		After Fee		Before Fee		Income				Investment		Turnover
	of Period	(Loss	)	Investments	Operations	Income	Gain	Distributions	Period	Return	*	(in thousands	)	Credits		Credits	***	(Loss	)	Expenses	***	Loss		Rate

OPPORTUNITY FUND
Class A
2011	$23.46	$ .17		$ .49	$ .66	$.05	$ —	$ .05	$24.07	2.77%		$415,392		1.36%		1.36%		.62%		N/A		N/A		37%
2012	24.07	.26		6.10	6.36	.17	.89	1.06	29.37	26.99		529,886		1.35		1.35		.94		N/A		N/A		36
2013	29.37	.18		9.64	9.82	.26	.80	1.06	38.13	34.47		726,942		1.28		1.28		.56		N/A		N/A		40
2014	38.13	.07	(a)	5.29	5.36	.16	2.43	2.59	40.90	14.20		805,113		1.20		1.20		.16		N/A		N/A		34
2015	40.90	.04	(a)	(.39)	(.35)	.06	2.70	2.76	37.79	(1.16)		818,955		1.20		1.20		.11		N/A		N/A		37
2016(f)	37.79	.14	(a)	.84	.98	.04	3.18	3.22	35.55	2.38	††	849,519		1.23	†	1.23	†	.78	†	N/A		N/A		19	††
Class B
2011	20.44	(.10)		.52	.42	.01	—	.01	20.85	2.04		15,025		2.06		2.06		(.04)		N/A		N/A		37
2012	20.85	.01		5.31	5.32	.13	.89	1.02	25.15	26.12		13,129		2.05		2.05		.15		N/A		N/A		36
2013	25.15	(.12)		8.26	8.14	.22	.80	1.02	32.27	33.49		13,677		2.02		2.02		(.18)		N/A		N/A		40
2014	32.27	(.21	)(a)	4.47	4.26	—	2.43	2.43	34.10	13.32		12,145		1.99		1.99		(.63)		N/A		N/A		34
2015	34.10	(.23	)(a)	(.29)	(.52)	—	2.70	2.70	30.88	(1.94)		9,691		1.97		1.97		(.67)		N/A		N/A		37
2016(f)	30.88	—	(a)	.71	.71	—	3.18	3.18	28.41	2.02	††	8,917		2.00	†	2.00	†	(.01	)†	N/A		N/A		19	††
Advisor Class
2013(d)	33.13	.16		4.89	5.05	—	—	—	38.18	15.24	††	1.98			†	.98	†	.91	†	4.48	%†	(2.59	)%†	40	††
2014	38.18	.23	(a)	5.22	5.45	—	2.43	2.43	41.20	14.43		35,733.90				.90		.51		N/A		N/A		34
2015	41.20	.16	(a)	(.40)	(.24)	.08	2.70	2.78	38.18	(.87)		48,322.91				.91		.40		N/A		N/A		37
2016(f)	38.18	.21	(a)	.84	1.05	.07	3.18	3.25	35.98	2.53	††	58,413.95			†	.95	†	1.09	†	N/A		N/A		19	††
Institutional Class
2013(d)	33.13	.19		4.89	5.08	—	—	—	38.21	15.33	††	1.85			†	.85	†	1.06	†	4.17	†	(2.26	)†	40	††
2014	38.21	.24	(a)	5.30	5.54	.17	2.43	2.60	41.15	14.66		3,838.79				.79		.58		N/A		N/A		34
2015	41.15	.22	(a)	(.40)	(.18)	.20	2.70	2.90	38.07	(.74)		4,228.78				.78		.52		N/A		N/A		37
2016(f)	38.07	.23	(a)	.84	1.07	.08	3.18	3.26	35.88	2.61	††	4,716.79			†	.79	†	1.23	†	N/A		N/A		19	††

226	227

Financial Highlights (continued)
FIRST INVESTORS EQUITY FUNDS

				PER SHARE DATA										RATIOS/SUPPLEMENTAL DATA
																						Ratio to Average Net
						Less Distributions										Ratio to Average						Assets Before Expenses
		Investment Operations				from										Net Assets**						Waived or Assumed
	Net Asset	Net		Net Realized							Net Asset									Net				Net
	Value,	Investment		and Unrealized	Total from	Net		Net			Value,			Net Assets		Net Expenses		Net Expenses		Investment				Investment		Portfolio
	Beginning	Income		Gain (Loss) on	Investment	Investment		Realized	Total		End of	Total		End of Period		After Fee		Before Fee		Income				Income		Turnover
	of Period	(Loss	)	Investments	Operations	Income		Gain	Distributions		Period	Return	*	(in thousands	)	Credits		Credits	***	(Loss	)	Expenses	***	(Loss	)	Rate

REAL ESTATE FUND
Class A
2015(c)	$10.00	$ .09	(a)	$(1.06)	$(.97)	$.07		$ —	$ .07		$ 8.96	(9.67	)%††	$ 11,410		1.45	%†	1.45	%†	1.99	%†	2.31	%†	1.13	%†	18	%††
2016(f)	8.96	.21	(a)	.96	1.17	.10		.02	.12		10.01	13.11	††	18,181		1.45	†	1.45	†	4.55	†	1.74	†	4.26	†	12	††
Advisor Class
2015(c)	10.00	.11	(a)	(1.06)	(.95)	.07		—	.07		8.98	(9.45	)††	40,824		1.12	†	1.12	†	2.36	†	1.63	†	1.85	†	18	††
2016(f)	8.98	.22	(a)	.97	1.19	.11		.02	.13		10.04	13.34	††	52,502		1.12	†	1.12	†	4.67	†	1.37	†	4.42	†	12	††
Institutional Class
2015(c)	10.00	.09	(a)	(1.04)	(.95)	.09		—	.09		8.96	(9.45	)††	963		1.00	†	1.00	†	2.08	†	2.18	†	.90	†	18	††
2016(f)	8.96	.24	(a)	.96	1.20	.12		.02	.14		10.02	13.43	††	1,169		1.00	†	1.00	†	5.07	†	1.21	†	4.86	†	12	††

SELECT GROWTH FUND
Class A
2011	$ 5.79	$(.02)		$ .54	$ .52	$ —		$ —	$ —		$ 6.31	8.98%		$203,243		1.45%		1.45%		(.28)%		N/A		N/A		62%
2012	6.31	(.03)		1.70	1.67	—		—	—		7.98	26.47		271,019		1.42		1.42		(.35)		N/A		N/A		53
2013	7.98	.02		1.24	1.26	—		—	—		9.24	15.79		315,833		1.35		1.35		.25		N/A		N/A		71
2014	9.24	—	(a)	1.73	1.73	.00	(b)	—	.00	(b)	10.97	18.77		330,595		1.27		1.27		.03		N/A		N/A		33
2015	10.97	.02	(a)	.65	.67	.00	(b)	—	.00	(b)	11.64	6.12		352,651		1.25		1.25		.16		N/A		N/A		48
2016(f)	11.64	.02	(a)	.24	.26	.02		1.13	1.15		10.75	1.85	††	364,311		1.27	†	1.27	†	.28	†	N/A		N/A		21	††
Class B
2011	5.33	(.07)		.51	.44	—		—	—		5.77	8.26		6,692		2.15		2.15		(.98)		N/A		N/A		62
2012	5.77	(.09)		1.57	1.48	—		—	—		7.25	25.65		5,853		2.12		2.12		(1.07)		N/A		N/A		53
2013	7.25	(.06)		1.15	1.09	—		—	—		8.34	15.03		5,308		2.10		2.10		(.48)		N/A		N/A		71
2014	8.34	(.07	)(a)	1.55	1.48	—		—	—		9.82	17.75		4,868		2.06		2.06		(.76)		N/A		N/A		33
2015	9.82	(.07	)(a)	.59	.52	—		—	—		10.34	5.30		4,101		2.03		2.03		(.63)		N/A		N/A		48
2016(f)	10.34	(.03	)(a)	.23	.20	—		1.13	1.13		9.41	1.50	††	3,650		2.05	†	2.06	†	(.51	)†	N/A		N/A		21	††
Advisor Class
2013(d)	8.46	.01		.79	.80	—		—	—		9.26	9.46	††	1		1.02	†	1.02	†	.25	†	4.63	%†	(3.36	)%†	71	††
2014	9.26	.06	(a)	1.69	1.75	—		—	—		11.01	18.90		31,902.83				.83		.51		N/A		N/A		33
2015	11.01	.07	(a)	.66	.73	.01		—	.01		11.73	6.61		46,793.84				.84		.57		N/A		N/A		48
2016(f)	11.73	.04	(a)	.24	.28	.03		1.13	1.16		10.85	2.03	††	55,925.86			†	.87	†	.69	†	N/A		N/A		21	††
Institutional Class
2013(d)	8.46	.02		.79	.81	—		—	—		9.27	9.57	††	1.89			†	.89	†	.39	†	4.32	†	(3.04	)†	71	††
2014	9.27	.05	(a)	1.74	1.79	—		—	—		11.06	19.31		3,057.83				.83		.48		N/A		N/A		33
2015	11.06	.07	(a)	.66	.73	.02		—	.02		11.77	6.56		3,608.82				.82		.59		N/A		N/A		48
2016(f)	11.77	.04	(a)	.25	.29	.03		1.13	1.16		10.90	2.13	††	3,883.83			†	.83	†	.72	†	N/A		N/A		21	††

228	229

Financial Highlights (continued)
FIRST INVESTORS EQUITY FUNDS

				PER SHARE DATA								RATIOS/SUPPLEMENTAL DATA
																				Ratio to Average Net
						Less Distributions								Ratio to Average						Assets Before Expenses
		Investment Operations				from								Net Assets**						Waived or Assumed
	Net Asset	Net		Net Realized					Net Asset									Net				Net
	Value,	Investment		and Unrealized	Total from	Net	Net		Value,			Net Assets		Net Expenses		Net Expenses		Investment				Investment		Portfolio
	Beginning	Income		Gain on	Investment	Investment	Realized	Total	End of	Total		End of Period		After Fee		Before Fee		Income				Income		Turnover
	of Period	(Loss	)	Investments	Operations	Income	Gain	Distributions	Period	Return	*	(in thousands	)	Credits		Credits	***	(Loss	)	Expenses	***	(Loss	)	Rate

SPECIAL SITUATIONS FUND
Class A
2011	$20.66	$ .03		$1.03	$1.06	$ —	$ —	$ —	$21.72	5.13%		$285,220		1.44%		1.44%		.13%		1.54%		.03%		73%
2012	21.72	.01		4.46	4.47	.03	1.76	1.79	24.40	21.19		342,939		1.43		1.43		.03		1.53		(.07)		41
2013	24.40	.11		4.68	4.79	.12	1.00	1.12	28.07	20.47		412,102		1.39		1.39		.42		1.47		.34		110
2014	28.07	.02	(a)	3.16	3.18	—	4.60	4.60	26.65	11.65		425,957		1.33		1.33		.06		1.38		.01		55
2015	26.65	.02	(a)	.07	.09	.04	1.43	1.47	25.27	.12		432,235		1.32		1.32		.07		1.33		.06		43
2016(f)	25.27	.15	(a)	.11	.26	.02	1.44	1.46	24.07	.83	††	438,702		1.35	†	1.35	†	1.23	†	1.36	†	1.22	†	20	††
Class B
2011	17.95	(.13)		.92	.79	—	—	—	18.74	4.40		5,884		2.14		2.14		(.55)		2.24		(.65)		73
2012	18.74	(.15)		3.84	3.69	—	1.76	1.76	20.67	20.33		5,085		2.13		2.13		(.67)		2.23		(.77)		41
2013	20.67	(.10)		3.96	3.86	.08	1.00	1.08	23.45	19.62		4,932		2.13		2.13		(.29)		2.21		(.37)		110
2014	23.45	(.17	)(a)	2.62	2.45	—	4.60	4.60	21.30	10.71		4,441		2.16		2.16		(.77)		2.21		(.82)		55
2015	21.30	(.16	)(a)	.08	(.08)	—	1.43	1.43	19.79	(.67)		3,618		2.13		2.13		(.74)		2.14		(.75)		43
2016(f)	19.79	.04	(a)	.09	.13	—	1.44	1.44	18.48	.41	††	3,343		2.17	†	2.17	†	.39	†	2.18	†	.38	†	20	††
Advisor Class
2013(d)	25.71	.01		2.37	2.38	—	—	—	28.09	9.26	††	1		1.16	†	1.16	†	.08	†	4.82	†	(3.58	)†	110	††
2014	28.09	.12	(a)	3.10	3.22	—	4.60	4.60	26.71	11.82		26,458		1.01		1.01		.39		1.06		.34		55
2015	26.71	.10	(a)	.08	.18	.08	1.43	1.51	25.38	.46		38,790		1.02		1.03		.37		1.04		.36		43
2016(f)	25.38	.19	(a)	.10	.29	.04	1.44	1.48	24.19	.95	††	47,050		1.06	†	1.06	†	1.55	†	1.07	†	1.54	†	20	††
Institutional Class
2013(d)	25.71	.06		2.37	2.43	—	—	—	28.14	9.45	††	1.84			†	.84	†	.42	†	4.43	†	(3.17	)†	110	††
2014	28.14	.14	(a)	3.16	3.30	—	4.60	4.60	26.84	12.10		5,750.89				.89		.51		.94		.46		55
2015	26.84	.14	(a)	.08	.22	.16	1.43	1.59	25.47	.60		5,905.88				.88		.51		.89		.50		43
2016(f)	25.47	.21	(a)	.10	.31	.05	1.44	1.49	24.29	1.03	††	6,215.89			†	.89	†	1.68	†	.90	†	1.67	†	20	††

230	231

Financial Highlights (continued)
FIRST INVESTORS EQUITY FUNDS

				PER SHARE DATA								RATIOS/SUPPLEMENTAL DATA
																				Ratio to Average Net
						Less Distributions								Ratio to Average						Assets Before Expenses
		Investment Operations				from								Net Assets**						Waived or Assumed
	Net Asset			Net Realized					Net Asset
	Value,	Net		and Unrealized	Total from	Net	Net		Value,			Net Assets		Net Expenses		Net Expenses		Net				Net		Portfolio
	Beginning	Investment		Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total		End of Period		After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income		Investments	Operations	Income	Gain	Distributions	Period	Return	*	(in thousands	)	Credits		Credits	***	Income		Expenses	***	Loss		Rate

TOTAL RETURN FUND
Class A
2011	$14.19	$.31		$ (.06)	$ .25	$.34	$ —	$.34	$14.10	1.65%		$384,720		1.33%		1.33%		1.97%		N/A		N/A		36%
2012	14.10	.30		2.71	3.01	.30	—	.30	16.81	21.46		532,551		1.32		1.32		1.79		N/A		N/A		32
2013	16.81	.27		1.99	2.26	.34	.24	.58	18.49	13.77		664,054		1.26		1.26		1.45		N/A		N/A		32
2014	18.49	.22	(a)	1.65	1.87	.31	.42	.73	19.63	10.18		767,354		1.19		1.19		1.14		N/A		N/A		44
2015	19.63	.21	(a)	(.68)	(.47)	.28	.67	.95	18.21	(2.65)		784,281		1.18		1.18		1.05		N/A		N/A		40
2016(f)	18.21	.12	(a)	.51	.63	.14	.43	.57	18.27	3.47	††	818,377		1.19	†	1.20	†	1.33	†	N/A		N/A		29	††
Class B
2011	13.96	.19		(.04)	.15	.23	—	.23	13.88	1.01		12,961		2.03		2.03		1.30		N/A		N/A		36
2012	13.88	.18		2.65	2.83	.18	—	.18	16.53	20.49		10,872		2.02		2.02		1.09		N/A		N/A		32
2013	16.53	.15		1.95	2.10	.22	.24	.46	18.17	12.98		10,207		2.01		2.01		.71		N/A		N/A		32
2014	18.17	.07	(a)	1.61	1.68	.16	.42	.58	19.27	9.29		10,016		1.97		1.97		.36		N/A		N/A		44
2015	19.27	.06	(a)	(.68)	(.62)	.06	.67	.73	17.92	(3.44)		8,270		1.96		1.96		.27		N/A		N/A		40
2016(f)	17.92	.05	(a)	.51	.56	.07	.43	.50	17.98	3.12	††	7,998		1.97	†	1.97	†	.55	†	N/A		N/A		29	††
Advisor Class
2013(d)	17.62	.09		.95	1.04	.17	—	.17	18.49	5.89	††	1		1.01	†	1.01	†	1.40	†	4.76	%†	(2.35	)%†	32	††
2014	18.49	.29	(a)	1.60	1.89	.32	.42	.74	19.64	10.34		2,106.78				.78		1.46		N/A		N/A		44
2015	19.64	.29	(a)	(.69)	(.40)	.31	.67	.98	18.26	(2.24)		976.78				.78		1.44		N/A		N/A		40
2016(f)	18.26	.16	(a)	.52	.68	.17	.43	.60	18.34	3.72	††	912.82			†	.82	†	1.69	†	N/A		N/A		29	††
Institutional Class
2013(d)	17.62	.10		.95	1.05	.17	—	.17	18.50	5.98	††	1.82			†	.82	†	1.48	†	4.35	†	(2.05	)†	32	††
2014	18.50	.30	(a)	1.63	1.93	.36	.42	.78	19.65	10.55		2,885.78				.78		1.55		N/A		N/A		44
2015	19.65	.29	(a)	(.70)	(.41)	.28	.67	.95	18.29	(2.28)		30,644.77				.77		1.47		N/A		N/A		40
2016(f)	18.29	.16	(a)	.53	.69	.17	.43	.60	18.38	3.78	††	30,520.78			†	.78	†	1.74	†	N/A		N/A		29	††

*	Calculated without sales charges.
**	Net of expenses waived or assumed (Note 3).
***	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1G).
†	Annualized
††	Not annualized
(a)	Based on average shares during the period.
(b)	Due to rounding, amount is less than .005 per share.
(c)	For the period April 6, 2015 (commencement of operations) to September 30, 2015.
(d)	For the period April 1, 2013 (commencement of operations) to September 30, 2013.
(e)	Prior to September 4, 2012, known as Value Fund.
(f)	For the period October 1, 2015 to March 31, 2016.

232	See notes to financial statements	233

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
First Investors Income Funds and First Investors Equity Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments of the Cash Management Fund, Balanced Income Fund, Floating Rate Fund, Fund For Income, Government Fund, International Opportunities Bond Fund, Investment Grade Fund, Limited Duration High Quality Bond Fund and Strategic Income Fund (each a series of First Investors Income Funds), and the Equity Income Fund, Global Fund, Growth & Income Fund, International Fund, Opportunity Fund, Real Estate Fund, Select Growth Fund, Special Situations Fund and Total Return Fund (each a series of First Investors Equity Funds), as of March 31, 2016, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2016, by correspondence with the custodian, brokers and agent banks. Where brokers and agent banks have not replied to our confirmation requests, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

234

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cash Management Fund, Balanced Income Fund, Floating Rate Fund, Fund For Income, Government Fund, International Opportunities Bond Fund, Investment Grade Fund, Limited Duration High Quality Bond Fund, Strategic Income Fund, and the Equity Income Fund, Global Fund, Growth & Income Fund, International Fund, Opportunity Fund, Real Estate Fund, Select Growth Fund, Special Situations Fund and Total Return Fund, as of March 31, 2016, and the results of their operations, changes in their net assets, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
May 26, 2016

235

Board Considerations of Advisory Contracts and Fees
(unaudited)
BALANCED INCOME FUND

Consideration of the Investment Advisory Agreement with respect to the First Investors Balanced Income Fund

At the September 17, 2015 meeting (the “September Meeting”) of the Board of Trustees (the “Board” or the “Trustees”) of the First Investors Income Funds (the “Trust”), the Board, including a majority of Board members who are not interested persons of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), discussed and approved, for the new First Investors Balanced Income Fund (the “New Fund”), the investment advisory agreement (the “Advisory Agreement”) with First Investors Management Company, Inc. (“FIMCO”).

The Trustees were provided with preliminary materials relating to the New Fund by FIMCO initially in connection with a Board meeting held on May 21, 2015 and then more detailed materials in advance of and at the September Meeting. The material factors and conclusions that formed the basis for the approval of the Advisory Agreement are discussed below. In addition, the Trustees met in person with senior officers of FIMCO, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) and others to receive information on, and discuss the approval of, the Advisory Agreement.

In making their determinations, the Trustees took into account management style, investment strategies, investment philosophy and process, FIMCO’s past performance and FIMCO’s personnel that would be serving the New Fund. In evaluating the Advisory Agreement, the Trustees also reviewed information provided by FIMCO, including the terms of the Advisory Agreement and information regarding fee arrangements, including the structure of the advisory fee, the method of computing fees, and the frequency of payment of fees. Among other things, the Trustees also reviewed information comparing the New Fund’s advisory fee rate and projected total expenses with a peer group of other similar funds compiled by Lipper, Inc., an independent provider of investment company data.

236

After extensive discussion and consideration among themselves, and with FIMCO representatives, Trust counsel and Independent Legal Counsel, including during an executive session with Independent Legal Counsel held the day before the September Meeting, the Trustees concluded as follows with respect to the New Fund:

• The nature and extent of the investment advisory services to be provided to the New Fund by FIMCO were consistent with the terms of the Advisory Agreement;

• The prospects for satisfactory investment performance of the New Fund were reasonable;

• Shareholders of the New Fund may benefit from economies of scale in the future as assets grow due to breakpoints included in the fee schedule for the Advisory Agreement;

• Shareholders of the New Fund may benefit from FIMCO’s agreement to impose a voluntary advisory fee waiver which would reduce the advisory fee for the New Fund to the rate at the first breakpoint in the advisory fee schedule;

• Shareholders of the New Fund may benefit from FIMCO’s agreement that total expenses of the New Fund would be capped under an expense limitation agreement pursuant to which FIMCO or the New Fund’s transfer agent, an affiliate of FIMCO, will limit total annual operating expenses to a certain level for each class of shares of the New Fund;

• The cost of services to be provided by FIMCO to the New Fund and the profits to be realized by FIMCO and its affiliates from their relationship with the New Fund would be assessed after a reasonable period of New Fund operations; and

• FIMCO may receive certain “fall out” or ancillary benefits by obtaining research and other services from broker-dealers that execute brokerage transactions for the New Fund.

* * *

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Board, including a majority of the Independent Trustees, concluded that the approval of the Advisory Agreement was in the best interests of the New Fund and its shareholders and unanimously approved such Advisory Agreement.

237

FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS

Trustees
Susan E. Artmann

Mary J. Barneby

Charles R. Barton, III

Arthur M. Scutro, Jr.

Mark R. Ward

Officers
William Lipkus
President

Marc S. Milgram
Chief Compliance Officer

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Mary C. Carty
Secretary

Carol Lerner Brown
Assistant Secretary

238

Shareholder Information
Investment Adviser	Underwriter
Foresters Investment Management	Foresters Financial Services, Inc.
Company, Inc.	40 Wall Street
40 Wall Street	New York, NY 10005
New York, NY 10005

Subadviser	Custodian
(International Opportunities Bond Fund)	The Bank of New York Mellon
Brandywine Global Investment	225 Liberty Street
Management, LLC	New York, NY 10286
2929 Arch Street
Philadelphia, PA 19104

Subadviser	Transfer Agent
(Floating Rate Fund and Fund For Income)	Foresters Investor Services, Inc.
Muzinich & Co., Inc.	Raritan Plaza I – 8th Floor
450 Park Avenue	Edison, NJ 08837-3620
New York, NY 10022

Subadviser	Independent Registered Public
(Global Fund)	Accounting Firm
Wellington Management Company LLP	Tait, Weller & Baker LLP
280 Congress Street	1818 Market Street
Boston, MA 02210	Philadelphia, PA 19103

Subadviser	Legal Counsel
(Select Growth Fund)	K&L Gates LLP
Smith Asset Management Group, L.P.	1601 K Street, N.W.
100 Crescent Court	Washington, DC 20006
Dallas, TX 75201

Subadviser
(International Fund)
Vontobel Asset Management, Inc.
1540 Broadway
New York, NY 10036

239

A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio’s securities is available, without charge, upon request by calling toll free 1-800-423-4026 or can be viewed online or downloaded from the EDGAR database on the U.S. Securities and Exchange Commission’s (“SEC”) internet website at http://www.sec.gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 1-800-423-4026 and on the SEC’s internet website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov; and may also be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The schedule of portfolio holdings is available, without charge, upon request in writing or by calling 1-800-423-4026.

240

NOTES

241

Foresters Financial

Foresters Financial
40 Wall Street
New York, NY 10005

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IESAR316

Item 2. Code of Ethics

Not applicable for semi-annual report

Item 3. Audit Committee Financial Expert

Not applicable for semi-annual report

Item 4. Principal Accountant Fees and Services

Not applicable for semi-annual report

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments

(a) Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies & Procedures for Closed-End Management Investment Companies

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics - Not applicable for semi-annual report

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - Filed herewith

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Equity Funds

By	/S/ WILLIAM LIPKUS
William Lipkus
President and Principal Executive Officer

Date:	May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/S/ WILLIAM LIPKUS
William Lipkus
President and Principal Executive Officer

By	/S/ JOSEPH I. BENEDEK
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:	May 26, 2016